UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2013, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Aerospace & Defense — 1.0%
20,811	Boeing Co. (The)	2,131,879
21,250	United Technologies Corp.	1,974,975

		4,106,854

	Agriculture — 3.4%
97,009	Monsanto Co.	9,584,489
54,029	Philip Morris International, Inc.	4,679,992

		14,264,481

	Airlines — 0.3%
61,500	Delta Air Lines, Inc. *	1,150,665

	Apparel — 1.9%
20,776	Coach, Inc.	1,186,102
81,169	NIKE, Inc. Class B	5,168,842
8,700	Ralph Lauren Corp.	1,511,538

		7,866,482

	Auto Parts & Equipment — 0.4%
17,900	BorgWarner, Inc. *	1,542,085

	Banks — 0.8%
78,470	Wells Fargo & Co.	3,238,457

	Beverages — 2.0%
24,622	Anheuser-Busch InBev NV, ADR	2,222,382
155,797	Coca-Cola Co. (The)	6,249,017

		8,471,399

	Biotechnology — 5.4%
48,000	Alexion Pharmaceuticals, Inc. *	4,427,520
17,900	Amgen, Inc.	1,766,014
34,613	Biogen Idec, Inc. *	7,448,718
21,900	Celgene Corp. *	2,560,329
16,379	Illumina, Inc. * ‡	1,225,804
11,900	Regeneron Pharmaceuticals, Inc. *	2,676,072
33,583	Vertex Pharmaceuticals, Inc. *	2,682,274

		22,786,731

	Chemicals — 2.0%
15,777	Agrium, Inc. ‡	1,371,968
33,924	Ecolab, Inc.	2,889,985
23,900	Praxair, Inc.	2,752,324
6,995	Sherwin-Williams Co. (The)	1,235,317

		8,249,594

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — 4.5%
39,332	ADT Corp. (The)	1,567,380
14,322	Alliance Data Systems Corp. * ‡	2,592,712
3,035	Mastercard, Inc. Class A	1,743,607
71,400	Visa, Inc. Class A	13,048,350

		18,952,049

	Computers — 4.7%
34,739	Apple, Inc.	13,759,423
9,700	Cognizant Technology Solutions Corp. Class A *	607,317
47,023	EMC Corp.	1,110,683
15,576	International Business Machines Corp.	2,976,730
18,899	SanDisk Corp. *	1,154,729

		19,608,882

	Cosmetics & Personal Care — 0.9%
16,800	Estee Lauder Cos. (The), Inc. Class A	1,104,936
32,751	Procter & Gamble Co. (The)	2,521,499

		3,626,435

	Distribution & Wholesale — 0.5%
15,769	Fastenal Co.	723,009
5,000	W.W. Grainger, Inc.	1,260,900

		1,983,909

	Diversified Financial Services — 2.9%
37,292	American Express Co.	2,787,950
6,560	BlackRock, Inc.	1,684,936
9,800	Franklin Resources, Inc.	1,332,996
12,528	IntercontinentalExchange, Inc. *	2,226,977
22,500	JPMorgan Chase & Co.	1,187,775
70,600	Morgan Stanley	1,724,758
16,131	T. Rowe Price Group, Inc.	1,179,983

		12,125,375

	Food — 1.2%
31,853	Kraft Foods Group, Inc. Class A	1,779,627
38,659	Unilever NV	1,519,685
36,912	Whole Foods Market, Inc.	1,900,230

		5,199,542

	Health Care - Products — 2.1%
26,805	Edwards Lifesciences Corp. *	1,801,296
6,775	Intuitive Surgical, Inc. *	3,432,080
31,141	Johnson & Johnson	2,673,766
15,584	Varian Medical Systems, Inc. *	1,051,141

		8,958,283

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — 1.0%
6,144	DaVita HealthCare Partners, Inc. *	742,195
52,627	UnitedHealth Group, Inc.	3,446,016

		4,188,211

	Insurance — 0.9%
29,808	American International Group, Inc. *	1,332,418
38,036	Aon Plc	2,447,616

		3,780,034

	Internet — 15.0%
54,869	Amazon.Com, Inc. *	15,236,573
24,667	Baidu, Inc., Sponsored ADR *	2,331,771
87,368	eBay, Inc. *	4,518,673
12,637	Equinix, Inc. *	2,334,307
17,030	F5 Networks, Inc. *	1,171,664
129,890	Facebook, Inc. Class A *	3,229,065
25,427	Google, Inc. Class A *	22,385,168
12,410	priceline.com, Inc. *	10,264,683
31,300	Splunk, Inc. *	1,451,068

		62,922,972

	Iron & Steel — 0.1%
14,272	Nucor Corp.	618,263

	Lodging — 0.6%
47,600	Las Vegas Sands Corp.	2,519,468

	Media — 2.5%
30,300	CBS Corp. Class B	1,480,761
37,236	Comcast Corp. Class A	1,559,444
17,787	Discovery Communications, Inc. Class A *	1,373,334
56,900	News Corp. Class A	1,854,940
376,000	Sirius XM Radio, Inc. ‡	1,259,600
45,075	Walt Disney Co. (The)	2,846,486

		10,374,565

	Metal Fabricate & Hardware — 1.5%
27,968	Precision Castparts Corp.	6,321,048

	Miscellaneous - Manufacturing — 3.7%
113,184	Danaher Corp.	7,164,547
35,524	Eaton Corp. Plc	2,337,834
167,689	General Electric Co.	3,888,708
26,476	Honeywell International, Inc.	2,100,606

		15,491,695

	Oil & Gas — 2.3%
16,200	Cabot Oil & Gas Corp.	1,150,524
21,100	Noble Energy, Inc.	1,266,844
11,128	Occidental Petroleum Corp.	992,952
4,700	Pioneer Natural Resources Co.	680,325

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
39,510	Range Resources Corp.	3,054,913
69,100	Southwestern Energy Co. *	2,524,223

		9,669,781

	Oil & Gas Services — 3.7%
43,449	Cameron International Corp. *	2,657,341
67,000	FMC Technologies, Inc. *	3,730,560
48,688	National Oilwell Varco, Inc.	3,354,603
79,378	Schlumberger, Ltd.	5,688,228

		15,430,732

	Pharmaceuticals — 5.4%
39,600	Abbott Laboratories	1,381,248
45,165	Allergan, Inc.	3,804,700
30,000	BioMarin Pharmaceutical, Inc. *	1,673,700
51,324	Bristol-Myers Squibb Co.	2,293,669
53,093	Express Scripts Holding Co. *	3,275,307
84,427	Gilead Sciences, Inc. *	4,323,507
12,410	Perrigo Co.	1,501,610
42,274	Pfizer, Inc.	1,184,095
35,800	Sanofi, ADR	1,844,058
50,600	Zoetis, Inc. ‡	1,563,034

		22,844,928

	Pipelines — 0.7%
74,152	Kinder Morgan, Inc.	2,828,899

	REITS — 0.3%
20,700	American Tower Corp. REIT	1,514,619

	Retail — 11.7%
15,146	Bed Bath & Beyond, Inc. *	1,073,851
46,300	Best Buy Co., Inc.	1,265,379
13,446	Chipotle Mexican Grill, Inc. *	4,899,050
30,139	Costco Wholesale Corp.	3,332,469
112,299	CVS Caremark Corp.	6,421,257
34,400	Dollar General Corp. *	1,734,792
28,094	Family Dollar Stores, Inc.	1,750,537
23,300	Home Depot, Inc. (The)	1,805,051
52,672	Lowe’s Cos., Inc.	2,154,285
19,612	Lululemon Athletica, Inc. * ‡	1,284,978
20,810	McDonald’s Corp.	2,060,190
17,536	Michael Kors Holdings, Ltd. *	1,087,583
10,010	O’Reilly Automotive, Inc. *	1,127,326
2,699	Panera Bread Co. Class A *	501,852
31,428	Ross Stores, Inc.	2,036,849
144,458	Starbucks Corp.	9,460,555
42,926	Ulta Salon Cosmetics & Fragrance, Inc. *	4,299,468
14,069	Wal-Mart Stores, Inc.	1,048,000
17,000	Walgreen Co.	751,400
12,200	Yum! Brands, Inc.	845,948

		48,940,820

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — 3.1%
64,900	ARM Holdings Plc, Sponsored ADR	2,348,082
77,818	ASML Holding NV, ADR	6,155,404
54,182	Broadcom Corp. Class A	1,829,184
44,400	NXP Semiconductor NV *	1,375,512
36,163	Texas Instruments, Inc.	1,261,004

		12,969,186

	Software — 5.9%
12,800	athenahealth, Inc. * ‡	1,084,416
24,427	Automatic Data Processing, Inc.	1,682,043
45,100	Cerner Corp. *	4,333,659
25,881	Informatica Corp. *	905,318
187,185	Microsoft Corp.	6,463,498
43,642	Oracle Corp.	1,340,682
220,000	Salesforce.com, Inc. *	8,399,600
10,403	VMware, Inc. Class A *	696,897

		24,906,113

	Telecommunications — 3.3%
25,690	Crown Castle International Corp. *	1,859,699
72,652	Juniper Networks, Inc. *	1,402,910
87,019	QUALCOMM, Inc.	5,315,121
21,000	SBA Communications Corp. Class A *	1,556,520
70,465	Verizon Communications, Inc.	3,547,208

		13,681,458

	Transportation — 2.8%
17,884	FedEx Corp.	1,763,005
66,044	Union Pacific Corp.	10,189,268

		11,952,273

	TOTAL COMMON STOCKS (COST $330,166,756)	413,086,288

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.3%
	Bank Deposit — 2.7%
11,214,774	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	11,214,774

	Securities Lending Collateral — 1.6%
6,638,198	State Street Navigator Securities Lending Prime Portfolio ***	6,638,198

	TOTAL SHORT-TERM INVESTMENTS (COST $17,852,972)	17,852,972

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

TOTAL INVESTMENTS — 102.8% (COST $348,019,728)	430,939,260
Other Assets and Liabilities (net) — (2.8)%	(11,840,701)

NET ASSETS — 100.0%	$419,098,559

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.5
Short-Term Investments	4.3
Other Assets and Liabilities (net)	(2.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.5%
	Advertising — 0.4%
28,054	Omnicom Group, Inc.	1,763,755

	Aerospace & Defense — 1.9%
30,206	L-3 Communications Holdings, Inc.	2,589,862
39,487	Northrop Grumman Corp.	3,269,524
26,498	Raytheon Co.	1,752,048
6,496	Rockwell Collins, Inc.	411,911

		8,023,345

	Agriculture — 0.0%
4,086	Reynolds American, Inc.	197,640

	Airlines — 1.1%
242,160	Delta Air Lines, Inc. *	4,530,814

	Auto Manufacturers — 1.5%
118,337	General Motors Co. *	3,941,805
21,500	Toyota Motor Corp., Sponsored ADR	2,594,190

		6,535,995

	Auto Parts & Equipment — 1.1%
11,070	Delphi Automotive Plc	561,138
79,560	Johnson Controls, Inc.	2,847,453
23,485	Lear Corp.	1,419,903

		4,828,494

	Banks — 7.3%
625,310	Bank of America Corp.	8,041,487
40,845	BB&T Corp.	1,383,829
46,570	Capital One Financial Corp.	2,925,062
31,000	Comerica, Inc.	1,234,730
134,730	Fifth Third Bancorp	2,431,876
18,210	PNC Financial Services Group, Inc.	1,327,873
24,145	State Street Corp.	1,574,495
59,270	SunTrust Banks, Inc.	1,871,154
242,737	Wells Fargo & Co.	10,017,756

		30,808,262

	Beverages — 1.0%
82,351	Coca-Cola Enterprises, Inc.	2,895,461
8,450	Constellation Brands, Inc. Class A *	440,414
8,890	PepsiCo, Inc.	727,113

		4,062,988

	Biotechnology — 0.9%
36,788	Amgen, Inc.	3,629,504

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Chemicals — 0.7%
51,800	Dow Chemical Co. (The)	1,666,406
20,150	LyondellBasell Industries NV Class A	1,335,139

		3,001,545

	Commercial Services — 2.6%
25,282	H&R Block, Inc.	701,576
138,860	Hertz Global Holdings, Inc. *	3,443,728
33,855	McKesson Corp.	3,876,397
8,480	Moody’s Corp.	516,686
134,600	RR Donnelley & Sons Co. ‡	1,885,746
41,878	Western Union Co. (The)	716,533

		11,140,666

	Computers — 2.8%
3,430	Apple, Inc.	1,358,554
1,900	Brocade Communications Systems, Inc. *	10,944
43,940	EMC Corp.	1,037,863
18,175	NetApp, Inc. *	686,651
20,740	SanDisk Corp. *	1,267,214
128,352	Seagate Technology Plc	5,754,020
31,528	Western Digital Corp.	1,957,574

		12,072,820

	Cosmetics & Personal Care — 0.1%
23,510	Avon Products, Inc.	494,415

	Diversified Financial Services — 10.1%
69,889	Ameriprise Financial, Inc.	5,652,622
47,000	Blackstone Group (The), LP	989,820
98,685	Charles Schwab Corp. (The)	2,095,082
198,843	Citigroup, Inc.	9,538,499
36,470	Discover Financial Services	1,737,431
18,315	Goldman Sachs Group, Inc. (The)	2,770,144
16,880	Invesco, Ltd.	536,784
253,362	JPMorgan Chase & Co.	13,374,980
49,400	KKR & Co., LP	971,204
30,130	Morgan Stanley	736,076
150,028	SLM Corp.	3,429,640
48,100	TD Ameritrade Holding Corp.	1,168,349

		43,000,631

	Electric — 0.9%
89,880	AES Corp.	1,077,661
15,210	American Electric Power Co., Inc.	681,104
6,620	NextEra Energy, Inc.	539,398
55,110	NRG Energy, Inc.	1,471,437

		3,769,600

	Electronics — 0.2%
17,877	TE Connectivity, Ltd.	814,119

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Food — 2.4%
43,790	ConAgra Foods, Inc.	1,529,585
55,618	Koninklijke Ahold NV, Sponsored ADR	828,152
9,420	Kraft Foods Group, Inc. Class A	526,295
187,970	Kroger Co. (The)	6,492,484
26,415	Tyson Foods, Inc. Class A	678,337

		10,054,853

	Forest Products & Paper — 0.5%
47,275	International Paper Co.	2,094,755

	Health Care - Products — 2.2%
13,610	Baxter International, Inc.	942,765
1,738	Becton Dickinson and Co.	171,766
19,265	CareFusion Corp. *	709,915
21,405	Covidien Plc	1,345,090
68,229	Johnson & Johnson	5,858,142
5,276	St. Jude Medical, Inc.	240,744

		9,268,422

	Health Care - Services — 2.0%
35,173	Aetna, Inc.	2,234,892
27,325	Humana, Inc.	2,305,684
54,055	UnitedHealth Group, Inc.	3,539,521
6,703	WellPoint, Inc.	548,574

		8,628,671

	Housewares — 0.2%
28,600	Newell Rubbermaid, Inc.	750,750

	Insurance — 8.9%
30,835	ACE, Ltd.	2,759,116
30,100	American International Group, Inc. *	1,345,470
12,620	Axis Capital Holdings, Ltd.	577,744
76,921	Berkshire Hathaway, Inc. Class B *	8,608,998
19,660	Chubb Corp. (The)	1,664,219
48,550	Cigna Corp.	3,519,389
34,040	Hartford Financial Services Group, Inc.	1,052,517
28,792	ING US, Inc. *	779,111
107,726	Lincoln National Corp.	3,928,767
174,325	MetLife, Inc.	7,977,112
13,060	Prudential Financial, Inc.	953,772
9,028	Reinsurance Group of America, Inc.	623,925
33,704	Travelers Cos. (The), Inc.	2,693,624
7,672	Unum Group	225,327
23,580	Validus Holdings, Ltd.	851,709

		37,560,800

	Internet — 1.0%
10,600	Check Point Software Technologies, Ltd. *	526,608
17,243	eBay, Inc. *	891,808
570	Google, Inc. Class A *	501,811
35,860	IAC/InterActiveCorp	1,705,501
32,680	Symantec Corp.	734,320

		4,360,048

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Leisure Time — 0.2%
30,620	Carnival Corp.	1,049,960

	Lodging — 0.8%
6,711	Marriott International, Inc. Class A	270,923
17,491	Wyndham Worldwide Corp.	1,001,010
17,227	Wynn Resorts, Ltd.	2,205,056

		3,476,989

	Machinery - Construction & Mining — 0.5%
13,300	Caterpillar, Inc.	1,097,117
19,600	Joy Global, Inc.	951,188

		2,048,305

	Machinery - Diversified — 1.1%
19,215	AGCO Corp.	964,401
21,910	Cummins, Inc.	2,376,359
24,417	Flowserve Corp.	1,318,762

		4,659,522

	Media — 6.5%
10,474	British Sky Broadcasting Group Plc, Sponsored ADR	506,837
21,790	CBS Corp. Class B	1,064,877
90,946	Comcast Corp. Class A	3,808,819
59,326	DIRECTV, Class A *	3,655,668
36,150	Gannett Co., Inc.	884,229
13,255	Liberty Global Plc Series C *	899,882
17,819	Liberty Media Corp. - Capital Series A *	2,258,736
6,065	McGraw Hill Financial, Inc.	322,597
23,850	News Corp. Class A	777,510
18,442	Time Warner Cable, Inc.	2,074,356
62,397	Time Warner, Inc.	3,607,795
80,540	Viacom, Inc. Class B	5,480,747
33,490	Walt Disney Co. (The)	2,114,894

		27,456,947

	Miscellaneous - Manufacturing — 3.3%
15,015	Dover Corp.	1,166,065
21,690	Eaton Corp. Plc	1,427,419
304,685	General Electric Co.	7,065,645
31,270	Honeywell International, Inc.	2,480,962
9,341	Ingersoll-Rand Plc	518,612
9,570	Parker Hannifin Corp.	912,978
19,788	Tyco International, Ltd.	652,015

		14,223,696

	Office & Business Equipment — 0.6%
33,590	Pitney Bowes, Inc. ‡	493,101
210,744	Xerox Corp.	1,911,448

		2,404,549

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 11.4%
14,380	Anadarko Petroleum Corp.	1,235,673
43,680	Apache Corp.	3,661,694
118,755	BP Plc, Sponsored ADR	4,956,834
44,050	Chevron Corp.	5,212,877
49,228	ConocoPhillips	2,978,294
49,860	ENI Spa, Sponsored ADR	2,046,254
15,984	EOG Resources, Inc.	2,104,773
49,365	Exxon Mobil Corp.	4,460,128
31,000	Hess Corp.	2,061,190
27,470	Marathon Oil Corp.	949,913
115,332	Occidental Petroleum Corp.	10,291,074
42,010	Phillips 66	2,474,809
48,491	Royal Dutch Shell Plc, ADR	3,093,726
27,810	Transocean, Ltd.	1,333,490
15,870	Valero Energy Corp.	551,800
57,420	Weatherford International, Ltd. *	786,654

		48,199,183

	Oil & Gas Services — 1.7%
19,020	Cameron International Corp. *	1,163,263
116,640	Halliburton Co.	4,866,221
17,905	Schlumberger, Ltd.	1,283,072

		7,312,556

	Packaging & Containers — 0.4%
12,215	Crown Holdings, Inc. *	502,403
11,070	Rock-Tenn Co. Class A	1,105,671

		1,608,074

	Pharmaceuticals — 7.1%
18,120	AbbVie, Inc.	749,081
36,366	AmerisourceBergen Corp.	2,030,314
69,057	AstraZeneca Plc, Sponsored ADR ‡	3,266,396
17,020	Eli Lilly & Co.	836,022
27,370	Express Scripts Holding Co. *	1,688,455
34,400	GlaxoSmithKline Plc, Sponsored ADR	1,718,968
93,940	Merck & Co., Inc.	4,363,513
3,025	Mylan, Inc. *	93,866
15,100	Novartis AG, ADR	1,067,721
29,775	Omnicare, Inc.	1,420,565
411,348	Pfizer, Inc.	11,521,858
28,220	Sanofi, ADR	1,453,612

		30,210,371

	REITS — 0.7%
19,095	Equity Residential REIT	1,108,656
51,500	Hatteras Financial Corp. REIT	1,268,960
63,200	Two Harbors Investment Corp. REIT	647,800

		3,025,416

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Retail — 4.9%
14,595	Bed Bath & Beyond, Inc. *	1,034,786
34,170	Best Buy Co., Inc.	933,866
51,825	CVS Caremark Corp.	2,963,353
23,833	Gap, Inc. (The)	994,551
79,598	Kohl’s Corp.	4,020,495
69,321	Lowe’s Cos., Inc.	2,835,229
37,862	Macy’s, Inc.	1,817,376
22,351	O’Reilly Automotive, Inc. *	2,517,170
7,140	PVH Corp.	892,857
29,665	Staples, Inc.	470,487
28,600	Wal-Mart Stores, Inc.	2,130,414

		20,610,584

	Semiconductors — 1.9%
124,427	Applied Materials, Inc.	1,855,207
45,800	Intel Corp.	1,109,276
48,650	LSI Corp. *	347,361
46,540	Micron Technology, Inc. *	666,918
44,285	NVIDIA Corp.	621,319
108,055	ON Semiconductor Corp. *	873,084
61,650	Texas Instruments, Inc.	2,149,735
13,570	Xilinx, Inc.	537,508

		8,160,408

	Software — 3.0%
166,900	Activision Blizzard, Inc.	2,379,994
104,429	CA, Inc.	2,989,802
28,500	Global Payments, Inc.	1,320,120
143,210	Microsoft Corp.	4,945,042
34,750	Oracle Corp.	1,067,520

		12,702,478

	Telecommunications — 4.8%
67,856	AT&T, Inc.	2,402,102
307,160	Cisco Systems, Inc.	7,467,060
36,810	Corning, Inc.	523,806
49,079	Motorola Solutions, Inc.	2,833,331
108,535	Nippon Telegraph & Telephone Corp., ADR	2,822,995
235,057	Orange SA, Sponsored ADR	2,221,289
31,475	QUALCOMM, Inc.	1,922,493

		20,193,076

	Transportation — 0.8%
13,680	FedEx Corp.	1,348,575
18,642	Norfolk Southern Corp.	1,354,341
6,115	United Parcel Service, Inc. Class B	528,825

		3,231,741

	TOTAL COMMON STOCKS (COST $340,181,609)	421,966,747

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT COMPANY — 0.1%
	Unaffiliated Fund — 0.1%
6,160	iShares Russell 1000 Value Index Fund	516,147

	TOTAL INVESTMENT COMPANY (COST $512,444)	516,147

	PREFERRED STOCK — 0.4%
	Auto Manufacturers — 0.4%
29,350	General Motors Co., 4.75% ‡	1,413,496

	TOTAL PREFERRED STOCK (COST $1,151,733)	1,413,496

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.0%
	Bank Deposit — 1.6%
6,896,741	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	6,896,741

	Securities Lending Collateral — 1.4%
5,961,165	State Street Navigator Securities Lending Prime Portfolio ***	5,961,165

	TOTAL SHORT-TERM INVESTMENTS (COST $12,857,906)	12,857,906

	TOTAL INVESTMENTS — 103.0% (COST $354,703,692)	436,754,296
	Other Assets and Liabilities (net) — (3.0)%	(12,735,246)

	NET ASSETS — 100.0%	$424,019,050

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

A summary of outstanding financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
09/19/13	JPY	Barclays Bank Plc	243,300,000	2,450,176	84,172

Currency Abbreviations

JPY – Japanese Yen

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	99.5
Preferred Stock	0.4
Investment Company	0.1
Forward Foreign Currency Contracts	0.0
Short-Term Investments	3.0
Other Assets and Liabilities (net)	(3.0)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Aerospace & Defense — 1.7%
37,880	BE Aerospace, Inc. *	2,389,471
17,900	TransDigm Group, Inc.	2,806,183
22,735	Triumph Group, Inc.	1,799,475

		6,995,129

	Apparel — 0.3%
77,035	Ascena Retail Group, Inc. *	1,344,261

	Banks — 1.1%
57,630	Comerica, Inc.	2,295,403
60,100	First Republic Bank	2,312,648

		4,608,051

	Biotechnology — 0.4%
112,430	Amarin Corp. Plc, ADR * ‡	652,094
56,910	Ariad Pharmaceuticals, Inc. *	995,356

		1,647,450

	Building Materials — 0.7%
12,155	Martin Marietta Materials, Inc.	1,196,295
38,140	Owens Corning, Inc. *	1,490,511

		2,686,806

	Chemicals — 2.8%
21,460	Axiall Corp.	913,767
15,820	Celanese Corp. Series A	708,736
58,895	Chemtura Corp. *	1,195,568
28,390	Cytec Industries, Inc.	2,079,567
19,415	FMC Corp.	1,185,480
31,285	HB Fuller Co.	1,182,886
58,480	Huntsman Corp.	968,429
63,720	Intrepid Potash, Inc. ‡	1,213,866
27,630	Rockwood Holdings, Inc.	1,769,149

		11,217,448

	Coal — 0.4%
58,210	Consol Energy, Inc.	1,577,491

	Commercial Services — 8.8%
64,985	Acacia Research Corp.	1,452,415
25,980	Alliance Data Systems Corp. * ‡	4,703,159
15,850	Coinstar, Inc. * ‡	929,920
33,400	FleetCor Technologies, Inc. *	2,715,420
89,620	Genpact, Ltd.	1,724,289
158,168	Heartland Payment Systems, Inc. ‡	5,891,758
48,260	Hertz Global Holdings, Inc. *	1,196,848
41,160	HMS Holdings Corp. *	959,028
35,260	Huron Consulting Group, Inc. *	1,630,422
176,600	K12, Inc. * ‡	4,639,282

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
172,925	Ritchie Bros Auctioneers, Inc. ‡	3,323,618
23,630	Robert Half International, Inc.	785,225
152,550	Service Corp. International	2,750,477
64,530	Total System Services, Inc.	1,579,694
23,620	United Rentals, Inc. *	1,178,874

		35,460,429

	Computers — 3.8%
115,610	Cadence Design Systems, Inc. *	1,674,033
179,074	Fortinet, Inc. *	3,133,795
22,080	IHS, Inc. Class A *	2,304,710
162,940	j2 Global, Inc. ‡	6,926,580
73,690	Riverbed Technology, Inc. *	1,146,616

		15,185,734

	Distribution & Wholesale — 1.6%
76,300	Beacon Roofing Supply, Inc. *	2,890,244
49,510	LKQ Corp. *	1,274,882
33,500	WESCO International, Inc. *	2,276,660

		6,441,786

	Diversified Financial Services — 5.6%
53,150	Affiliated Managers Group, Inc. *	8,713,411
21,300	CBOE Holdings, Inc.	993,432
27,530	Financial Engines, Inc.	1,255,093
21,200	IntercontinentalExchange, Inc. *	3,768,512
118,175	Lazard, Ltd. Class A	3,799,326
62,540	Raymond James Financial, Inc.	2,687,969
36,710	WageWorks, Inc. *	1,264,660

		22,482,403

	Electrical Components & Equipment — 1.1%
20,600	Belden, Inc.	1,028,558
33,830	Hubbell, Inc. Class B	3,349,170

		4,377,728

	Electronics — 1.5%
29,421	Coherent, Inc.	1,620,215
149,325	Gentex Corp.	3,441,941
29,620	Woodward, Inc.	1,184,800

		6,246,956

	Engineering & Construction — 0.3%
148,580	McDermott International, Inc. *	1,215,384

	Entertainment — 1.3%
28,380	Bally Technologies, Inc. *	1,601,200
52,385	Cinemark Holdings, Inc.	1,462,589
67,500	Manchester United Plc Class A * ‡	1,074,600
24,040	Penn National Gaming, Inc. *	1,270,754

		5,409,143

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Environmental Control — 1.6%
34,720	Clean Harbors, Inc. *	1,754,402
110,130	Waste Connections, Inc.	4,530,748

		6,285,150

	Food — 0.5%
28,840	Hain Celestial Group (The), Inc. * ‡	1,873,735

	Health Care - Products — 4.6%
169,191	ABIOMED, Inc. * ‡	3,647,758
32,440	ArthroCare Corp. *	1,120,153
97,150	DexCom, Inc. *	2,181,017
110,228	Endologix, Inc. *	1,463,828
23,020	IDEXX Laboratories, Inc. *	2,066,736
75,654	Techne Corp.	5,226,178
47,205	Thoratec Corp. *	1,477,989
77,220	Volcano Corp. *	1,399,999

		18,583,658

	Health Care - Services — 3.2%
59,755	Acadia Healthcare Co., Inc. *	1,976,098
35,660	Community Health Systems, Inc.	1,671,741
22,980	Covance, Inc. *	1,749,697
81,095	Health Management Associates, Inc. Class A *	1,274,813
34,875	Magellan Health Services, Inc. *	1,955,790
14,500	Mettler-Toledo International, Inc. *	2,917,400
27,385	WellCare Health Plans, Inc. *	1,521,237

		13,066,776

	Home Builders — 0.7%
1,235	NVR, Inc. *	1,138,670
76,630	Taylor Morrison Home Corp. Class A *	1,868,239

		3,006,909

	Home Furnishings — 0.5%
35,470	Harman International Industries, Inc.	1,922,474

	Household Products & Wares — 1.2%
56,450	Jarden Corp. *	2,469,688
51,710	Scotts Miracle-Gro Co. (The) Class A ‡	2,498,110

		4,967,798

	Insurance — 1.0%
20,640	Everest Re Group, Ltd.	2,647,286
122,150	Genworth Financial, Inc. Class A *	1,393,732

		4,041,018

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Internet — 3.9%
36,575	BroadSoft, Inc. *	1,009,470
55,905	CyrusOne, Inc.	1,159,470
14,310	MercadoLibre, Inc. ‡	1,542,046
150,434	NIC, Inc.	2,486,674
43,910	Sourcefire, Inc. *	2,439,200
91,130	TIBCO Software, Inc. *	1,950,182
113,175	VeriSign, Inc. *	5,054,395

		15,641,437

	Leisure Time — 1.0%
121,015	Interval Leisure Group, Inc.	2,410,619
15,665	Polaris Industries, Inc.	1,488,175

		3,898,794

	Lodging — 0.4%
25,930	Wyndham Worldwide Corp.	1,483,974

	Machinery - Diversified — 1.6%
89,475	Graco, Inc.	5,655,715
42,580	Manitowoc Co. (The), Inc.	762,608

		6,418,323

	Metal Fabricate & Hardware — 0.5%
35,920	Timken Co. (The)	2,021,578

	Miscellaneous - Manufacturing — 0.4%
45,530	Hexcel Corp. *	1,550,296

	Oil & Gas — 4.0%
62,665	Bill Barrett Corp. * ‡	1,267,086
114,490	Denbury Resources, Inc. *	1,982,967
311,635	Magnum Hunter Resources Corp. * ‡	1,137,467
31,240	Oasis Petroleum, Inc. *	1,214,299
30,105	QEP Resources, Inc.	836,317
129,970	Rowan Cos. Plc Class A *	4,428,078
100,050	Tesoro Corp.	5,234,616

		16,100,830

	Oil & Gas Services — 1.9%
49,825	Core Laboratories NV	7,556,459

	Packaging & Containers — 1.2%
68,350	Crown Holdings, Inc. *	2,811,236
43,820	Packaging Corp. of America	2,145,427

		4,956,663

	Pharmaceuticals — 3.8%
100,410	Alkermes Plc *	2,879,759
51,470	Cubist Pharmaceuticals, Inc. *	2,486,001
44,820	DENTSPLY International, Inc.	1,835,827

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued
26,665	Medivation, Inc. *	1,311,918
27,970	Onyx Pharmaceuticals, Inc. *	2,428,355
25,900	Perrigo Co.	3,133,900
19,120	Sirona Dental Systems, Inc. *	1,259,626

		15,335,386

	Real Estate — 0.8%
34,135	Jones Lang Lasalle, Inc.	3,111,064

	REITS — 0.4%
79,700	CommonWealth REIT	1,842,664

	Retail — 12.5%
70,610	Aeropostale, Inc. *	974,418
55,510	Arcos Dorados Holdings, Inc. ‡	648,357
26,175	Asbury Automotive Group, Inc. *	1,049,618
95,950	Best Buy Co., Inc.	2,622,313
50,650	Brinker International, Inc.	1,997,129
35,215	Childrens Place Retail Stores (The), Inc. *	1,929,782
18,700	Dick’s Sporting Goods, Inc.	936,122
86,100	DineEquity, Inc.	5,929,707
30,900	Dunkin’ Brands Group, Inc.	1,323,138
17,835	First Cash Financial Services, Inc. *	877,660
125,837	Foot Locker, Inc.	4,420,654
45,640	Francesca’s Holdings Corp. * ‡	1,268,336
24,770	GNC Holdings, Inc. Class A	1,095,082
19,015	Papa John’s International, Inc. *	1,243,011
33,055	Red Robin Gourmet Burgers, Inc. *	1,823,975
20,155	Restoration Hardware Holdings, Inc. *	1,511,625
155,775	Sally Beauty Holdings, Inc. *	4,844,602
36,430	Signet Jewelers, Ltd.	2,456,475
14,210	Tractor Supply Co.	1,671,238
26,975	Ulta Salon Cosmetics & Fragrance, Inc. *	2,701,816
121,465	Urban Outfitters, Inc. *	4,885,322
75,100	Williams-Sonoma, Inc.	4,197,339

		50,407,719

	Semiconductors — 3.2%
182,480	Atmel Corp. *	1,341,228
43,900	Avago Technologies, Ltd.	1,640,982
80,328	Ceva, Inc. *	1,555,150
26,830	Lam Research Corp. *	1,189,642
72,030	NXP Semiconductor NV *	2,231,489
24,540	Semtech Corp. *	859,636
99,120	Skyworks Solutions, Inc. *	2,169,737
74,685	Teradyne, Inc. *	1,312,216
11,775	Ultratech, Inc. *	432,378

		12,732,458

	Software — 10.4%
24,425	athenahealth, Inc. * ‡	2,069,286
61,770	Autodesk, Inc. *	2,096,474
145,167	Blackbaud, Inc.	4,728,089

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Software — continued
18,500	Commvault Systems, Inc. *	1,403,965
23,700	Concur Technologies, Inc. * ‡	1,928,706
37,150	Imperva, Inc. *	1,673,236
43,130	Infoblox, Inc. *	1,261,984
91,105	Informatica Corp. *	3,186,853
100,045	Jive Software, Inc. * ‡	1,817,818
173,775	MSCI, Inc. Class A *	5,781,494
148,670	Nuance Communications, Inc. *	2,732,555
46,150	Proofpoint, Inc. * ‡	1,118,215
128,775	QLIK Technologies, Inc. *	3,640,469
38,580	ServiceNow, Inc. *	1,558,246
56,855	SS&C Technologies Holdings, Inc. *	1,870,529
62,103	Synchronoss Technologies, Inc. *	1,917,120
190,050	VeriFone Systems, Inc. *	3,194,740

		41,979,779

	Telecommunications — 3.9%
99,152	Allot Communications, Ltd. * ‡	1,359,374
133,075	NeuStar, Inc. Class A *	6,478,091
25,590	Palo Alto Networks, Inc. *	1,078,874
90,705	SBA Communications Corp. Class A *	6,723,055

		15,639,394

	Transportation — 2.6%
121,375	Expeditors International of Washington, Inc.	4,613,464
17,030	Genesee & Wyoming, Inc. Class A * ‡	1,444,825
44,145	HUB Group, Inc. Class A *	1,607,761
72,350	Knight Transportation, Inc.	1,216,927
34,980	Landstar System, Inc.	1,801,470
		10,684,447

	TOTAL COMMON STOCKS (COST $345,286,087)	392,004,982

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 12.5%
	Bank Deposit — 2.5%
10,026,460	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	10,026,460

	Securities Lending Collateral — 10.0%
40,514,980	State Street Navigator Securities Lending Prime Portfolio ***	40,514,980

	TOTAL SHORT-TERM INVESTMENTS (COST $50,541,440)	50,541,440

	TOTAL INVESTMENTS — 109.7% (COST $395,827,527)	442,546,422
	Other Assets and Liabilities (net) — (9.7)%	(39,232,517)

	NET ASSETS — 100.0%	$403,313,905

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR – American Depository Receipt

*	Non-income producing security
‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.2
Short-Term Investments	12.5
Other Assets and Liabilities (net)	(9.7)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%
	Aerospace & Defense — 0.9%
9,625	Alliant Techsystems, Inc.	792,426
5,902	Exelis, Inc.	81,389
114,091	Orbital Sciences Corp. *	1,981,761
8,990	Triumph Group, Inc.	711,558

		3,567,134

	Agriculture — 0.2%
12,894	Andersons (The), Inc.	685,832
1,907	Universal Corp. ‡	110,320

		796,152

	Airlines — 0.1%
3,450	Alaska Air Group, Inc. *	179,400
11,622	Republic Airways Holdings, Inc. *	131,677
6,265	SkyWest, Inc.	84,828

		395,905

	Apparel — 1.1%
76,570	Ascena Retail Group, Inc. *	1,336,146
50,071	Guess?, Inc.	1,553,703
34,085	Iconix Brand Group, Inc. *	1,002,440
3,632	Maidenform Brands, Inc. *	62,943
14,165	Perry Ellis International, Inc.	287,691

		4,242,923

	Auto Manufacturers — 0.1%
5,176	Oshkosh Corp. *	196,533

	Auto Parts & Equipment — 1.9%
19,068	Lear Corp.	1,152,851
80,086	Meritor, Inc. *	564,606
19,250	Modine Manufacturing Co. *	209,440
6,901	Standard Motor Products, Inc.	236,980
55,876	TRW Automotive Holdings Corp. *	3,712,402
23,550	Visteon Corp. *	1,486,476

		7,362,755

	Banks — 6.0%
43,947	Associated Banc-Corp.	683,376
17,161	Banco Latinoamericano de Comercio Exterior SA	384,235
9,988	BOK Financial Corp.	639,731
11,259	Chemical Financial Corp.	292,621
12,894	City Holding Co. ‡	502,221
5,448	City National Corp.	345,240
10,014	Commerce Bancshares, Inc.	436,210
1,816	Cullen/Frost Bankers, Inc. ‡	121,254
5,720	East-West Bancorp, Inc.	157,300
1,998	First Citizens BancShares, Inc. Class A	383,716
56,205	First Commonwealth Financial Corp.	414,231

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Banks — continued
4,105	FirstMerit Corp.	82,223
40,860	Fulton Financial Corp.	469,073
31,508	Huntington Bancshares, Inc.	248,283
24,879	International Bancshares Corp.	561,768
230,103	KeyCorp	2,540,337
55,614	MB Financial, Inc.	1,490,455
52,482	National Penn Bancshares, Inc.	533,217
17,070	NBT Bancorp, Inc.	361,372
8,717	Northwest Bancshares, Inc.	117,767
9,352	Old National Bancorp	129,338
22,709	Popular, Inc. *	688,764
29,406	PrivateBancorp, Inc.	623,701
38,032	Prosperity Bancshares, Inc.	1,969,677
398,117	Regions Financial Corp.	3,794,055
32,476	Texas Capital Bancshares, Inc. *	1,440,635
1,271	UMB Financial Corp.	70,757
2,361	Umpqua Holdings Corp.	35,439
11,532	Webster Financial Corp.	296,142
96,805	Western Alliance Bancorp *	1,532,423
88,984	Wilshire Bancorp, Inc.	589,074
50,825	Zions Bancorp	1,467,826

		23,402,461

	Beverages — 0.1%
8,444	Constellation Brands, Inc. Class A *	440,101

	Biotechnology — 0.9%
7,627	AMAG Pharmaceuticals, Inc. *	169,701
3,541	Charles River Laboratories International, Inc. *	145,287
163,349	Dynavax Technologies Corp. * ‡	179,684
36,950	Myriad Genetics, Inc. *	992,846
14,619	NPS Pharmaceuticals, Inc. *	220,747
151,908	PDL BioPharma, Inc. ‡	1,172,730
18,705	QIAGEN NV *	372,417
19,885	Vical, Inc. * ‡	62,240

		3,315,652

	Building Materials — 0.2%
12,530	Apogee Enterprises, Inc.	300,720
38,499	Gibraltar Industries, Inc. *	560,545

		861,265

	Chemicals — 1.9%
26,150	A. Schulman, Inc.	701,343
31,438	Axiall Corp.	1,338,630
5,085	Chemtura Corp. *	103,226
20,612	Ferro Corp. *	143,253
101,665	Huntsman Corp.	1,683,572
9,574	Innophos Holdings, Inc.	451,606
22,609	Innospec, Inc.	908,430
49,158	Intrepid Potash, Inc. ‡	936,460
36,961	Kraton Performance Polymers, Inc. *	783,573
6,901	Minerals Technologies, Inc.	285,287

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued
1,271	Westlake Chemical Corp.	122,537

		7,457,917

	Coal — 0.6%
124,668	Alpha Natural Resources, Inc. *	653,260
36,558	Cloud Peak Energy, Inc. *	602,476
82,962	Peabody Energy Corp.	1,214,564

		2,470,300

	Commercial Services — 5.1%
16,707	AVEO Pharmaceuticals, Inc. *	41,768
160,716	Career Education Corp. *	466,076
3,541	Consolidated Graphics, Inc. *	166,462
90,469	Convergys Corp.	1,576,875
67,497	CoreLogic, Inc. *	1,563,905
182,962	Corinthian Colleges, Inc. * ‡	409,835
47,621	Corrections Corp. of America	1,612,923
15,345	Euronet Worldwide, Inc. *	488,892
39,469	Geo Group (The), Inc.	1,339,973
28,848	Heartland Payment Systems, Inc. ‡	1,074,588
5,539	ICF International, Inc. *	174,534
32,723	Insperity, Inc.	991,507
13,390	Ituran Location and Control, Ltd.	225,889
33,051	Kforce, Inc.	482,545
31,190	Korn/Ferry International *	584,501
2,600	Multi-Color Corp.	78,884
5,902	Navigant Consulting, Inc. *	70,824
42,268	Rent-A-Center, Inc. ‡	1,587,163
40,497	Resources Connection, Inc.	469,765
51,120	Service Corp. International	921,694
32,418	Standard Parking Corp. *	695,690
44,946	Stewart Enterprises, Inc. Class A	588,343
37,305	Total System Services, Inc.	913,226
26,326	Towers Watson & Co. Class A	2,157,152
32,416	TrueBlue, Inc. *	682,357
22,609	Viad Corp.	554,373

		19,919,744

	Computers — 1.1%
100,879	Brocade Communications Systems, Inc. *	581,063
27,945	DST Systems, Inc.	1,825,647
8,758	j2 Global, Inc. ‡	372,303
140,104	Quantum Corp. *	191,942
37,864	STEC, Inc. *	254,446
32,052	Sykes Enterprises, Inc. *	505,139
21,883	Unisys Corp. *	482,958

		4,213,498

	Cosmetics & Personal Care — 1.0%
61,411	Elizabeth Arden, Inc. *	2,767,794
39,269	Inter Parfums, Inc.	1,119,952

		3,887,746

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Distribution & Wholesale — 0.6%
5,539	Core-Mark Holding Co., Inc.	351,726
40,145	Owens & Minor, Inc. ‡	1,358,105
4,631	Tech Data Corp. *	218,074
7,910	WESCO International, Inc. *	537,564

		2,465,469

	Diversified Financial Services — 1.5%
3,723	DFC Global Corp. *	51,415
28,877	Eaton Vance Corp.	1,085,486
35,875	Evercore Partners, Inc. Class A	1,409,170
61,381	Investment Technology Group, Inc. *	858,106
30,800	Nationstar Mortgage Holdings, Inc. * ‡	1,153,152
7,990	Nelnet, Inc. Class A	288,359
7,536	Ocwen Financial Corp. *	310,634
14,437	Piper Jaffray Cos. *	456,354
6,356	Raymond James Financial, Inc.	273,181

		5,885,857

	Electric — 2.9%
19,067	Avista Corp.	515,190
46,869	Cleco Corp.	2,176,128
79,906	CMS Energy Corp.	2,171,046
2,906	El Paso Electric Co.	102,611
5,266	MGE Energy, Inc.	288,366
140,779	NRG Energy, Inc.	3,758,799
817	OGE Energy Corp.	55,719
20,884	Otter Tail Corp.	593,106
13,348	Pinnacle West Capital Corp.	740,414
15,981	PNM Resources, Inc.	354,618
19,885	Portland General Electric Co.	608,282

		11,364,279

	Electrical Components & Equipment — 0.9%
31,871	Advanced Energy Industries, Inc. *	554,874
999	Energizer Holdings, Inc.	100,409
19,159	EnerSys	939,557
39,350	Generac Holdings, Inc.	1,456,344
48,578	Power-One, Inc. *	307,013

		3,358,197

	Electronics — 2.2%
63,910	Avnet, Inc. *	2,147,376
4,631	AVX Corp.	54,414
3,300	Checkpoint Systems, Inc. *	46,827
38,140	Coherent, Inc.	2,100,370
19,712	Cubic Corp.	948,147
36,975	Daktronics, Inc.	379,364
7,879	FEI Co.	575,088
13,529	Sanmina Corp. *	194,141
14,450	Stoneridge, Inc. *	168,198
144,826	Vishay Intertechnology, Inc. *	2,011,633

		8,625,558

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Energy-Alternate Sources — 0.2%
16,253	First Solar, Inc. * ‡	726,997

	Engineering & Construction — 1.9%
78,483	AECOM Technology Corp. *	2,494,975
14,619	Dycom Industries, Inc. *	338,284
42,927	Emcor Group, Inc.	1,744,983
8,898	KBR, Inc.	289,185
20,553	Layne Christensen Co. *	400,989
94,536	McDermott International, Inc. *	773,304
45,379	Mistras Group, Inc. *	797,763
19,250	MYR Group, Inc. *	374,412

		7,213,895

	Entertainment — 0.8%
2,845	Ascent Capital Group, Inc. Class A *	222,109
9,625	Carmike Cinemas, Inc. *	186,340
56,675	International Game Technology	947,039
24,327	International Speedway Corp. Class A	765,571
12,915	Madison Square Garden, Inc. *	765,214
4,812	Marriott Vacations Worldwide Corp. *	208,071

		3,094,344

	Environmental Control — 0.1%
16,616	Darling International, Inc. *	310,055

	Food — 3.9%
63,832	Chiquita Brands International, Inc. *	697,045
13,438	Dean Foods Co. *	134,649
41,859	Fresh Del Monte Produce, Inc.	1,167,029
81,081	Harris Teeter Supermarkets, Inc.	3,799,456
18,855	Hormel Foods Corp.	727,426
13,341	Industrias Bachoco, S.A.B., Sponsored ADR ‡	462,933
24,743	Ingredion, Inc.	1,623,636
8,718	JM Smucker Co. (The)	899,262
26,150	Nash Finch Co.	575,561
2,452	Pilgrim’s Pride Corp. *	36,633
9,262	Smithfield Foods, Inc. *	303,330
26,273	TreeHouse Foods, Inc. *	1,721,932
84,608	Tyson Foods, Inc. Class A	2,172,733
23,293	Village Super Market, Inc. Class A	770,765
3,432	WhiteWave Foods Co. Class A * ‡	55,770
4,888	WhiteWave Foods Co. Class B *	74,298

		15,222,458

	Forest Products & Paper — 1.2%
40,769	Boise, Inc.	348,167
48,257	Clearwater Paper Corp. *	2,270,974
19,885	Deltic Timber Corp.	1,149,751
6,901	Domtar Corp.	458,917
12,339	Glatfelter	309,709

		4,537,518

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Gas — 1.3%
7,446	Atmos Energy Corp.	305,732
46,438	Energen Corp.	2,426,850
7,809	Laclede Group (The), Inc.	356,559
64,992	NiSource, Inc.	1,861,371

		4,950,512

	Health Care - Products — 2.2%
26,877	CONMED Corp.	839,638
43,161	Hill-Rom Holdings, Inc.	1,453,663
30,574	ICU Medical, Inc. *	2,203,163
5,539	Invacare Corp.	79,540
122,628	Nordion, Inc.	907,447
48,280	NuVasive, Inc. *	1,196,861
28,516	Orthofix International NV *	767,080
25,791	STERIS Corp.	1,105,918
21,429	Symmetry Medical, Inc. *	180,432

		8,733,742

	Health Care - Services — 1.8%
3,668	Aetna, Inc.	233,065
17,220	Air Methods Corp. ‡	583,414
1,180	Amedisys, Inc. *	13,712
3,904	Amsurg Corp. *	137,030
7,350	Centene Corp. *	385,581
16,253	Community Health Systems, Inc.	761,941
35,181	Ensign Group (The), Inc.	1,239,075
101,242	Gentiva Health Services, Inc. *	1,008,370
8,717	Health Net, Inc. *	277,375
42,678	ICON Plc *	1,512,081
6,992	LHC Group, Inc. *	136,903
3,360	Magellan Health Services, Inc. *	188,429
52,755	Select Medical Holdings Corp.	432,591

		6,909,567

	Home Builders — 0.9%
91	NVR, Inc. *	83,902
75,182	PulteGroup, Inc. *	1,426,202
53,379	Ryland Group (The), Inc.	2,140,498

		3,650,602

	Home Furnishings — 1.0%
31,670	Harman International Industries, Inc.	1,716,514
8,444	VOXX International Corp. *	103,608
16,805	Whirlpool Corp.	1,921,820

		3,741,942

	Household Products & Wares — 0.1%
33,596	Central Garden and Pet Co. Class A *	231,813
7,809	Helen of Troy, Ltd. *	299,631
545	Jarden Corp. *	23,844

		555,288

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Housewares — 0.3%
50,525	Newell Rubbermaid, Inc.	1,326,281

	Insurance — 9.4%
3,552	Alleghany Corp. *	1,361,517
18,450	Allied World Assurance Co. Holdings, Ltd.	1,688,360
15,618	American Financial Group, Inc.	763,876
14,800	Arch Capital Group, Ltd. *	760,868
8,289	Argo Group International Holdings, Ltd.	351,371
19,159	Aspen Insurance Holdings, Ltd.	710,607
7,446	Assurant, Inc.	379,076
4,449	Assured Guaranty, Ltd.	98,145
56,970	Axis Capital Holdings, Ltd.	2,608,087
3,723	Endurance Specialty Holdings, Ltd.	191,548
20,793	Everest Re Group, Ltd.	2,666,910
1,816	FBL Financial Group, Inc. Class A	79,014
91,254	Genworth Financial, Inc. Class A *	1,041,208
53,261	HCC Insurance Holdings, Inc.	2,296,082
43,221	Horace Mann Educators Corp.	1,053,728
11,622	Infinity Property & Casualty Corp.	694,531
81,500	Lincoln National Corp.	2,972,305
168	Markel Corp. *	88,528
30,327	Meadowbrook Insurance Group, Inc.	243,526
5,993	Montpelier Re Holdings, Ltd.	149,885
9,593	Navigators Group, Inc. *	547,185
12,221	PartnerRe, Ltd. ‡	1,106,734
16,072	Platinum Underwriters Holdings, Ltd.	919,640
12,167	Primerica, Inc.	455,532
7,264	ProAssurance Corp.	378,890
5,357	Protective Life Corp.	205,762
49,420	Reinsurance Group of America, Inc.	3,415,416
7,082	RenaissanceRe Holdings, Ltd.	614,647
4,631	Safety Insurance Group, Inc.	224,650
42,313	Symetra Financial Corp.	676,585
44,764	Tower Group International, Ltd.	918,110
23,125	Unum Group	679,181
59,629	Validus Holdings, Ltd.	2,153,799
4,200	White Mountains Insurance Group, Ltd.	2,414,748
35,348	Willis Group Holdings Plc	1,441,491

		36,351,542

	Internet — 0.6%
27,422	AOL, Inc.	1,000,355
20,884	Digital River, Inc. *	391,993
16,162	EarthLink, Inc.	100,366
64,740	Limelight Networks, Inc. *	145,665
25,061	United Online, Inc.	189,962
24,150	Web.com Group, Inc. *	618,240

		2,446,581

	Investment Companies — 1.2%
95,703	American Capital, Ltd. *	1,212,557
9,988	Apollo Investment Corp.	77,307
32,052	Ares Capital Corp.	551,294
25,606	BlackRock Kelso Capital Corp. ‡	239,672

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Investment Companies — continued
6,268	Capital Southwest Corp.	863,919
146,006	MCG Capital Corp.	760,691
62,652	Prospect Capital Corp. ‡	676,642
8,535	Solar Capital, Ltd.	197,073

		4,579,155

	Iron & Steel — 0.8%
41,950	AK Steel Holding Corp. ‡	127,528
14,528	Reliance Steel & Aluminum Co.	952,456
148,075	Steel Dynamics, Inc.	2,207,798

		3,287,782

	Lodging — 0.1%
8,263	Ameristar Casinos, Inc.	217,235
2,270	Orient-Express Hotels, Ltd. Class A *	27,603

		244,838

	Machinery - Construction & Mining — 0.3%
45,998	Terex Corp. *	1,209,747

	Machinery - Diversified — 1.2%
42,102	AGCO Corp.	2,113,099
36,163	Albany International Corp. Class A	1,192,656
15,708	Kadant, Inc.	473,910
1,398	Middleby Corp. *	237,786
7,900	NACCO Industries, Inc. Class A	452,512

		4,469,963

	Media — 0.8%
4,358	Belo Corp. Class A	60,794
6,628	EW Scripps Co. (The) Class A *	103,265
70,535	Gannett Co., Inc.	1,725,286
19,609	Nexstar Broadcasting Group, Inc. Class A	695,335
19,159	Scholastic Corp.	561,167

		3,145,847

	Metal Fabricate & Hardware — 0.3%
3,904	CIRCOR International, Inc.	198,557
363	Mueller Industries, Inc.	18,306
14,256	Timken Co. (The)	802,328

		1,019,191

	Mining — 0.3%
97,461	AuRico Gold, Inc.	425,905
5,720	Coeur d’Alene Mines Corp. *	76,076
13,635	Freeport-McMoran Copper & Gold, Inc. Class B	376,462
36,659	Pan American Silver Corp.	426,711

		1,305,154

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — 1.9%
9,806	FreightCar America, Inc.	166,604
157,595	Griffon Corp.	1,772,944
817	Harsco Corp.	18,946
13,480	John Bean Technologies Corp.	283,215
122,307	Orkla ASA, Sponsored ADR ‡	1,021,264
5,539	Standex International Corp.	292,182
31,871	STR Holdings, Inc. * ‡	72,347
59,587	Trimas Corp. *	2,221,403
38,333	Trinity Industries, Inc.	1,473,521

		7,322,426

	Office & Business Equipment — 0.1%
13,234	Avery Dennison Corp.	565,886

	Office Furnishings — 0.1%
36,683	Steelcase, Inc. Class A	534,838

	Oil & Gas — 4.8%
67,555	Callon Petroleum Co. *	227,660
56,827	Carrizo Oil & Gas, Inc. *	1,609,909
1,271	Contango Oil & Gas Co.	42,896
14,710	Delek US Holdings, Inc.	423,354
65,207	Denbury Resources, Inc. *	1,129,385
7,718	Energy XXI Bermuda, Ltd.	171,185
27,422	EPL Oil & Gas, Inc. *	805,110
5,720	Helmerich & Payne, Inc.	357,214
30,509	HollyFrontier Corp.	1,305,175
70,423	Miller Energy Resources, Inc. * ‡	281,692
66,012	Nabors Industries, Ltd.	1,010,644
45,381	Newfield Exploration Co. *	1,084,152
36,067	Ocean Rig UDW, Inc. *	675,535
68,554	Parker Drilling Co. *	341,399
112,211	Patterson-UTI Energy, Inc.	2,171,844
12,894	Penn Virginia Corp.	60,602
40,118	Resolute Energy Corp. *	320,142
14,528	Stone Energy Corp. *	320,052
48,097	Tesoro Corp.	2,516,435
43,380	Vaalco Energy, Inc. *	248,134
19,613	Western Refining, Inc. ‡	550,537
51,694	Whiting Petroleum Corp. *	2,382,576
27,774	WPX Energy, Inc. *	526,039

		18,561,671

	Oil & Gas Services — 1.0%
19,500	Exterran Holdings, Inc. *	548,340
19,794	Helix Energy Solutions Group, Inc. *	456,054
9,262	Mitcham Industries, Inc. *	155,416
32,234	Superior Energy Services, Inc. *	836,150
56,841	Tesco Corp. *	753,143
48,560	TETRA Technologies, Inc. *	498,226
82,991	Willbros Group, Inc. *	509,565

		3,756,894

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Packaging & Containers — 1.3%
17,888	Crown Holdings, Inc. *	735,734
289,675	Graphic Packaging Holding Co. *	2,242,085
10,275	Greif, Inc. Class A	541,184
11,622	Owens-Illinois, Inc. *	322,975
12,648	Rock-Tenn Co. Class A	1,263,282

		5,105,260

	Pharmaceuticals — 1.7%
26,604	BioScrip, Inc. *	438,966
7,900	Hi-Tech Pharmacal Co., Inc.	262,280
40,439	Jazz Pharmaceuticals Plc *	2,779,372
61,804	Omnicare, Inc.	2,948,669
12,894	PharMerica Corp. *	178,711

		6,607,998

	Pipelines — 0.2%
15,648	National Fuel Gas Co.	906,802

	Real Estate — 1.4%
10,888	FirstService Corp.	340,576
111,749	Forestar Group, Inc. *	2,241,685
41,210	Hilltop Holdings, Inc. *	675,844
23,677	Jones Lang Lasalle, Inc.	2,157,922

		5,416,027

	REITS — 6.7%
3,814	Alexandria Real Estate Equities, Inc. REIT	250,656
2,088	American Assets Trust, Inc. REIT	64,436
9,080	Ashford Hospitality Trust, Inc. REIT	103,966
26,786	Associated Estates Realty Corp. REIT ‡	430,719
118,605	BioMed Realty Trust, Inc. REIT	2,399,379
203,472	Brandywine Realty Trust REIT	2,750,941
4,631	Camden Property Trust REIT	320,187
17,434	Campus Crest Communities, Inc. REIT	201,188
45,135	CBL & Associates Properties, Inc. REIT	966,792
23,608	Chesapeake Lodging Trust REIT	490,810
60,019	Chimera Investment Corp. REIT	180,057
22,700	Coresite Realty Corp. REIT	722,087
7,264	Cousins Properties, Inc. REIT	73,366
5,993	CubeSmart REIT	95,768
2,633	Douglas Emmett, Inc. REIT	65,693
55,959	DuPont Fabros Technology, Inc. REIT ‡	1,351,410
908	EastGroup Properties, Inc. REIT	51,093
7,173	EPR Properties REIT	360,587
1,998	Federal Realty Investment Trust REIT	207,153
4,086	First Industrial Realty Trust, Inc. REIT	61,985
10,079	Getty Realty Corp. REIT	208,131
14,256	Government Properties Income Trust REIT	359,536
3,269	Hatteras Financial Corp. REIT	80,548
12,803	Hersha Hospitality Trust REIT	72,209
1,998	Home Properties, Inc. REIT	130,609
5,993	Hospitality Properties Trust REIT	157,496
79,904	Inland Real Estate Corp. REIT	816,619

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
4,086	Investors Real Estate Trust REIT	35,140
53,460	Kilroy Realty Corp. REIT	2,833,915
28,425	Liberty Property Trust REIT	1,050,588
16,072	LTC Properties, Inc. REIT	627,612
8,172	Mack-Cali Realty Corp. REIT	200,132
7,446	National Retail Properties, Inc. REIT ‡	256,142
108,660	NorthStar Realty Finance Corp. REIT ‡	988,806
26,423	Parkway Properties, Inc. REIT	442,849
28,602	Pennsylvania Real Estate Investment Trust REIT	540,006
21,247	Piedmont Office Realty Trust, Inc. REIT	379,896
7,990	Post Properties, Inc. REIT	395,425
11,986	Potlatch Corp. REIT	484,714
2,906	PS Business Parks, Inc. REIT	209,726
67,918	Ramco-Gershenson Properties Trust REIT	1,054,767
12,803	Rayonier, Inc. REIT	709,158
11,350	Realty Income Corp. REIT ‡	475,792
4,994	Retail Opportunity Investments Corp. REIT	69,417
12,167	RLJ Lodging Trust REIT	273,636
29,964	Sabra Healthcare, Inc. REIT	782,360
14,437	Senior Housing Properties Trust REIT	374,351
1,907	Sovran Self Storage, Inc. REIT	123,555
14,256	Sunstone Hotel Investors, Inc. REIT *	172,212
4,358	Taubman Centers, Inc. REIT	327,504
3,450	Washington Real Estate Investment Trust REIT	92,840
636	Weingarten Realty Investors REIT	19,570

		25,893,534

	Retail — 5.3%
48,511	Abercrombie & Fitch Co. Class A	2,195,123
50,875	Big Lots, Inc. *	1,604,089
127	Biglari Holdings, Inc. *	52,121
85,599	Bob Evans Farms, Inc.	4,021,441
41,314	Brown Shoe Co., Inc.	889,490
9,988	Chico’s FAS, Inc.	170,395
92,707	Denny’s Corp. *	521,013
1,544	Dillard’s, Inc. Class A	126,562
64,045	Fred’s, Inc. Class A	992,057
8,626	GameStop Corp. Class A ‡	362,551
20,096	GNC Holdings, Inc. Class A	888,444
34,958	hhgregg, Inc. * ‡	558,279
47,125	Insight Enterprises, Inc. *	835,998
15,109	JOS A Bank Clothiers, Inc. *	624,304
17,978	Kirkland’s, Inc. *	310,121
16,798	Movado Group, Inc.	568,276
21,066	Office Depot, Inc. * ‡	81,525
6,628	OfficeMax, Inc.	67,804
51,945	Pep Boys - Manny, Moe & Jack (The) *	601,523
42,780	Regis Corp.	702,448
274,194	Rite Aid Corp. * ‡	784,195
18,977	Signet Jewelers, Ltd.	1,279,619
50,857	Texas Roadhouse, Inc. Class A	1,272,442
255,965	Wet Seal (The), Inc. Class A *	1,205,595

		20,715,415

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Savings & Loans — 1.4%
40,678	Capitol Federal Financial, Inc.	493,831
32,153	Dime Community Bancshares	492,584
138,250	EverBank Financial Corp.	2,289,420
37,046	Hudson City Bancorp, Inc.	339,341
19,976	Oritani Financial Corp.	313,224
20,339	Provident Financial Services, Inc.	320,950
23,790	ViewPoint Financial Group, Inc.	495,070
44,764	Washington Federal, Inc.	845,144

		5,589,564

	Semiconductors — 4.4%
168,448	Atmel Corp. *	1,238,093
21,429	Emulex Corp. *	139,717
14,619	Entegris, Inc. *	137,272
40,769	Formfactor, Inc. *	275,191
18,850	Lam Research Corp. *	835,809
335,921	LSI Corp. *	2,398,476
8,081	LTX-Credence Corp. *	48,405
58,719	Micron Technology, Inc. *	841,443
81,972	Microsemi Corp. *	1,864,863
46,399	MKS Instruments, Inc.	1,231,429
81,325	NXP Semiconductor NV *	2,519,449
17,434	Photronics, Inc. *	140,518
179,965	PMC-Sierra, Inc. *	1,142,778
96,219	Skyworks Solutions, Inc. *	2,106,234
59,837	SunEdison, Inc. *	488,868
89,535	Teradyne, Inc. *	1,573,130

		16,981,675

	Software — 1.5%
1,998	Acxiom Corp. *	45,314
44,220	Allscripts Healthcare Solutions, Inc. *	572,207
47,741	AVG Technologies NV * ‡	928,562
82,281	CSG Systems International, Inc. *	1,785,498
18,712	Fidelity National Information Services, Inc.	801,622
25,228	Quality Systems, Inc.	472,016
79,722	Schawk, Inc. ¤	1,046,750

		5,651,969

	Telecommunications — 1.4%
67,874	ARRIS Group, Inc. *	973,992
15,035	Atlantic Tele-Network, Inc.	746,638
7,900	Calix, Inc. *	79,790
65,194	Harmonic, Inc. *	413,982
33,295	NeuStar, Inc. Class A *	1,620,800
22,246	Oplink Communications, Inc. *	386,413
5,630	Premiere Global Services, Inc. *	67,954
32,024	Telephone & Data Systems, Inc.	789,392
88,712	Vonage Holdings Corp. *	251,055

		5,330,016

	Textiles — 1.1%
6,992	G&K Services, Inc. Class A	332,819

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Textiles — continued
24,135	Mohawk Industries, Inc. *	2,714,946
14,613	UniFirst Corp.	1,333,437

		4,381,202

	Transportation — 1.8%
3,723	Bristow Group, Inc.	243,186
13,011	Forward Air Corp.	498,061
49,575	Heartland Express, Inc.	687,605
41,904	Ryder System, Inc.	2,547,344
45,354	Saia, Inc. *	1,359,260
1,725	Ship Finance International, Ltd. ‡	25,599
104,887	Swift Transportation Co. *	1,734,831

		7,095,886

	Trucking & Leasing — 0.7%
101,697	Aircastle, Ltd.	1,626,135
7,484	Amerco, Inc.	1,211,660

		2,837,795

	Water — 0.6%
18,432	American States Water Co.	989,245
15,164	California Water Service Group	295,850
40,401	PICO Holdings, Inc. *	846,805

		2,131,900

	TOTAL COMMON STOCKS (COST $328,636,405)	378,649,205

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.4%
	Bank Deposit — 1.2%
4,793,152	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	4,793,152

	Securities Lending Collateral — 4.2%
16,243,250	State Street Navigator Securities Lending Prime Portfolio ***	16,243,250

	TOTAL SHORT-TERM INVESTMENTS (COST $21,036,402)	21,036,402

	TOTAL INVESTMENTS — 102.8% (COST $349,672,807)	399,685,607
	Other Assets and Liabilities (net) — (2.8)%	(10,792,150)

	NET ASSETS — 100.0%	$388,893,457

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

¤	Illiquid security. The total market value of the securities at period end is $1,046,750 which represents 0.3% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $1,095,126.
***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.4
Short-Term Investments	5.4
Other Assets and Liabilities (net)	(2.8)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.2%
	Australia — 2.9%
43,841	Ainsworth Game Technology, Ltd.	161,723
59,113	Austria & New Zealand Banking Group, Ltd.	1,546,438
294,129	BGP Holdings Plc ¤ ****	—
270,202	BHP Billiton, Ltd.	7,758,725
2,770,521	Boart Longyear Group ‡	1,711,798
179,838	Brambles, Ltd.	1,537,502
80,290	Caltex Australia, Ltd.	1,326,557
220,448	carsales.com, Ltd.	1,902,853
214,949	Computershare, Ltd.	2,020,660
77,550	CSL, Ltd.	4,371,282
316,911	Downer EDI, Ltd.	1,041,403
69,812	Flight Centre, Ltd. ‡	2,513,283
89,848	iiNET, Ltd.	509,903
45,432	Macquarie Group, Ltd.	1,741,214
234,680	Metcash, Ltd. ‡	756,147
156,532	Mineral Resources, Ltd.	1,182,073
70,916	Monadelphous Group, Ltd. ‡	1,047,695
337,212	Myer Holdings, Ltd. ‡	734,628
55,696	National Australia Bank, Ltd.	1,513,126
135,206	Origin Energy, Ltd.	1,555,674
76,405	Premier Investments, Ltd.	467,181
120,315	QBE Insurance Group, Ltd.	1,661,867
519,319	Sigma Pharmaceuticals, Ltd.	373,157
394,577	Suncorp-Metway, Ltd.	4,305,220
117,609	Super Retail Group, Ltd.	1,288,611
1,180,114	Telstra Corp., Ltd.	5,152,638
135,535	Woolworths, Ltd.	4,070,474

	Total Australia	52,251,832

	Austria — 0.3%
13,349	Austriamicrosystems AG	984,791
50,190	OMV AG	2,263,808
11,433	Raiffeisen International Bank Holding AG	332,891
67,551	Voestalpine AG ‡	2,382,180

	Total Austria	5,963,670

	Belgium — 0.4%
26,767	Ageas	938,543
84,787	Belgacom SA ‡	1,899,475
58,165	Delhaize Group ‡	3,590,516
8,700	Delhaize Group SA, Sponsored ADR	538,008

	Total Belgium	6,966,542

	Bermuda — 0.9%
701,425	Catlin Group, Ltd.	5,310,747
1,141,215	Digital China Holdings, Ltd.	1,363,923
1,298,933	Esprit Holdings, Ltd.	1,932,570
678,000	First Pacific Co., Ltd.	725,522
295,392	Hiscox, Ltd.	2,551,480
234,822	Hongkong Land Holdings, Ltd.	1,613,227
26,680	Jardine Matheson Holdings, Ltd.	1,614,140
925,249	Noble Group, Ltd.	707,633

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Bermuda — continued
502,994	Yue Yuen Industrial Holdings	1,300,229

	Total Bermuda	17,119,471

	Brazil — 0.2%
79,155	Banco do Brasil SA	792,965
45,200	Ez Tec Empreendimentos e Participacoes SA	560,230
112,900	Light SA	794,729
82,700	Porto Seguro SA	887,255

	Total Brazil	3,035,179

	Canada — 0.9%
238,955	Cameco Corp. ‡	4,917,497
139,976	Gildan Activewear, Inc.	5,659,013
137,696	Potash Corp. of Saskatchewan (Toronto Exchange)	5,236,612

	Total Canada	15,813,122

	Cayman Islands — 0.8%
1,526,798	Dongyue Group	612,188
196,000	SA SA International Holdings, Ltd.	193,312
1,387,678	Sands China, Ltd.	6,574,892
170,850	Tencent Holdings, Ltd.	6,700,648

	Total Cayman Islands	14,081,040

	China — 0.2%
1,055,327	China Communications Construction Co., Ltd. Class H	825,883
1,126,048	China Petroleum & Chemical Corp. Class H	792,669
738,272	PetroChina Co., Ltd. Class H	785,259
2,940,297	Zijin Mining Group Co., Ltd.	515,552

	Total China	2,919,363

	Denmark — 1.4%
211	AP Moeller - Maersk AS Class B	1,509,100
175,180	GN Store Nord AS	3,306,291
20,423	Jyske Bank AS *	768,779
37,190	NKT Holding AS	1,349,382
63,729	Novo Nordisk AS Class B	9,917,830
84,712	Pandora AS	2,866,964
33,280	Sydbank AS *	661,175
650,527	TDC AS	5,264,845

	Total Denmark	25,644,366

	Finland — 1.4%
77,625	Elisa OYJ ‡	1,514,521
416,758	Fortum OYJ ‡	7,800,805
2,066,225	Nokia OYJ * ‡	7,643,733
561,561	Nokia OYJ, Sponsored ADR *	2,100,238
80,000	Outotec OYJ ‡	957,729
244,698	Stora Enso OYJ	1,638,063
72,363	Tieto OYJ ‡	1,374,231
142,077	UPM-Kymmene OYJ ‡	1,390,630

	Total Finland	24,419,950

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	France — 7.7%
48,247	Alstom ‡	1,577,880
27,330	AtoS	2,025,629
508,963	AXA SA	9,986,477
52,319	BNP Paribas	2,854,586
73,624	Bouygues SA	1,876,679
61,561	Casino Guichard Perrachon SA	5,759,041
25,008	Cie Generale des Etablissements Michelin ‡	2,233,205
191,554	CNP Assurances	2,745,129
376,745	Credit Agricole SA *	3,233,566
191,433	Danone SA	14,347,770
52,037	Dassault Systemes SA	6,356,831
15,408	Essilor International ‡	1,637,095
13,161	Euler Hermes SA ‡	1,324,962
7,288	Eurazeo	389,968
209,426	France Telecom SA	1,978,511
33,642	Iliad SA ‡	7,265,661
97,846	Legrand SA	4,532,875
35,720	LVMH Moet Hennessy Louis Vuitton SA	5,780,611
130,475	Metropole Television SA	2,098,773
247,433	Natixis	1,034,348
52,629	Neopost SA ‡	3,488,898
159,033	Orange SA, Sponsored ADR	1,502,862
57,465	Pernod-Ricard SA	6,363,338
19,706	Renault SA	1,324,287
129,345	Sanofi, ADR	6,662,561
54,247	Sanofi-Aventis	5,614,239
27,743	Schneider Electric SA	2,009,720
273,456	SCOR SE ‡	8,379,771
174,334	Societe Generale	5,982,449
94,568	Suez Environnement Co.	1,219,899
40,697	Thales SA	1,897,786
42,159	Total SA	2,055,287
140,099	UBISOFT Entertainment *	1,832,002
6,799	Unibail-Rodamco REIT	1,581,944
31,603	Valeo SA ‡	1,983,506
45,895	Vinci SA	2,300,059
261,552	Vivendi SA	4,946,682
11,428	Wendel SA ‡	1,175,748

	Total France	139,360,635

	Germany — 7.7%
22,228	Adidas AG	2,402,168
43,588	Allianz AG	6,359,841
32,413	Aurubis AG	1,736,260
23,697	BASF SE	2,113,977
244,529	Bayer AG	26,041,519
72,711	Bayerische Motoren Werke AG	6,349,406
17,852	Brenntag AG	2,708,013
92,339	Continental AG	12,314,747
135,035	DaimlerChrysler AG	8,159,286
292,971	Deutsche Post AG	7,271,722
374,462	Deutsche Telekom AG	4,363,175
211,438	Deutsche Wohnen AG	3,585,255
39,694	Duerr AG	2,391,743
66,637	Fresenius SE	8,203,596
223,078	GEA Group AG	7,895,822

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
72,231	GSW Immobilien AG ‡	2,790,863
42,101	Hannover Rueckversicherung AG	3,027,384
72,307	Kloeckner & Co. SE *	771,267
75,099	Leoni AG	3,734,353
39,675	Linde AG	7,392,777
11,138	Merck KGaA	1,694,617
12,325	Muenchener Rueckver AG	2,265,319
41,164	Rheinmetall AG	1,915,818
56,715	Siemens AG	5,724,432
49,735	Suedzucker AG	1,538,299
73,134	Symrise AG	2,957,415
191,783	TAG Immobilien AG	2,089,291
10,043	Volkswagen AG	1,954,894

	Total Germany	139,753,259

	Greece — 0.2%
240,798	Hellenic Telecommunications Organization SA *	1,878,006
65,793	OPAP SA	549,900
106,291	Public Power Corp. SA *	953,320

	Total Greece	3,381,226

	Hong Kong — 1.4%
387,800	AIA Group, Ltd.	1,642,426
3,115,000	Champion REIT	1,429,719
85,000	Cheung Kong Holdings, Ltd.	1,152,862
2,067,010	China Overseas Land & Investment, Ltd.	5,396,475
653,830	China Unicom Hong Kong, Ltd.	869,936
452,898	Hutchison Whampoa, Ltd.	4,761,754
70,000	Hysan Development Co., Ltd.	302,333
954,820	New World Development, Ltd.	1,319,650
3,619,178	PCCW, Ltd.	1,703,121
219,858	Swire Pacific, Ltd. Class A	2,653,143
44,800	Television Broadcasts, Ltd.	310,455
393,000	Wharf Holdings, Ltd.	3,306,098
215,000	Wheelock & Co., Ltd.	1,075,506

	Total Hong Kong	25,923,478

	India — 0.8%
3,427,649	Power Grid Corp. of India, Ltd.	6,411,160
290,756	Shriram Transport Finance Co., Ltd.	3,488,583
667,891	Sun TV Network, Ltd.	4,222,577

	Total India	14,122,320

	Indonesia — 0.5%
5,685,750	Bank Rakyat Indonesia Persero Tbk PT	4,439,754
232,081	Indo Tambangraya Megah Tbk PT	658,245
4,672,221	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	809,695
655,125	Tambang Batubara Bukit Asam Persero Tbk PT	877,901
499,796	United Tractors Tbk PT	916,502
3,651,158	Vale Indonesia Tbk PT	744,947

	Total Indonesia	8,447,044

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Ireland — 0.3%
12,396,204	Governor & Co. of the Bank of Ireland (The) * ‡	2,529,772
29,853	Paddy Power Plc	2,572,731

	Total Ireland	5,102,503

	Israel — 0.4%
163,406	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,405,515

	Italy — 2.5%
869,489	A2A Spa ‡	645,912
213,510	Assicurazioni Generali Spa	3,724,463
100,474	Azimut Holding Spa	1,827,109
66,457	Banca Generali Spa	1,430,520
191,601	Banca Popolare dell’Emilia Romagna Scarl *	1,112,766
1,299,649	Banca Popolare di Milano Scarl * ‡	518,799
617,294	Beni Stabili Spa REIT	380,493
43,411	Buzzi Unicem Spa ‡	651,176
17,999	Danieli & C. Officine Meccaniche Spa-RSP	270,926
1,001,567	Enel Spa	3,137,546
344,258	ENI Spa	7,061,290
29,857	Exor Spa ‡	881,754
286,414	Fiat Spa (MIL Exchange) *	1,999,224
412,009	Gemina Spa *	737,987
1,054,313	Intesa Sanpaolo Spa ‡	1,687,021
44,254	Mediobanca Spa	230,094
298,427	Mediolanum Spa ‡	1,846,452
884,635	Milano Assicurazioni Spa *	542,059
189,769	Pirelli & C. Spa ‡	2,194,139
91,992	Societa Iniziative Autostradali e Servizi Spa	751,534
4,038,952	Telecom Italia Spa	2,803,515
5,058,843	Telecom Italia Spa-RNC	2,807,838
1,721,774	UniCredit Spa	8,052,492
109,282	Unione di Banche Italiane SCPA ‡	395,183

	Total Italy	45,690,292

	Japan — 23.4%
48,900	Advantest Corp.	803,391
275,400	Aeon Credit Service Co., Ltd.	7,787,775
35,400	Aica Kogyo Co., Ltd.	709,176
215,650	Aiful Corp. *	1,804,048
80,900	Aisin Seiki Co., Ltd.	3,090,708
5,300	Alfresa Holdings Corp.	283,314
63,400	Alpine Electronics, Inc.	638,883
106,400	Alps Electric Co., Ltd.	794,773
44,900	Amano Corp.	472,346
139,000	Asahi Glass Co., Ltd.	903,951
118,900	Astellas Pharma, Inc.	6,451,613
38,600	Bridgestone Corp.	1,313,414
91,300	Brother Industries, Ltd.	1,026,648
255,000	Calsonic Kansei Corp.	1,065,334
200,000	Canon, Inc.	6,513,314
68,329	Canon, Inc., Sponsored ADR	2,245,974
203,000	Central Glass Co., Ltd.	637,600
22,900	Central Japan Railway Co.	2,796,366
208,294	Chiba Bank, Ltd. (The)	1,417,494

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
42,500	Chubu Electric Power Co., Inc.	601,550
68,700	Chugai Pharmaceutical Co., Ltd.	1,421,928
205,900	Citizen Holdings Co., Ltd.	1,148,322
49,100	Coca-Cola Central Co., Ltd.	743,902
30,200	Coca-Cola West Co., Ltd.	535,078
92,200	COMSYS Holdings Corp.	1,175,994
7,200	Cosmos Pharmaceutical Corp.	727,719
2,415	Dai-ichi Life Insurance Co., Ltd. (The)	3,481,432
67,000	Daicel Corp.	586,128
98,000	Daihatsu Motor Co., Ltd.	1,854,734
179,400	Daiichi Sanyko Co., Ltd.	2,990,753
152,260	Daikin Industries, Ltd.	6,146,500
68,500	Dainippon Sumitomo Pharma Co., Ltd.	904,047
287,130	Daiwa House Industry Co., Ltd.	5,350,356
70	Daiwa Office Investment Corp. REIT	270,247
334,246	Daiwa Securities Group, Inc.	2,802,909
109,700	Disco Corp.	7,564,756
12,200	Duskin Co., Ltd.	229,299
16	Dwango Co., Ltd.	79,086
22,100	East Japan Railway Co.	1,715,317
18,300	Eisai Co., Ltd.	745,191
18,900	FamilyMart Co., Ltd.	804,822
218,000	Fuji Electric Holdings Co., Ltd.	768,108
43,000	Fuji Heavy Industries, Ltd.	1,058,388
2,474	Fuji Media Holdings, Inc.	4,976,143
267,200	FUJIFILM Holdings Corp.	5,877,405
394,000	Fujikura, Ltd.	1,396,164
182,000	Fujitsu General, Ltd.	1,768,058
527,000	Fujitsu, Ltd.	2,175,165
426,000	Fukuoka Financial Group, Inc.	1,809,755
61,197	Glory, Ltd.	1,432,971
204,294	Hachijuni Bank, Ltd. (The)	1,192,838
249,000	Hankyu Hanshin Holdings, Inc.	1,416,268
194,000	Hino Motors, Ltd.	2,843,550
22,800	Hirose Electric Co., Ltd.	3,002,205
15,300	Hisamitsu Pharmaceutical Co., Inc.	776,282
52,500	Hitachi Capital Corp.	1,037,474
56,100	Hitachi Construction Machinery Co., Ltd.	1,132,335
31,300	Hitachi High-Technologies Corp.	753,393
213,000	Hitachi, Ltd.	1,365,893
7,200	Hogy Medical Co., Ltd.	410,973
47,100	Ibiden Co., Ltd.	733,515
12,000	Idemitsu Kosan Co., Ltd.	921,729
1,369	Inpex Holdings, Inc.	5,705,602
180,000	Isuzu Motors, Ltd.	1,230,382
84,900	Ito En, Ltd.	1,962,354
105,100	Itochu Corp.	1,211,451
87,000	Japan Aviation Electronics Industry, Ltd.	840,791
17,900	Japan Petroleum Exploration Co.	725,298
476,000	Japan Tobacco, Inc.	16,795,490
45,000	JGC Corp.	1,617,255
293,714	Joyo Bank, Ltd. (The)	1,605,544
45,100	JTEKT Corp.	506,685
245,000	JX Holdings, Inc.	1,186,339
24,900	Kagome Co., Ltd.	425,883
37,000	Kaken Pharmaceutical Co., Ltd.	547,914
104,000	Kandenko Co., Ltd.	443,912

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
175,600	Kaneka Corp.	1,157,880
342,908	Kao Corp.	11,650,622
274,000	Kawasaki Heavy Industries, Ltd.	841,295
355,000	Kawasaki Kisen Kaisha, Ltd.	721,901
567,680	KDDI Corp.	29,488,386
172,000	Kirin Holdings Co., Ltd.	2,690,774
13,600	Kissei Pharmaceutical Co., Ltd.	274,369
50,800	Kobayashi Pharmaceutical Co., Ltd.	2,674,626
187,950	Komatsu, Ltd.	4,338,545
465,800	Konica Minolta Holdings, Inc.	3,512,198
57,786	Kose Corp.	1,597,426
38,800	KYORIN Holdings, Inc.	890,562
48,000	Kyowa Hakko Kirin Co., Ltd.	542,165
64,773	Lawson, Inc.	4,936,141
89,000	Lion Corp.	515,176
210,000	Marubeni Corp.	1,401,621
352,000	Maruha Nichiro Holdings, Inc.	705,169
223,000	Mazda Motor Corp. *	877,767
70,000	Medipal Holdings Corp.	947,098
55,600	Megmilk Snow Brand Co., Ltd.	827,269
13,200	MEIJI Holdings Co., Ltd.	633,191
362,500	Mitsubishi Chemical Holdings Corp.	1,700,559
297,000	Mitsubishi Heavy Industries, Ltd.	1,647,425
328,000	Mitsubishi Materials Corp.	1,152,383
9,400	Mitsubishi Shokuhin Co., Ltd.	233,924
68,200	Mitsubishi Tanabe Pharma Corp.	882,237
176,100	Mitsui & Co., Ltd.	2,208,895
546,000	Mitsui Chemicals, Inc.	1,231,228
510,000	Mitsui Engineering & Shipbuilding Co., Ltd.	744,451
579,800	Mizuho Financial Group, Inc.	1,202,384
8,200	Modec, Inc.	238,897
291,000	Morinaga Milk Industry Co., Ltd.	849,549
46,800	MS&AD Insurance Group Holdings	1,188,198
128,500	Namco Bandai Holdings, Inc.	2,082,700
799,000	NEC Corp.	1,745,437
38,000	NGK Insulators, Ltd.	470,529
14,900	Nichi-iko Pharmaceutical Co., Ltd.	320,245
187,000	Nichirei Corp.	967,615
109,130	Nidec Corp.	7,602,352
104,700	Nihon Kohden Corp.	3,994,695
24,000	Nikkiso Co., Ltd.	314,330
16,200	Nintendo Co., Ltd.	1,908,089
143,000	Nippon Express Co., Ltd.	678,039
41,000	Nippon Konpo Unyu Soko Co., Ltd.	685,569
26,500	Nippon Telegraph & Telephone Corp.	1,371,219
31,816	Nippon Telegraph & Telephone Corp., ADR	827,534
185,200	Nippon Television Network Corp.	3,382,018
120,300	Nipro Corp.	1,339,425
295,000	Nishimatsu Construction Co., Ltd.	650,375
119,400	Nissan Motor Company, Ltd.	1,208,003
11,000	Nissan Shatai Co., Ltd.	123,693
31,000	Nisshin Seifun Group, Inc.	370,745
68,200	Nisshin Steel Holdings Co., Ltd.	527,969
65,000	Nisshinbo Holdings, Inc.	462,626
23,200	Nissin Kogyo Co., Ltd.	419,929
55,600	NKSJ Holdings, Inc.	1,323,743
52,941	Nomura Holdings, Inc., ADR	393,881

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
174,941	Nomura Research Institute, Ltd.	5,688,422
306,341	North Pacific Bank, Ltd.	1,125,630
2,794	NTT DoCoMo, Inc.	4,334,378
11,370	Obic Co., Ltd.	2,970,267
79,000	Ogaki Kyoritsu Bank, Ltd. (The)	229,838
15,900	Okinawa Electric Power Co. (The), Inc.	601,842
20,200	Omron Corp.	600,296
12,800	Ono Pharmaceutical Co., Ltd.	867,207
843,900	Orix Corp.	11,511,396
148,000	Otsuka Holdings Co., Ltd.	4,879,448
10,200	Pigeon Corp.	811,194
33,700	Pola Orbis Holdings, Inc.	1,138,204
192,000	Press Kogyo Co., Ltd.	817,597
671,690	Rakuten, Inc.	7,931,669
217,000	Ricoh Company, Ltd.	2,577,742
90,400	Round One Corp.	547,851
23,334	Sankyo Co., Ltd.	1,100,516
64,933	Santen Pharmaceutical Co., Ltd.	2,791,201
46,500	Seven & I Holdings Co., Ltd.	1,696,909
100,740	Shin-Etsu Chemical Co., Ltd.	6,673,068
125,200	Shinko Electric Industries Co., Ltd.	1,464,563
97,900	Shionogi & Co., Ltd.	2,040,097
130,400	Showa Corp.	1,677,668
194,300	Showa Shell Sekiyu KK	1,596,102
1,250	SKY Perfect JSAT Holdings, Inc.	570,041
79,900	Sodick Co., Ltd.	386,892
190,400	Sony Financial Holdings, Inc.	3,003,542
3,000	Sosei Group Corp. *	101,173
464,000	Sumitomo Chemical Co., Ltd.	1,457,372
98,400	Sumitomo Corp.	1,225,357
202,800	Sumitomo Electric Industries, Ltd.	2,421,310
60,200	Sumitomo Forestry Co., Ltd.	730,872
127,941	Sumitomo Mitsui Financial Group	5,860,286
35,100	Sumitomo Rubber Industries, Ltd.	573,133
62,700	Suzuki Motor Corp.	1,443,549
4,500	Sysmex Corp.	294,005
161,300	T&D Holdings, Inc.	2,166,147
48,600	Tachi-S Co., Ltd.	648,750
101,000	Taiyo Yuden Co., Ltd.	1,536,327
13,800	Takara Bio, Inc.	320,914
48,000	Takara Holdings, Inc.	417,980
130,600	Takeda Pharmaceutical Co., Ltd.	5,890,049
29,500	Terumo Corp.	1,465,571
297,000	Toagosei Co., Ltd.	1,192,963
23,600	Tokai Rika Co., Ltd.	470,408
230,380	Tokio Marine Holdings, Inc.	7,293,956
142,200	Tokyo Electric Power Co., Inc. *	734,370
23,500	Tokyo Electron, Ltd.	1,187,598
37,700	Tokyo Ohka Kogyo Co., Ltd.	865,314
181,000	Toppan Printing Co., Ltd.	1,255,439
225,000	Toyo Ink SC Holdings Co., Ltd.	1,109,881
86,000	Toyo Tire & Rubber Co., Ltd.	451,925
24,300	Toyoda Gosei Co., Ltd.	594,688
53,100	Toyota Industries Corp.	2,170,292
273,220	Toyota Motor Corp.	16,475,440
13,100	Toyota Tsusho Corp.	337,209
12,300	TS Tech Co., Ltd.	390,044

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
23,000	Tsumura & Co.	677,022
23,167	USS Co., Ltd.	2,936,251
19,800	Valor Co., Ltd.	367,556
38,200	West Japan Railway Co.	1,618,986
19,400	Yakult Honsha Co., Ltd.	802,678
356,162	Yamato Holdings Co., Ltd.	7,497,204
517,020	Yokogawa Electric Corp.	6,178,112

	Total Japan	422,758,486

	Luxembourg — 0.6%
278,463	Subsea 7 SA * ‡	4,856,873
315,950	Tenaris SA ‡	6,328,692

	Total Luxembourg	11,185,565

	Malaysia — 0.2%
929,300	Genting Malaysia Bhd	1,144,161
357,900	RHB Capital Bhd	977,584
365,400	Sime Darby Bhd	1,107,939

	Total Malaysia	3,229,684

	Malta — 0.1%
28,885	Unibet Group Plc, ADR	960,772

	Mexico — 0.4%
405,501	Alfa SAB de CV Class A	970,026
1,467,100	Fibra Uno Administracion SA de CV REIT	4,900,527
248,162	Grupo Mexico SAB de CV Series B	714,431

	Total Mexico	6,584,984

	Netherlands — 1.9%
572,025	Aegon NV	3,821,084
31,926	ASM International NV ‡	1,076,069
23,067	Corio NV REIT	916,449
14,647	CSM	295,769
145,556	Delta Lloyd NV ‡	2,912,747
10,153	Eurocommercial Properties NV REIT	372,166
123,825	Heineken NV	7,878,690
1,186,294	ING Groep NV, ADR *	10,794,023
62,361	ING Groep NV, Sponsored ADR *	566,862
53,543	Koninklijke Boskalis Westminster NV	1,949,783
32,201	Koninklijke DSM NV ‡	2,095,334
834,574	Koninklijke KPN NV	1,732,458

	Total Netherlands	34,411,434

	New Zealand — 0.1%
203,676	Ryman Healthcare, Ltd. ‡	1,001,994
166,362	Sky City Entertainment Group, Ltd. ‡	560,179
141,578	Trade Me, Ltd.	532,489

	Total New Zealand	2,094,662

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.9%
594,472	DnB NOR ASA	8,562,624
37,388	Fred Olsen Energy ASA	1,469,546
785,593	Marine Harvest ASA	792,534
67,402	Statoil ASA	1,383,132
321,797	Storebrand ASA *	1,544,149
43,764	TGS Nopec Geophysical Co. ASA	1,265,031
34,412	Yara International ASA	1,364,972

	Total Norway	16,381,988

	Portugal — 0.1%
6,516,765	Banco Comercial Portugues SA Class R *	813,198
1,214,324	Sonae	1,153,838

	Total Portugal	1,967,036

	Russia — 0.4%
31,161	Magnit OJSC ****	7,176,105

	Singapore — 0.4%
64,000	DBS Group Holdings, Ltd.	782,149
314,000	Frasers Commercial Trust REIT	341,654
93,654	Keppel Corp., Ltd.	767,958
210,152	Oversea-Chinese Banking Corp., Ltd.	1,656,958
159,000	Parkway Life Real Estate Investment Trust REIT ‡	295,861
192,230	Venture Corp., Ltd. ‡	1,100,363
2,263,243	Yangzijiang Shipbuilding Holdings, Ltd. ‡	1,481,110

	Total Singapore	6,426,053

	South Africa — 0.3%
15,899	Kumba Iron Ore, Ltd.	737,678
112,050	Sasol, Ltd.	4,870,866

	Total South Africa	5,608,544

	South Korea — 1.3%
167,989	Celltrion, Inc.	6,148,540
11,734	Daelim Industrial Co., Ltd.	891,827
28,160	Hana Financial Group, Inc.	819,859
33,343	Hyundai Motor Co.	6,583,641
30,100	KB Financial Group, Inc.	901,379
18,940	Kia Motors Corp.	1,029,880
17,962	LG Corp.	998,719
763	Samsung Electronics Co., Ltd.	896,586
161,720	Samsung Heavy Industries Co., Ltd.	5,069,459

	Total South Korea	23,339,890

	Spain — 2.7%
8,652	Acciona SA ‡	456,037
19,002	Almirall SA	240,328
241,869	Amadeus IT Holding SA ‡	7,719,926
193,210	Banco Bilbao Vizcaya Argentaria SA	1,618,622
88,912	Endesa SA	1,896,540
135,378	Gas Natural SDG SA ‡	2,725,791

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
43,269	Grifols SA	1,586,058
1,120,406	Iberdrola SA	5,906,991
93,913	Inditex SA	11,577,379
133,562	Indra Sistemas SA ‡	1,725,862
65,536	International Consolidated Airlines Group SA *	262,887
654,994	Mapfre SA ‡	2,130,186
554,205	Repsol VPF SA	11,677,407

	Total Spain	49,524,014

	Sweden — 2.6%
96,472	Boliden AB	1,188,489
103,170	Castellum AB	1,390,998
53,383	Holmen AB	1,427,617
163,010	Hufvudstaden AB	1,936,958
41,078	Industrivarden AB	681,646
90,235	Intrum Justitia AB	1,838,270
47,467	Investment AB Oresund *	780,632
52,449	Investor AB Class B	1,401,085
71,059	JM AB ‡	1,489,729
10,421	Lundbergforetagen AB Class B	393,714
901,413	Nordea Bank AB	10,016,516
75,132	Saab AB	1,425,955
125,844	Skandinaviska Enskilda Banken AB	1,195,149
387,889	Svenska Cellulosa AB Class B	9,672,154
65,743	Swedish Match AB	2,319,213
762,448	Telefonaktiebolaget LM Ericsson	8,579,651
237,324	TeliaSonera AB	1,537,633

	Total Sweden	47,275,409

	Switzerland — 7.6%
27,316	Actelion, Ltd.	1,642,742
167,828	Aryzta AG	9,418,873
18,283	Baloise-Holding AG	1,774,870
7,586	Bucher Industries AG	1,814,418
42,861	Cie Financiere Richemont SA	3,784,851
5,241	Flughafen Zuerich AG	2,628,393
11,351	Geberit AG	2,810,907
3,703	Georg Fischer AG	1,631,058
3,771	Givaudan SA	4,858,478
4,100	Helvetia Holding AG	1,653,173
49,401	Julius Baer Group, Ltd.	1,926,125
6,605	Lonza Group AG	496,693
372,025	Nestle SA	24,358,663
17,770	Nestle SA, Sponsored ADR	1,168,911
153,561	Novartis AG	10,890,391
30,733	Novartis AG, ADR	2,173,130
101,400	OC Oerlikon Corp. AG Class R	1,200,317
133,772	Roche Holding AG	33,225,620
23,019	Roche Holding AG, Sponsored ADR	1,424,070
11,553	Schindler Holding AG	1,606,907
3,120	SGS SA	6,690,778
2,911	Swatch Group AG (The)	1,590,643
5,044	Swiss Life Holding	818,854
78,120	Swiss Re, Ltd.	5,804,403
20,218	Syngenta AG	7,897,873

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
18,050	Zurich Insurance Group AG	4,673,942

	Total Switzerland	137,965,083

	Taiwan — 0.3%
294,026	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,386,556

	Thailand — 0.4%
533,070	Advanced Info Service PCL (Registered Shares)	4,846,872
1,218,150	Krung Thai Bank PCL	797,306
93,902	PTT PCL	1,014,257

	Total Thailand	6,658,435

	United Kingdom — 18.6%
1,609,724	Aberdeen Asset Management Plc	9,345,943
594,040	Alent Plc	2,955,217
47,556	Amec Plc	724,888
185,088	Amlin Plc	1,104,084
450,387	Antofagasta Plc	5,430,662
386,393	Ashmore Group Plc ‡	2,014,228
242,085	Ashtead Group Plc	2,370,085
205,518	AstraZeneca Plc, Sponsored ADR	9,721,001
46,123	AstraZeneca Plc	2,179,091
152,169	BAE Systems Plc	883,944
487,007	Balfour Beatty Plc	1,760,927
2,276,069	Barclays Plc	9,612,413
1,002,373	Barratt Developments Plc *	4,706,847
103,000	BBA Aviation Plc	437,573
67,668	Bellway Plc	1,303,427
47,243	Berendsen Plc	533,460
73,707	Bodycote Plc	585,787
1,184,807	BP Plc	8,180,830
74,192	BP Plc, Sponsored ADR	3,096,774
268,512	British American Tobacco Plc	13,714,220
61,172	British American Tobacco Plc, Sponsored ADR	6,297,046
735,810	BT Group Plc	3,450,682
22,563	BT Group Plc, Sponsored ADR	1,060,235
274,277	Bunzl Plc	5,324,749
69,911	Burberry Group Plc	1,432,520
501,837	Cairn Energy Plc *	1,926,436
1,511,118	Cobham Plc	6,007,105
625,064	Compass Group Plc	7,963,492
42,211	Dairy Crest Group Plc	290,785
30,115	Diageo Plc, Sponsored ADR	3,461,719
980,233	DSG International Plc *	610,893
133,640	easyJet Plc ‡	2,626,886
359,338	GlaxoSmithKline Plc, Sponsored ADR	17,956,120
496,104	GlaxoSmithKline Plc	12,400,230
344,069	Halma Plc	2,627,513
76,954	Hargreaves Lansdown Plc	1,036,440
955,097	Hays Plc	1,288,526
716,436	Henderson Group Plc, ADR	1,613,243
208,685	Home Retail Group	424,127
156,426	HSBC Holdings Plc	1,639,616
1,986,201	HSBC Holdings Plc (Ordinary Shares)	20,545,058

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
348,075	ICAP Plc	1,919,009
136,707	IG Group Holdings Plc	1,202,593
57,324	Imperial Tobacco Group Plc	1,982,308
106,095	Inchcape Plc	806,181
62,257	Inmarsat Plc	635,954
42,086	InterContinental Hotels Group Plc	1,154,080
357,352	Intermediate Capital Group Plc	2,357,140
1,059,726	ITV Plc	2,251,809
139,808	J Sainsbury Plc	753,402
123,692	Jardine Lloyd Thompson Group Plc	1,707,194
841,680	Legal & General Group Plc	2,188,052
101,145	London Stock Exchange Group Plc	2,051,047
230,753	Man Group Plc	291,186
254,584	Meggitt Plc	1,998,211
539,570	Melrose Industries Plc	2,040,186
194,976	Mitchells & Butlers Plc *	1,096,826
163,650	Mondi Plc	2,030,342
20,180	Next Plc	1,395,068
1,689,704	Old Mutual Plc	4,630,934
217,389	Pearson Plc	3,860,951
100,725	Persimmon Plc	1,804,210
97,412	Petrofac, Ltd.	1,769,983
962,482	Prudential Plc	15,692,816
925,195	QinetiQ Group Plc	2,531,451
148,419	Reckitt Benckiser Group Plc	10,462,981
169,078	Reed Elsevier Plc	1,915,612
515,808	Resolution, Ltd.	2,229,630
75,888	Restaurant Group Plc (The)	575,497
17,426	Rightmove Plc	550,802
365,023	Rolls-Royce Holdings Plc	6,278,170
50,629,026	Rolls-Royce Holdings Plc Class C * ****	76,789
224,074	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	7,149,036
280,932	Royal Dutch Shell Plc Class A (London Exchange)	8,947,883
1,172,196	RSA Insurance Group Plc	2,115,665
146,560	SABMiller Plc	7,007,617
83,788	Shire Plc	2,649,645
19,179	Shire Plc, ADR	1,824,115
87,399	Spectris Plc	2,531,860
336,713	Stagecoach Group Plc	1,610,214
348,777	Standard Chartered Plc	7,548,690
549,233	Standard Life Plc	2,879,757
3,366,319	Taylor Wimpey Plc	4,888,705
86,343	Telecity Group Plc	1,327,898
73,146	The Berkeley Group Holdings Unit Plc	2,364,143
82,804	Ultra Electronics Holdings Plc	2,151,337
106,200	United Business Media, Ltd.	1,056,643
4,251,934	Vodafone Group Plc	12,114,277
278,593	WH Smith Plc	3,033,852
607,927	William Hill Plc	4,065,288

	Total United Kingdom	336,151,861

	TOTAL COMMON STOCKS (COST $1,519,302,941)	1,681,487,368

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	INVESTMENT COMPANIES — 1.2%
	United States — 1.2%
293,043	iShares MSCI EAFE Index Fund	16,814,807
377,715	iShares MSCI Taiwan Index Fund	5,023,610

	Total United States	21,838,417

	TOTAL INVESTMENT COMPANIES (COST $23,577,867)	21,838,417

	PREFERRED STOCKS — 1.0%
	Brazil — 0.0%
75,500	Bradespar SA, 6.45%	690,387

	Germany — 1.0%
89,624	Henkel AG & Co. KGaA, 1.31%	8,416,958
21,511	Porsche Automobil Holding SE, 3.40%	1,663,124
13,514	ProSiebenSat.1 Media AG, 5.49%	580,035
31,351	Volkswagen AG, 2.20%	6,338,907

	Total Germany	16,999,024

	TOTAL PREFERRED STOCKS (COST $14,807,465)	17,689,411

	RIGHTS — 0.0%
	Bermuda — 0.0%
84,750	First Pacific Co., Ltd., Strike Price $0.00, Expires 07/03/2013 * ****	2,185

	Hong Kong — 0.0%
11,935	New Hotel, Strike Price $0.00, Expires 06/11/2013 * ****	—

	Spain — 0.0%
265,320	Repsol SA, Strike Price $0.00, Expires 07/12/2013 *	147,607

	TOTAL RIGHTS (COST $155,554)	149,792

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.1%
	Put Options — 0.1%
3,143,726,881	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $102.50, Expires 04/02/14	1,005,986
1,126,158,133	OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $0.01, Expires 01/20/14	511,309

	TOTAL OPTIONS PURCHASED (COST $683,923)	1,517,295

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.9%
	Bank Deposit — 2.1%
37,185,078	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	37,185,078

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Securities Lending Collateral — 4.8%
87,380,636	State Street Navigator Securities Lending Prime Portfolio ***	87,380,636

	TOTAL SHORT-TERM INVESTMENTS (COST $124,565,714)	124,565,714

	TOTAL INVESTMENTS — 102.4% (COST $1,683,093,464)	1,847,247,997
	Other Assets and Liabilities (net) — (2.4)%	(43,331,712)

	NET ASSETS — 100.0%	$1,803,916,285

Notes to Schedule of Investments:

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡	All or a portion of this security is out on loan.
¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $0.
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $7,255,079 which represents 0.4% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $6,138,731.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	9.4
Insurance	7.7
Banks	6.8
Telecommunications	6.6
Chemicals	4.5
Oil & Gas	4.4
Food	4.2
Auto Manufacturers	3.9
Diversified Financial Services	3.5
Retail	2.4
Agriculture	2.3
Auto Parts & Equipment	1.8
Holding Companies - Diversified	1.7
Beverages	1.6
Electric	1.6
Electronics	1.6
Media	1.6
Transportation	1.5
Real Estate	1.4
Commercial Services	1.3
Internet	1.3
Mining	1.3
Miscellaneous - Manufacturing	1.3
Aerospace & Defense	1.2
Engineering & Construction	1.2
Home Builders	1.2
Household Products & Wares	1.1
Software	1.1
Health Care - Products	1.0
Machinery - Diversified	1.0
Cosmetics & Personal Care	0.9
Forest Products & Paper	0.9
Unaffiliated Fund	0.9
Electrical Components & Equipment	0.8
Semiconductors	0.8
Apparel	0.7
Computers	0.7
Biotechnology	0.6
Building Materials	0.6
Entertainment	0.6
Lodging	0.6
Oil & Gas Services	0.6
REITS	0.6
Distribution & Wholesale	0.5
Hand & Machine Tools	0.5
Machinery - Construction & Mining	0.5
Food Service	0.4
Metal Fabricate & Hardware	0.4
Office & Business Equipment	0.4

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Shipbuilding	0.4
Equity Fund	0.3
Gas	0.2
Investment Companies	0.2
Leisure Time	0.2
Airlines	0.1
Coal	0.1
Health Care - Services	0.1
Home Furnishings	0.1
Iron & Steel	0.1
Toys, Games & Hobbies	0.1
Water	0.1
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	4.5

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	DEBT OBLIGATIONS — 99.2%
	Asset Backed Securities — 2.9%
28,492	ACE Securities Corp., Series 2005-SD3, Class A, 0.59%, due 08/25/45 †	28,335
31,657	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22 †††	31,341
332,006	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.88%, due 04/25/34 †	311,958
275,377	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.17%, due 12/15/33 †	252,660
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	219,139
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	258,035
200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, due 03/20/19 144A	196,669
220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, due 09/20/19 144A	215,155
26,593	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.87%, due 02/28/44 †	25,994
47,249	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.83%, due 05/28/44 †	46,417
144,129	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.76%, due 09/25/34 †	138,676
511,598	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.55%, due 09/25/35 †	483,941
34,867	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.59%, due 12/25/42 †	33,882
1,362,727	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,572,137
776,242	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	882,766
2,700,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	2,681,502
268,133	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.39%, due 11/25/45 † 144A	255,026
59,508	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.26%, due 05/25/37 †	48,103
93,257	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	98,386
30,208	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	32,020
203,515	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	227,937
293,550	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 10/01/22	339,050
39,577	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.42%, due 12/15/35 †	23,251
95,258	CVS Pass-Through Trust, 5.88%, due 01/10/28	106,704
222,798	CVS Pass-Through Trust, 6.04%, due 12/10/28	251,958
52,402	CVS Pass-Through Trust, 6.94%, due 01/10/30	61,817
206,422	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	233,360
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.96%, due 03/18/29 †	375,287
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.59%, due 06/19/29 †	246,423
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.70%, due 02/20/30 †	203,913
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.70%, due 02/20/32 †	334,113
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.69%, due 03/13/32 †	436,186

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Asset Backed Securities — continued
18,864	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.63%, due 07/25/30 †	18,644
214,583	GSAA Trust, Series 2006-14, Class A1, 0.24%, due 09/25/36 †	103,089
223,936	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.74%, due 03/25/34 †	223,325
155,188	GSAMP Trust, Series 2006-S4, Class A1, 0.28%, due 05/25/36 †	28,393
280,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	297,347
320,000	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, due 08/25/19 144A	307,899
432,596	Home Equity Asset Trust, Series 2003-8, Class M1, 1.27%, due 04/25/34 †	400,436
771,662	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.54%, due 10/25/32 †	756,964
145,599	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.30%, due 03/25/37 †	96,279
410,492	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.21%, due 10/25/33 †	373,073
374,663	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.39%, due 06/25/33 †	360,068
290,927	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.24%, due 06/25/33 †	288,505
114,409	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.34%, due 02/25/37 †	61,273
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.86%, due 03/22/32 †	996,141
234,011	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.09%, due 12/25/33 †	214,808
222,390	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.25%, due 12/25/33 †	204,074
1,608,555	Origen Manufactured Housing, Series 2006-A, Class A2, 2.41%, due 10/15/37 †	1,293,584
1,402,009	Origen Manufactured Housing, Series 2007-A, Class A2, 2.59%, due 04/15/37 †	1,166,397
154,774	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37 ††	86,948
3,637	SACO I, Inc., Series 2005-7, Class A, 0.75%, due 09/25/35 †	3,609
296,557	SACO I, Inc., Series 2006-5, Class 1A, 0.49%, due 04/25/36 †	200,302
114,679	SACO I, Inc., Series 2006-6, Class A, 0.45%, due 06/25/36 †	72,347
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.88%, due 05/25/35 †	556,943
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.70%, due 09/16/24 †	1,003,204
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.56%, due 12/15/25 † 144A	498,287
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.58%, due 01/25/18 †	536,331
1,448,190	SLM Student Loan Trust, Series 2008-9, Class A, 1.78%, due 04/25/23 †	1,490,532
376,327	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39 ¤ † 144A	377,465
2,055,210	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43 ¤ † 144A	1,942,156
726,824	SLM Student Loan Trust, Series 2010-1, Class A, 0.59%, due 03/25/25 †	722,240
3,105,188	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.44%, due 05/16/44 † 144A	3,215,633
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,091,677
414,682	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	475,156
70,888	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.30%, due 01/25/37 †	44,863
49,428	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.27%, due 06/25/37 †	41,609
33,003	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	32,586
617,886	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.41%, due 02/25/36 † 144A	44,314
32,870	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	37,801
85,348	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	98,151
1,500,186	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.14%, due 05/25/46 †	968,324
45,280	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.48%, due 07/25/45 †	42,075

		32,424,993

	Bank Loans — 0.7%
495,009	Bausch & Lomb, Inc., 7 Year Term Loan, 4.00%, due 05/17/19 ¤	499,533
508,954	Brickman Group Holdings, Inc., Term Loan B, 5.50%, due 10/14/16 ¤	515,316

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Bank Loans — continued
437,092	Capsugel Holdings U.S., Inc., Term Loan, 4.25%, due 08/01/18 ¤	441,463
727,343	Del Monte Foods Company, Term Loan B, 4.00%, due 03/08/18 ¤	725,901
493,278	Dunkin Brands, Inc., Term Loan B3, 4.17%, due 02/11/20 ¤	492,931
403,924	Emergency Medical Services Corp., Term Loan, 4.00%, due 05/25/18 ¤	403,780
460,600	Exopack, LLC, Term Loan, 5.00%, due 05/31/17 ¤	463,479
992,500	Fotesque Metal Group, Ltd., Term Loan, 5.25%, due 10/18/17 ¤	988,434
389,248	Frac Tech International, LLC, Term Loan B, 8.50%, due 05/06/16 ¤	376,737
471,321	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18 ¤	456,200
359,275	Harrahs Operating Company, Inc., Term Loan B, 5.44%, due 01/28/18 ¤	318,272
350,568	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.70%, due 11/23/16 ¤	350,255
70,459	Las Vegas Sands, LLC, Extended Term Loan B, 2.70%, due 11/23/16 ¤	70,396
356,996	Sunguard Data Systems, Inc., Tranch B Term Loan, 4.00%, due 02/28/16 ¤	358,246
399,727	Univision Communications, Inc., Extended Term Loan, 4.51%, due 03/31/17 ¤	401,626
470,000	Virgin Media Investment Holdings, Ltd., Term Loan B, 3.50%, due 06/07/20 ¤	466,328
350,225	Walter Energy, Inc., Term Loan B, 5.75%, due 04/02/18 ¤	345,069
369,300	Wendy’s International, Inc., Term Loan B, 3.25%, due 05/15/19 ¤	369,992

		8,043,958

	Corporate Debt — 32.5%
690,000	AbbVie, Inc., 1.75%, due 11/06/17 144A	676,706
420,000	AbbVie, Inc., 2.90%, due 11/06/22 144A	393,551
300,000	Access Midstream Partners LP/ACMP Finance Corp., 4.88%, due 05/15/23	279,750
230,000	Access Midstream Partners LP/ACMP Finance Corp., 5.88%, due 04/15/21	234,600
170,000	ACCO Brands Corp., 6.75%, due 04/30/20	171,913
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	778,600
350,000	AK Steel Corp., 7.63%, due 05/15/20 ‡	301,000
300,000	Albea Beauty Holdings SA, 8.38%, due 11/01/19 144A	295,500
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	228,750
5,000	Alere, Inc., 6.50%, due 06/15/20 144A	4,869
105,000	Alere, Inc., 7.25%, due 07/01/18 144A	111,825
280,000	Alere, Inc., 8.63%, due 10/01/18	296,800
275,000	Aleris International, Inc., 7.63%, due 02/15/18	287,719
200,000	Aleris International, Inc., 7.88%, due 11/01/20	206,000
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14 **** †††	—
425,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	452,625
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,917,625
590,000	Ally Financial, Inc., 7.50%, due 09/15/20	682,187
225,000	Ally Financial, Inc., 8.00%, due 11/01/31	271,688
50,000	Ally Financial, Inc., Senior Note, 8.00%, due 11/01/31	60,000
200,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19 ‡	163,500
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21 ‡	28,088
440,000	Altria Group, Inc., 2.85%, due 08/09/22	407,660
390,000	Altria Group, Inc., 4.75%, due 05/05/21	418,361
270,000	Altria Group, Inc., 8.50%, due 11/10/13	277,421
490,000	Altria Group, Inc., 9.25%, due 08/06/19	649,750
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	668,540
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17 ‡	171,020
276,000	American Express Co., 2.65%, due 12/02/22	255,358
580,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66 †	621,325
230,000	American General Finance Corp., (MTN), 5.40%, due 12/01/15	230,575
540,000	American Honda Finance Corp., 1.00%, due 08/11/15 144A	541,155
110,000	American International Group, Inc., 3.75%, due 11/30/13 144A	111,369
525,000	American International Group, Inc., 4.25%, due 09/15/14	544,768
900,000	American International Group, Inc., 5.85%, due 01/16/18	1,014,008
3,750,000	American International Group, Inc., 8.25%, due 08/15/18	4,660,571

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	472,075
200,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, due 05/20/22	205,500
301,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	305,515
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	328,600
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	537,509
270,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	310,785
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	727,240
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	271,283
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	647,970
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	392,525
250,000	ANZ National Int’l Ltd/London, 1.85%, due 10/15/15 144A	253,664
570,000	Apache Corp., 3.25%, due 04/15/22	562,545
150,000	APERAM, 7.38%, due 04/01/16 144A	146,250
960,000	Apple, Inc., 2.40%, due 05/03/23	892,288
265,000	ARAMARK Corp., 5.75%, due 03/15/20 144A	272,288
160,000	ArcelorMittal, 5.00%, due 02/25/17	162,800
300,000	ArcelorMittal, 6.75%, due 02/25/22 ‡	309,000
125,000	ArcelorMittal, 7.25%, due 03/01/41	118,125
255,000	ArcelorMittal, 7.50%, due 10/15/39	244,800
745,000	Arch Coal, Inc., 7.00%, due 06/15/19 ‡	623,937
15,000	Arch Coal, Inc., 7.25%, due 10/01/20 ‡	12,450
60,000	Arch Coal, Inc., 7.25%, due 06/15/21 ‡	49,200
250,000	Ardagh Packaging Finance Plc, 9.13%, due 10/15/20 144A	267,813
135,000	Ashtead Capital, Inc. Co., 6.50%, due 07/15/22 144A	141,413
305,000	Associated Materials LLC, 9.13%, due 11/01/17 ‡	321,775
300,000	AT&T, Inc., 2.63%, due 12/01/22	275,164
120,000	AT&T, Inc., 3.88%, due 08/15/21	123,982
201,000	AT&T, Inc., 4.35%, due 06/15/45	175,581
110,000	AT&T, Inc., 4.45%, due 05/15/21	118,672
140,000	AT&T, Inc., 5.55%, due 08/15/41	146,296
660,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	755,654
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	870,011
1,600,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,843,299
35,000	Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 5.88%, due 08/01/23 144A	33,425
250,000	Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 6.63%, due 10/01/20 144A	251,875
130,000	Atwood Oceanics, Inc., 6.50%, due 02/01/20	135,525
145,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 04/01/23 144A	140,650
275,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	300,438
2,325,000	BAC Capital Trust XI, 6.63%, due 05/23/36	2,592,375
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	516,862
610,000	Ball Corp., 5.75%, due 05/15/21	645,075
135,000	Ball Corp., 7.38%, due 09/01/19	146,475
350,000	Bank of America Corp., 3.30%, due 01/11/23	331,468
140,000	Bank of America Corp., 3.88%, due 03/22/17	146,754
400,000	Bank of America Corp., 4.50%, due 04/01/15	419,747
910,000	Bank of America Corp., 5.00%, due 05/13/21	971,881
4,080,000	Bank of America Corp., 7.63%, due 06/01/19	4,909,231
70,000	Bank of America Corp., 8.00%, due 12/31/49 †	78,322
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	556,082
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	456,111
180,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	188,214
100,000	Bank One Capital III, 8.75%, due 09/01/30	134,005
200,000	Barclays Bank Plc, 7.70%, due 12/31/49 ¤ † 144A	208,326
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	509,466
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	130,312
310,000	Barrick Gold Corp., 3.85%, due 04/01/22	261,307

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**		Description	Value ($)
		Corporate Debt — continued
550,000		Barrick Gold Corp., 4.10%, due 05/01/23 144A	460,393
480,000		Barrick Gold Corp., 6.95%, due 04/01/19	509,766
120,000		Barrick North America Finance LLC, 4.40%, due 05/30/21	107,462
330,000		Basic Energy Services, Inc., 7.75%, due 10/15/22	327,525
530,000		BBVA US Senior SAU, 3.25%, due 05/16/14	534,871
820,000		BBVA US Senior SAU, 4.66%, due 10/09/15	845,153
315,000		Beazer Homes USA, Inc., 8.13%, due 06/15/16	345,713
40,000		Berkshire Hathaway, Inc., 3.20%, due 02/11/15	41,622
370,000		Berry Petroleum Co., 6.38%, due 09/15/22	370,462
30,000		BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	29,387
900,000		BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,078,812
390,000		BNP Paribas SA, 2.38%, due 09/14/17	386,483
210,000		Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	198,975
260,000		Boeing Capital Corp., 4.70%, due 10/27/19	294,072
160,000		Boeing Co. (The), 4.88%, due 02/15/20	182,899
95,000		Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	100,700
90,000		Bombardier, Inc., 7.50%, due 03/15/18 144A	100,350
315,000		Bombardier, Inc., 7.75%, due 03/15/20 144A	351,225
1,950,000		Boston Properties, LP REIT, 4.13%, due 05/15/21	2,008,972
250,000		Boston Properties, LP REIT, 5.63%, due 11/15/20	284,167
250,000		Boston Properties, LP REIT, 5.88%, due 10/15/19	288,738
1,625,000		Boston Scientific Corp., 6.00%, due 01/15/20	1,841,819
425,000		Boston Scientific Corp., 6.40%, due 06/15/16	478,314
30,000		Boyd Gaming Corp., 9.00%, due 07/01/20 ‡	30,563
270,000		BP Capital Markets Plc, 3.13%, due 10/01/15	282,349
240,000		BP Capital Markets Plc, 3.25%, due 05/06/22	233,355
50,000		BP Capital Markets Plc, 3.56%, due 11/01/21	50,241
390,000		BP Capital Markets Plc, 5.25%, due 11/07/13	396,522
160,000		BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	168,120
1,100,000		Burlington Northern Santa Fe LLC, 3.05%, due 09/01/22	1,063,704
90,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20 144A	86,175
85,000		Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	58,225
120,000		Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, due 02/15/20 144A	114,900
950,000		Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, due 02/15/20 144A	912,000
216,000		Calpine Corp., 7.88%, due 07/31/20 144A	235,440
350,000		Calpine Corp., 7.88%, due 01/15/23 144A	378,000
200,000	GBP	Canada Square Operations, Ltd., 7.50%, due 12/31/49 †	303,340
1,650,000		Capital One Financial Corp., 3.50%, due 06/15/23 144A	1,556,384
1,100,000		Capital One Financial Corp., 4.75%, due 07/15/21	1,162,133
310,000		Case New Holland, Inc., 7.88%, due 12/01/17	352,625
330,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 01/15/24	319,275
140,000		CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, due 01/31/22	146,650
640,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	681,600
730,000		Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	949,188
470,000		Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22 ‡‡‡	469,153
630,000		CGG, 6.50%, due 06/01/21	639,450
465,000		CHC Helicopter SA, 9.25%, due 10/15/20	478,950
220,000		Chesapeake Energy Corp., 5.38%, due 06/15/21 ‡	219,450
40,000		Chesapeake Energy Corp., 5.75%, due 03/15/23	40,600
160,000		Chesapeake Energy Corp., 6.13%, due 02/15/21 ‡	168,800
95,000		Chesapeake Energy Corp., 6.50%, due 08/15/17 ‡	102,363
435,000		Chesapeake Energy Corp., 6.63%, due 08/15/20 ‡	469,800
55,000		Chesapeake Energy Corp., 6.88%, due 11/15/20 ‡	59,950
140,000		Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18 ‡	156,800
50,000		Chevron Corp., 2.43%, due 06/24/20	49,794
180,000		Chevron Corp., 3.19%, due 06/24/23	179,507
425,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, due 06/15/21 ‡	471,219

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
285,000	CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	289,988
120,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	122,400
525,000	Cigna Corp., 4.00%, due 02/15/22	539,932
975,000	Cigna Corp., 5.38%, due 02/15/42	1,043,356
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,256,240
375,000	Cigna Corp., 8.50%, due 05/01/19	476,500
190,000	CIT Group, Inc., 4.25%, due 08/15/17	191,663
4,300,000	Citigroup, Inc., 1.06%, due 04/01/16 †	4,313,442
500,000	Citigroup, Inc., 3.50%, due 05/15/23	449,980
560,000	Citigroup, Inc., 3.95%, due 06/15/16	590,691
1,040,000	Citigroup, Inc., 4.05%, due 07/30/22	1,001,421
220,000	Citigroup, Inc., 5.35%, due 12/31/49 †	207,174
20,000	Citigroup, Inc., 5.38%, due 08/09/20	22,149
130,000	Citigroup, Inc., 5.90%, due 12/31/49 †	129,243
250,000	Citigroup, Inc., 5.95%, due 12/31/49 †	249,088
830,000	Citigroup, Inc., 6.00%, due 12/13/13	849,376
1,110,000	Citigroup, Inc., 6.01%, due 01/15/15	1,185,835
3,445,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	3,919,225
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	544,006
340,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	413,635
140,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16	148,400
255,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	197,625
130,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	96,850
145,000	Clear Channel Communications, Inc., 9.00%, due 03/01/21	138,475
21,000	Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	21,735
289,000	Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	300,560
520,000	Cliffs Natural Resources, Inc., 3.95%, due 01/15/18 ‡	497,320
210,000	Cliffs Natural Resources, Inc., 4.80%, due 10/01/20 ‡	189,575
70,000	Cliffs Natural Resources, Inc., 4.88%, due 04/01/21 ‡	63,541
195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	206,213
65,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	69,550
320,000	Comcast Corp., 5.65%, due 06/15/35	356,092
350,000	Comcast Corp., 5.70%, due 05/15/18	408,386
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,074,474
100,000	Comcast Corp., 6.30%, due 11/15/17	118,270
500,000	Comcast Corp., 6.45%, due 03/15/37	599,809
640,000	Comcast Corp., 6.50%, due 01/15/15	695,511
130,000	Comcast Corp., 6.50%, due 01/15/17	151,127
225,000	Commercial Vehicle Group, Inc., 7.88%, due 04/15/19	226,406
640,000	Commonwealth Bank of Australia, 1.25%, due 09/18/15	644,126
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	322,099
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	145,671
365,000	CommScope, Inc., 8.25%, due 01/15/19 144A	391,462
105,000	Concho Resources, Inc., 5.50%, due 10/01/22	104,475
60,000	Concho Resources, Inc., 5.50%, due 04/01/23	59,400
553,000	Concho Resources, Inc., 6.50%, due 01/15/22	587,562
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	625,728
90,000	Consol Energy, Inc., 6.38%, due 03/01/21	90,000
220,000	CONSOL Energy, Inc., 8.25%, due 04/01/20	231,550
150,415	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.71%, due 10/02/22	163,952
390,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	402,675
120,000	Continental Resources, Inc., 4.50%, due 04/15/23 144A	116,850
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	51,125
30,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, due 02/08/22	30,265

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	229,153
300,000	COX Communications, Inc., 2.95%, due 06/30/23 144A	273,463
77,000	COX Communications, Inc., 5.45%, due 12/15/14	82,189
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,445,509
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,157,035
760,000	Credit Agricole SA, 8.38%, due 12/31/49 † ‡ 144A	808,450
150,000	CSC Holdings LLC, 6.75%, due 11/15/21	162,375
550,000	CSX Corp., 7.38%, due 02/01/19	679,164
1,160,000	CVS Caremark Corp., 2.75%, due 12/01/22	1,085,999
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	250,678
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	564,918
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	714,708
430,000	DaVita, Inc., 5.75%, due 08/15/22	431,075
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	244,400
110,000	Denbury Resources, Inc., 4.63%, due 07/15/23	101,613
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	269,025
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	103,075
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	344,837
650,000	Devon Energy Corp., 7.95%, due 04/15/32	853,064
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	825,741
200,000	Diageo Investment Corp., 2.88%, due 05/11/22	193,466
190,000	DISH DBS Corp., 6.75%, due 06/01/21	202,825
115,000	DISH DBS Corp., 7.88%, due 09/01/19	129,375
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	568,891
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,426,782
1,185,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,513,730
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	844,099
200,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	208,360
100,000	Eagle Spinco, Inc., 4.63%, due 02/15/21 144A	96,375
10,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,450
690,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	750,375
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	119,625
150,000	Ecolab, Inc., 4.35%, due 12/08/21	158,638
78,000	El Paso Corp., 7.75%, due 01/15/32	83,259
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	524,236
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	252,381
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	671,657
625,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	627,722
1,433,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,576,300
475,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	521,312
650,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	626,777
10,000	Enterprise Products Operating LLC, 4.85%, due 03/15/44	9,521
620,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	693,903
60,000	Enterprise Products Operating LLC, 5.95%, due 02/01/41	65,598
190,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	212,019
330,000	EP Energy LLC/EP Energy Finance, Inc., 9.38%, due 05/01/20	374,550
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,243,264
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49 ****	—
2,800,000	Export-Import Bank of Korea, 1.42%, due 09/21/13 ¤ † 144A	2,800,206
1,450,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	1,524,515
1,200,000	Express Scripts Holding Co., 3.50%, due 11/15/16	1,274,858
175,000	Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	176,313
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67 †	250,000
50,000	First Data Corp., 6.75%, due 11/01/20 144A	51,125
1,030,000	First Data Corp., 7.38%, due 06/15/19 144A	1,063,475
300,000	First Data Corp., 10.63%, due 06/15/21 144A	297,750

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	146,190
670,000	FirstEnergy Corp., 4.25%, due 03/15/23	623,718
995,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,052,007
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 ‡ 144A	70,000
400,000	FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15 ‡ 144A	406,000
170,000	FMG Resources August 2006 Pty, Ltd., 8.25%, due 11/01/19 ‡ 144A	175,950
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	280,983
580,000	Ford Motor Co., 4.75%, due 01/15/43	513,063
750,000	Ford Motor Co., 6.63%, due 10/01/28	821,440
110,000	Ford Motor Co., 7.13%, due 11/15/25	125,595
350,000	Ford Motor Credit Co., 8.00%, due 12/15/16	410,773
900,000	Ford Motor Credit Co. LLC, 1.37%, due 08/28/14 †	900,985
350,000	Ford Motor Credit Co. LLC, 4.25%, due 09/20/22	344,652
1,500,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,615,381
2,600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,822,108
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	700,827
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	522,138
120,000	Freeport-McMoRan Copper & Gold, Inc., 2.38%, due 03/15/18 144A	114,255
330,000	Freeport-McMoRan Copper & Gold, Inc., 3.10%, due 03/15/20 144A	305,477
560,000	Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	509,607
100,000	Freescale Semiconductor, Inc., 5.00%, due 05/15/21 ‡ 144A	95,250
445,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	481,712
70,000	Fresenius Medical Care US Finance, Inc., 5.75%, due 02/15/21 144A	73,850
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	142,675
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	89,100
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,187,500
2,600,000	General Electric Capital Corp., 0.57%, due 06/20/14 †	2,601,755
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	212,559
2,205,000	General Electric Capital Corp., 4.38%, due 09/16/20	2,337,869
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,246,676
1,275,000	General Electric Capital Corp., 5.50%, due 01/08/20	1,439,536
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	342,386
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	441,728
860,000	General Electric Capital Corp., 6.38%, due 11/15/67 †	896,550
150,000	General Electric Capital Corp., 6.88%, due 01/10/39	185,475
270,000	General Electric Co., 0.85%, due 10/09/15	269,896
110,000	General Motors Financial Co., Inc., 2.75%, due 05/15/16 144A	108,419
80,000	General Motors Financial Co., Inc., 3.25%, due 05/15/18 144A	78,000
100,000	General Motors Financial Co., Inc., 4.25%, due 05/15/23 144A	93,375
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	182,750
390,000	GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	375,072
490,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	568,887
145,000	Glen Meadow Pass-Through Trust, 6.51%, due 02/12/67 † 144A	137,750
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ††† 144A	—
30,000	Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 06/01/43 †	23,925
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,042
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	150,033
1,380,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,545,550
100,000	Goldman Sachs Group (The), Inc., 6.00%, due 05/01/14	104,182
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	451,205
1,660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,883,980
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	570,704
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	131,613
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,949,063
50,000	Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21 ‡	51,125
160,000	Goodyear Tire & Rubber Co. (The), 7.00%, due 05/15/22 ‡	164,800
230,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20 ‡	253,000

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
230,000	Hapag-Lloyd AG, 9.75%, due 10/15/17 ‡ 144A	238,050
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	186,225
260,000	Hawk Acquisition Sub, Inc., 4.25%, due 10/15/20 144A	249,275
20,000	HCA, Inc., 5.75%, due 03/15/14	20,450
250,000	HCA, Inc., 5.88%, due 05/01/23	251,250
1,475,000	HCA, Inc., 6.38%, due 01/15/15	1,548,750
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,960,200
1,850,000	HCA, Inc., 6.75%, due 07/15/13	1,851,850
230,000	HCA, Inc., 7.25%, due 09/15/20	247,538
525,000	HCA, Inc., 7.50%, due 02/15/22	582,750
200,000	HCA, Inc., 8.00%, due 10/01/18	230,250
600,000	Health Net, Inc., 6.38%, due 06/01/17	626,250
190,000	Heineken NV, 1.40%, due 10/01/17 144A	184,793
124,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	127,503
120,000	Hertz Corp. (The), 5.88%, due 10/15/20	124,200
280,000	Hertz Corp. (The), 6.75%, due 04/15/19	297,500
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	204,725
40,000	Hess Corp., 7.88%, due 10/01/29	50,103
570,000	Hess Corp., 8.13%, due 02/15/19	715,320
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,298,612
440,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18 ‡	451,000
325,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, due 04/15/21 144A	346,125
220,000	Hornbeck Offshore Services, Inc., 5.00%, due 03/01/21 144A	204,600
190,000	Hornbeck Offshore Services, Inc., 5.88%, due 04/01/20	191,900
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35 †	303,150
1,240,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,372,930
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	385,152
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	639,415
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,314,119
365,000	Hughes Satellite Systems Corp., 7.63%, due 06/15/21	389,637
150,000	Humana, Inc., 3.15%, due 12/01/22	139,483
395,000	Huntsman International LLC, 8.63%, due 03/15/20	431,537
100,000	Huntsman International LLC, 8.63%, due 03/15/21 ‡	110,250
150,000	Hyundai Capital America, 2.13%, due 10/02/17 144A	145,163
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	77,531
365,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 8.00%, due 01/15/18	384,162
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	413,304
1,700,000	Industrial Bank of Korea, 2.38%, due 07/17/17 144A	1,655,100
90,000	ING US, Inc., 2.90%, due 02/15/18 144A	90,550
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23 144A	245,700
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	369,250
80,000	Intelsat Jackson Holdings SA, 7.50%, due 04/01/21	84,400
355,000	Intelsat Luxembourg SA, 7.75%, due 06/01/21 144A	359,881
240,000	Intelsat Luxembourg SA, 8.13%, due 06/01/23 144A ‡	248,700
285,000	Interface, Inc., 7.63%, due 12/01/18	303,525
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	229,900
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	245,963
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	250,688
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	368,719
425,000	Isle of Capri Casinos, Inc., 8.88%, due 06/15/20	445,187
310,000	Jarden Corp., 7.50%, due 01/15/20	333,250
285,000	JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	299,963
100,000	John Deere Capital Corp., 1.70%, due 01/15/20	94,721
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	220,025
3,400,000	JPMorgan Chase & Co., 0.89%, due 02/26/16 †	3,395,196
990,000	JPMorgan Chase & Co., 1.10%, due 10/15/15	984,511
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	285,380

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**		Description	Value ($)
		Corporate Debt — continued
1,570,000		JPMorgan Chase & Co., 3.38%, due 05/01/23	1,464,926
2,100,000		JPMorgan Chase & Co., 4.25%, due 10/15/20	2,186,232
90,000		JPMorgan Chase & Co., 4.35%, due 08/15/21	93,917
860,000		JPMorgan Chase & Co., 4.40%, due 07/22/20	900,687
200,000		JPMorgan Chase & Co., 4.50%, due 01/24/22	209,796
250,000		JPMorgan Chase & Co., 4.95%, due 03/25/20	273,380
1,030,000		JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,113,428
1,250,000		JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,411,275
300,000		JPMorgan Chase Bank NA, 0.60%, due 06/13/16 †	294,933
235,000		K Hovnanian Enterprises, Inc., 7.25%, due 10/15/20 144A	254,388
115,000		K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	117,013
55,000		Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	62,563
100,000		Kaupthing Bank HF, 7.13%, due 05/19/16 ††† 144A	—
310,000		KB Home, 7.50%, due 09/15/22 ‡	334,025
640,000		Kerr-McGee Corp., 7.88%, due 09/15/31	801,199
430,000		Key Energy Services, Inc., 6.75%, due 03/01/21	414,950
60,000		Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	61,141
770,000		Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	867,928
440,000		Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	464,156
2,300,000		Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,475,021
285,000		Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, due 11/01/18	307,800
600,000		Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	695,609
440,000		Kraft Foods Group, Inc., 3.50%, due 06/06/22	436,551
539,000		Kraft Foods Group, Inc., 5.38%, due 02/10/20	608,834
691,000		Kraft Foods, Inc., 5.38%, due 02/10/20	776,153
400,000		Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	466,164
775,000		Lafarge SA, 6.20%, due 07/09/15 144A	829,250
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,561,500
225,000		Lamar Media Corp., 5.88%, due 02/01/22	232,313
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	625,200
600,000		LBG Capital No.1 Plc, 8.00%, due 12/31/49 † 144A	613,456
1,325,000		Legg Mason, Inc., 5.50%, due 05/21/19	1,367,075
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49 †††	212
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 †††	122
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 †††	401
375,000		Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	441,562
180,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19 144A	172,350
410,000		Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	432,550
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A ‡	320,296
10,000		Lorillard Tobacco Co., 8.13%, due 06/23/19	12,269
980,000		M&T Bank Corp., 6.88%, due 12/31/49 144A	1,020,497
2,765,000		Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	3,273,981
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	710,032
80,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 4.50%, due 07/15/23	73,600
150,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 5.50%, due 02/15/23	148,500
78,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	80,730
237,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	245,295
230,000		Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, due 05/15/19 144A	235,750
70,000		Medtronic, Inc., 3.13%, due 03/15/22	68,542
240,000		Medtronic, Inc., 4.45%, due 03/15/20	261,683
700,000	EUR	Merrill Lynch & Co., Inc., 0.50%, due 05/30/14 †	908,090
7,720,000		Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	8,894,366

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	905,428
250,000	MetLife, Inc., 4.75%, due 02/08/21	272,891
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	432,075
160,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	166,600
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	144,450
459,000	MGM Resorts International, 6.75%, due 10/01/20	476,212
325,000	MGM Resorts International, 8.63%, due 02/01/19	368,875
80,000	MGM Resorts International, 11.38%, due 03/01/18	100,400
110,000	Michaels Stores, Inc., 7.75%, due 11/01/18	118,250
80,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	95,310
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49 † 144A	233,100
265,000	Mohegan Tribal Gaming Authority, 10.50%, due 12/15/16 ‡ 144A	259,700
40,000	Mohegan Tribal Gaming Authority, 11.50%, due 11/01/17 144A	44,400
50,000	Molson Coors Brewing Co., 3.50%, due 05/01/22	49,165
175,000	Momentive Performance Materials, Inc., 8.88%, due 10/15/20	183,750
115,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20 ‡	120,175
75,000	Moog, Inc., 7.25%, due 06/15/18	77,906
70,000	Morgan Stanley, 4.75%, due 03/22/17	74,309
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,815,125
130,000	Morgan Stanley, (MTN), Series F, 0.73%, due 10/18/16 †	125,951
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,134,624
120,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	131,400
260,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	267,800
600,000	Murray Street Investment Trust I, 4.65%, due 03/09/17 ††	635,781
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	58,802
80,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	77,200
429,000	Navistar International Corp., 8.25%, due 11/01/21 ‡	423,637
360,000	NBCUniversal Enterprise, Inc., 1.97%, due 04/15/19 144A	350,848
375,000	NCR Corp., 5.00%, due 07/15/22	363,750
50,000	News America, Inc., 4.50%, due 02/15/21	53,651
525,000	News America, Inc., 5.65%, due 08/15/20	600,045
475,000	News America, Inc., 6.20%, due 12/15/34	520,866
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	34,633
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	806,792
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	342,291
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,163,606
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	132,500
225,000	Novelis, Inc., 8.38%, due 12/15/17	239,625
175,000	Novelis, Inc., 8.75%, due 12/15/20	188,563
125,000	NRG Energy, Inc., 7.63%, due 05/15/19	131,250
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	362,638
470,000	Occidental Petroleum Corp., 2.70%, due 02/15/23	434,657
370,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	359,122
265,000	OGX Austria GmbH, Series 1, 8.50%, due 06/01/18 ‡ 144A	86,125
580,000	Oracle Corp., 1.20%, due 10/15/17	563,893
340,000	Owens-Illinois, Inc., 7.80%, due 05/15/18	391,000
920,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,075,991
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	12,910
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,569
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	208,075
175,000	Peabody Energy Corp., 6.00%, due 11/15/18	176,094
170,000	Peabody Energy Corp., 6.25%, due 11/15/21 ‡	164,900
220,000	Peabody Energy Corp., 6.50%, due 09/15/20 ‡	221,650
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	639,330
580,000	PepsiCo, Inc., 0.70%, due 08/13/15	580,155
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	219,269
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A	245,776

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
510,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	520,407
695,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	644,503
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	413,530
4,570,000	Petrobras International Finance Co., 5.38%, due 01/27/21	4,614,302
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	204,894
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	175,711
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23 144A	917,600
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	460,100
205,000	PHI, Inc., 8.63%, due 10/15/18	218,325
240,000	Philip Morris International, Inc., 2.50%, due 08/22/22	222,022
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	466,969
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	234,218
460,000	Pinnacle Entertainment, Inc., 7.75%, due 04/01/22 ‡	483,000
465,000	Plains Exploration & Production Co., 6.13%, due 06/15/19	493,576
50,000	Plains Exploration & Production Co., 6.50%, due 11/15/20	53,070
200,000	Polypore International, Inc., 7.50%, due 11/15/17 ‡	209,500
410,000	Post Holdings, Inc., 7.38%, due 02/15/22	440,750
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	99,744
265,000	Precision Drilling Corp., 6.50%, due 12/15/21	269,638
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	61,200
60,000	QEP Resources, Inc., 5.25%, due 05/01/23	58,800
70,000	QEP Resources, Inc., 6.88%, due 03/01/21	75,775
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	218,284
100,000	Qwest Corp., 6.88%, due 09/15/33	97,250
45,000	Qwest Corp., 7.50%, due 10/01/14	48,451
215,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	277,453
500,000	Range Resources Corp., 6.75%, due 08/01/20	538,750
487,000	Range Resources Corp., 8.00%, due 05/15/19	521,090
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14 **** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	221,734
1,428,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22 144A	1,318,914
316,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	393,802
20,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 4.50%, due 11/01/23 144A	18,150
385,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 5.50%, due 04/15/23	381,150
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	345,450
225,000	Rexel SA, 6.13%, due 12/15/19 144A	230,625
190,000	Reynolds American, Inc., 3.25%, due 11/01/22	176,973
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	875,652
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	435,112
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.50%, due 05/15/18	320,850
325,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	337,188
220,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19	236,500
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,196,584
380,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	454,270
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	166,593
90,000	Rock-Tenn Co., 4.00%, due 03/01/23	86,890
310,000	Rockwood Specialties Group, Inc., 4.63%, due 10/15/20	312,713
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,172
330,000	Royal Bank of Scotland Group Plc, 2.55%, due 09/18/15	335,710
70,000	Royal Bank of Scotland Group Plc, 4.70%, due 07/03/18	68,004
250,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	255,690
460,000	Royal Bank of Scotland Group Plc, 6.10%, due 06/10/23 ‡	437,203

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
2,150,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	2,053,063
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49 † 144A	189,000
70,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49 †	64,750
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	820,875
250,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	271,558
325,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	361,377
350,000	Samson Investment Co., 10.00%, due 02/15/20 144A	370,562
300,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	302,921
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	407,935
385,000	SBA Communications Corp., 5.63%, due 10/01/19 144A	382,594
395,000	Schaeffler Finance BV, 4.75%, due 05/15/21 144A	377,225
75,000	Sealed Air Corp., 5.25%, due 04/01/23 144A	73,125
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	224,000
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	120,725
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,450
110,000	SESI LLC, 7.13%, due 12/15/21	119,350
335,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19	359,288
580,000	Shell International Finance BV, 4.38%, due 03/25/20	645,677
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17 144A	262,048
1,270,000	SLM Corp., 3.88%, due 09/10/15	1,285,942
10,000	SLM Corp., 5.00%, due 04/15/15	10,350
2,675,000	SLM Corp., 6.00%, due 01/25/17	2,808,750
475,000	SLM Corp., 6.25%, due 01/25/16	505,281
55,000	SLM Corp., 7.25%, due 01/25/22	58,025
830,000	SLM Corp., 8.00%, due 03/25/20	901,587
275,000	Smithfield Foods, Inc., 6.63%, due 08/15/22	296,313
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	308,480
880,000	Southern Copper Corp., 5.25%, due 11/08/42	726,510
255,000	Springleaf Finance Corp., 6.90%, due 12/15/17	251,494
660,000	Sprint Capital Corp., 8.75%, due 03/15/32	729,300
345,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	360,525
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	396,562
200,000	Sprint Nextel Corp., 6.00%, due 11/15/22	197,000
740,000	Sprint Nextel Corp., 7.00%, due 08/15/20	784,400
75,000	Sprint Nextel Corp., 8.38%, due 08/15/17	84,563
100,000	Sprint Nextel Corp., 9.13%, due 03/01/17	115,500
225,000	SPX Corp., 6.88%, due 09/01/17	244,125
395,000	Standard Pacific Corp., 8.38%, due 05/15/18	452,275
850,000	State Street Corp., 4.96%, due 03/15/18	937,471
190,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 ‡	203,300
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	98,175
75,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, due 08/01/21	78,375
50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, due 10/01/18	52,750
100,000	SunGard Data Systems, Inc., 6.63%, due 11/01/19 144A	101,000
330,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	351,450
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49 †	86,130
100,000	Swift Energy Co., 7.88%, due 03/01/22	100,000
325,000	Swift Energy Co., 8.88%, due 01/15/20	338,406
175,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.25%, due 05/01/23 144A	168,438
1,381,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 02/01/21	1,474,217
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	101,650

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
240,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	228,600
100,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	108,250
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	465,637
35,000	Teekay Corp., 8.50%, due 01/15/20	38,238
666,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	690,141
1,250,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	1,380,372
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	1,061,991
370,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	380,212
10,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	10,334
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	32,462
50,000	Telefonica Emisiones SAU, 6.22%, due 07/03/17	54,650
360,000	Temasek Financial I, Ltd., 2.38%, due 01/23/23 144A	320,693
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21 144A	84,150
355,000	Terex Corp., 6.00%, due 05/15/21	355,888
120,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	120,226
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	611,147
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	97,825
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	319,338
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	216,142
100,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	98,212
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	10,453
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	816,042
290,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	266,516
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	174,410
1,480,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,784,005
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,642,098
260,000	Time Warner, Inc., 4.70%, due 01/15/21	278,664
200,000	Time Warner, Inc., 4.75%, due 03/29/21	215,499
50,000	Time Warner, Inc., 6.25%, due 03/29/41	55,360
200,000	Time Warner, Inc., 7.63%, due 04/15/31	252,780
2,700,000	Time Warner, Inc., 7.70%, due 05/01/32	3,442,238
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,225,125
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18 ‡‡‡	3,656,000
54,000	Tomkins LLC/Tomkins, Inc., 9.00%, due 10/01/18	59,130
670,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	651,262
100,000	TransDigm, Inc., 7.50%, due 07/15/21 144A	102,500
325,000	TransDigm, Inc., 7.75%, due 12/15/18	343,688
130,000	Transocean, Inc., 5.05%, due 12/15/16	141,478
160,000	Transocean, Inc., 6.38%, due 12/15/21	180,132
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,200,190
150,000	Triumph Group, Inc., 4.88%, due 04/01/21 144A	149,625
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	260,400
490,000	Turlock Corp., 1.50%, due 11/02/17 144A	476,146
1,430,000	Turlock Corp., 2.75%, due 11/02/22 144A	1,340,506
250,000	Turlock Corp., 4.15%, due 11/02/42 144A	225,207
130,000	tw telecom holdings, Inc., 5.38%, due 10/01/22	129,675
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	373,613
244,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	282,272
3,087,000	Union Pacific Corp., 4.16%, due 07/15/22	3,290,412
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	304,573
45,000	United Rentals North America, Inc., 7.38%, due 05/15/20	48,263
45,000	United Rentals North America, Inc., 7.63%, due 04/15/22	48,938
500,000	United Rentals North America, Inc., 8.38%, due 09/15/20 ‡	543,750
150,000	United States Steel Corp., 7.38%, due 04/01/20	148,875

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
50,000	United States Steel Corp., 7.50%, due 03/15/22 ‡	49,375
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18 ‡	100,225
270,000	United Technologies Corp., 4.50%, due 06/01/42	267,315
40,000	UnitedHealth Group, Inc., 1.63%, due 03/15/19	38,716
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	89,879
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	611,337
170,000	Univision Communications, Inc., 5.13%, due 05/15/23 ‡ 144A	161,500
499,640	US Airways 2012-1 Class B Pass Through Trust, 8.00%, due 04/01/21	542,109
245,000	USG Corp., 6.30%, due 11/15/16	251,125
105,000	USG Corp., 8.38%, due 10/15/18 144A	114,188
1,532,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,462,807
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	396,820
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 ‡ 144A	323,800
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 ‡ 144A	226,050
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	36,342
220,000	Verizon Communications, Inc., 3.50%, due 11/01/21	221,366
110,000	Verizon Communications, Inc., 3.85%, due 11/01/42	91,643
120,000	Verizon Communications, Inc., 6.00%, due 04/01/41	135,116
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	59,392
130,000	Verizon Communications, Inc., 8.75%, due 11/01/18	169,623
190,000	Vesey Street Investment Trust I, 4.40%, due 09/01/16 ††	202,480
225,000	ViaSat, Inc., 6.88%, due 06/15/20	238,500
125,000	VPII Escrow Corp., 7.50%, due 07/15/21	129,531
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	244,688
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,575,000
250,000	Wachovia Bank NA, 6.00%, due 11/15/17	285,556
970,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49 †	953,025
570,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	641,147
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	668,676
460,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	534,129
190,000	Waste Management, Inc., 7.38%, due 05/15/29	236,096
130,000	WellPoint, Inc., 1.25%, due 09/10/15	130,287
30,000	WellPoint, Inc., 3.70%, due 08/15/21	30,300
730,000	WellPoint, Inc., 5.88%, due 06/15/17	830,134
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,103,496
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	185,514
360,000	Wells Fargo & Co., 3.45%, due 02/13/23	344,507
420,000	Wells Fargo & Co., 3.68%, due 06/15/16 ††	449,051
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,235
340,000	Wells Fargo Capital X, 5.95%, due 12/01/86	338,300
270,000	Williams Cos. (The), Inc., Series A, 7.50%, due 01/15/31	308,388
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	149,921
80,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	101,738
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	337,314
130,000	Windstream Corp., 7.75%, due 10/15/20	135,200
120,000	WPP Finance UK, 8.00%, due 09/15/14	129,543
30,000	WPX Energy, Inc., 6.00%, due 01/15/22	30,450
510,000	Wyeth LLC, 5.95%, due 04/01/37	600,418
110,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 05/01/20	121,275
265,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	295,581
1,525,000	Xerox Corp., 4.50%, due 05/15/21	1,575,627
300,000	Xerox Corp., 5.63%, due 12/15/19	331,637
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,868,242
520,000	Xstrata Finance Canada, Ltd., 2.05%, due 10/23/15 144A	520,457
470,000	Xstrata Finance Canada, Ltd., 2.70%, due 10/25/17 144A	456,259
100,000	Xstrata Finance Canada, Ltd., 5.80%, due 11/15/16 144A	109,169

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Corporate Debt — continued
90,000	Zoetis, Inc., 3.25%, due 02/01/23 144A	85,684

		362,086,730

	Mortgage Backed Securities - Private Issuers — 2.0%
200,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	216,083
550,000	Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.39%, due 02/10/51 †	633,402
156,748	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.40%, due 06/20/35 †	96,884
136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45 †	146,398
230,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.90%, due 06/11/40 †	256,442
150,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM, 5.92%, due 06/11/50 †	167,784
80,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.53%, due 01/15/46 †	85,742
388,267	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, due 02/25/36 † 144A	391,184
285,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.53%, due 04/15/47 †	314,395
80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 11/15/45	74,781
100,000	Commercial Mortgage Pass Through Certificates, Series 2013, Class A2, 3.09%, due 04/12/35 † 144A	93,262
349,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM, 5.62%, due 01/15/49 †	371,844
68,374	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.45%, due 12/25/35 †	59,065
66,138	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.59%, due 09/25/35 † 144A	57,813
254,347	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.68%, due 01/25/34 †	248,685
431,452	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.01%, due 09/19/44 †	394,064
100,000	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, due 12/05/31 144A	97,679
232,371	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.94%, due 04/25/36 †	225,003
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.06%, due 05/25/34 †	260,290
110,586	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.55%, due 09/20/44 †	107,960
169,515	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.78%, due 07/20/43 † ‡‡‡	165,997
274,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 6.06%, due 07/10/38 †	300,124
247,198	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.54%, due 03/25/35 † 144A	211,374
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	156,628
93,667	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.80%, due 06/25/34 †	92,615
71,849	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.53%, due 06/20/35 †	66,169
989,732	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.41%, due 07/19/47 †	813,394
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	663,348
185,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM, 5.44%, due 05/15/45	202,461
30,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, 6.08%, due 02/12/51 †	33,829

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.43%, due 09/15/45 †	619,537
89,463	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35 †	37,959
116,584	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.97%, due 01/25/36 †	110,486
73,314	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.46%, due 04/25/35 †	70,049
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, due 12/12/49 †	334,547
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	461,332
179,972	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.64%, due 01/25/37 †	178,436
162,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.21%, due 02/15/46	151,786
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	140,437
290,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, due 05/15/46	273,674
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 6.09%, due 06/11/49 †	327,558
189,168	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.75%, due 07/25/34 †	185,433
323,699	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.60%, due 09/25/34 †	322,487
422,293	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	443,800
371,171	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.38%, due 09/25/46 †	296,254
264,368	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	264,257
112,118	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	113,235
1,212,597	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,220,808
992,434	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, due 05/25/35 144A	1,022,797
391,941	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.75%, due 05/25/35 †	392,493
189,275	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.34%, due 12/26/35 † 144A	192,483
99,700	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.54%, due 10/25/18 †	96,848
144,348	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.49%, due 10/25/27 †	141,892
210,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.32%, due 12/10/45 144A	198,910
280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.34%, due 12/15/43	312,133
190,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM, 5.38%, due 12/15/43	200,869
40,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	44,995
199,652	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.47%, due 02/25/33 †	195,682
548,152	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.50%, due 10/25/33 †	553,028
709,872	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.46%, due 10/25/33 †	710,341
67,089	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.43%, due 09/25/33 †	67,372
293,783	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.55%, due 11/25/34 †	276,360
720,918	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.44%, due 01/25/35 †	725,955

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
403,687	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	436,442
837,959	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.51%, due 08/25/45 †	757,508
485,800	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.50%, due 03/25/35 †	479,511
311,700	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.42%, due 04/25/45 †	282,274
66,766	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.38%, due 11/25/36 †	55,009
114,766	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.48%, due 10/25/45 †	104,383
108,150	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.45%, due 11/25/45 †	96,826
161,556	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.46%, due 12/25/45 †	150,893
201,945	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.48%, due 12/25/45 †	182,754
265,789	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.38%, due 11/25/36 †	218,988
652,277	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.39%, due 12/25/36 †	543,042
275,838	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.68%, due 11/25/34 †	270,067
249,413	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.72%, due 06/25/35 †	251,353
601,589	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.15%, due 08/27/35 144A	616,795

		22,134,777

	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.0%
28,149	FHLMC, Pool # 1N1589, 1.98%, due 05/01/37 †	29,578
47,087	FHLMC, Pool # 1Q0136, 2.70%, due 09/01/36 †	50,423
989,145	FHLMC, Pool # U90503, 3.50%, due 11/01/42	992,412
99,093	FHLMC, Pool # U90598, 3.50%, due 12/01/42	99,422
495,979	FHLMC, Pool # U90772, 3.50%, due 01/01/43	497,617
99,229	FHLMC, Pool # U90778, 3.50%, due 01/01/43	99,557
99,240	FHLMC, Pool # U90720, 3.50%, due 01/01/43	99,568
99,260	FHLMC, Pool # U90768, 3.50%, due 01/01/43	99,588
198,760	FHLMC, Pool # U90903, 3.50%, due 02/01/43	199,419
99,411	FHLMC, Pool # U90940, 3.50%, due 02/01/43	99,739
99,274	FHLMC, Pool # U90841, 3.50%, due 02/01/43	99,603
99,427	FHLMC, Pool # U91027, 3.50%, due 02/01/43	99,757
596,094	FHLMC, Pool # U62476, 3.50%, due 04/01/43	600,296
892,013	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	906,612
1,236,995	FHLMC, Pool # G14492, 4.00%, due 10/01/25	1,296,922
6,373,884	FHLMC, Pool # J13193, 4.00%, due 10/01/25	6,688,676
1,315,814	FHLMC, Pool # G14678, 4.00%, due 12/01/26	1,380,799
4,444,489	FHLMC, Pool # C91402, 4.00%, due 10/01/31	4,669,478
100,000	FHLMC, Pool # Q19134, 4.00%, due 06/01/43	105,111
300,000	FHLMC, Pool # Q19611, 4.00%, due 07/01/43	316,829
300,000	FHLMC, Pool # Q19615, 4.00%, due 07/01/43	316,455
1,027,671	FHLMC, Pool # A74793, 5.00%, due 03/01/38	1,095,778
1,650,833	FHLMC, Pool # 1Q0481, 5.10%, due 02/01/38 †	1,773,825
750,333	FHLMC, Pool # G01749, 5.50%, due 01/01/35	824,540
159,268	FHLMC, Pool # A39306, 5.50%, due 11/01/35	172,115
168,634	FHLMC, Pool # G02427, 5.50%, due 12/01/36	181,664
311,262	FHLMC, Pool # G03695, 5.50%, due 11/01/37	335,313
168,283	FHLMC, Pool # G04222, 5.50%, due 04/01/38	180,813
1,098,247	FHLMC, Pool # G04587, 5.50%, due 08/01/38	1,182,842
1,202,418	FHLMC, Pool # G05979, 5.50%, due 10/01/38	1,291,948
743,468	FHLMC, Pool # G06875, 5.50%, due 12/01/38	805,165

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,149,271	FHLMC, Pool # G06172, 5.50%, due 12/01/38	1,234,843
496,524	FHLMC, Pool # G06020, 5.50%, due 12/01/39	533,494
361,674	FHLMC, Pool # G06945, 5.50%, due 02/01/40	388,604
2,363,952	FHLMC, Pool # 782735, 5.76%, due 09/01/36 †	2,557,839
729,804	FHLMC, Pool # G07117, 6.00%, due 10/01/36	814,383
44,028	FHLMC, Pool # H09061, 6.00%, due 06/01/37	47,446
1,509,105	FHLMC, Pool # G03265, 6.00%, due 08/01/37	1,639,227
638,625	FHLMC, Pool # G03362, 6.00%, due 09/01/37	692,801
841,344	FHLMC, Pool # G08271, 6.00%, due 05/01/38	912,275
1,867,881	FHLMC, Pool # G06409, 6.00%, due 11/01/39	2,026,694
525,426	FHLMC, Pool # G06832, 6.00%, due 03/01/40	570,731
147,711	FHLMC, Pool # G06669, 6.50%, due 09/01/39	166,174
92,552	FHLMC, Pool # G07335, 7.00%, due 03/01/39	105,627
73,208	FHLMC, Series 2808, Class FT, 0.54%, due 04/15/33 †	73,265
1,648,895	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.21%, due 01/25/20 †	90,698
3,179,978	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.39%, due 04/25/20 †	196,767
3,888,699	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.83%, due 06/25/20 †	338,202
1,762,686	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.67%, due 08/25/20 †	134,317
1,724,308	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.72%, due 02/25/18 †	105,225
458,391	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	499,383
376,236	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.57%, due 07/25/44 †	386,428
3,300,000	FHLMC TBA, 2.50%, due 05/01/27	3,317,531
10,500,000	FHLMC TBA, 3.50%, due 02/01/42	10,637,812
970,515	FNMA, Pool # AP9633, 2.50%, due 10/01/42	903,519
11,000,701	FNMA, Pool # AB7741, 3.00%, due 01/01/43	10,766,882
198,370	FNMA, Pool # AQ7306, 3.00%, due 01/01/43	190,058
98,940	FNMA, Pool # AR1198, 3.00%, due 01/01/43	94,796
198,099	FNMA, Pool # AR1202, 3.00%, due 01/01/43	189,813
373,484	FNMA, Pool # AE2641, 3.50%, due 10/01/25	390,481
1,706,317	FNMA, Pool # AH2430, 3.50%, due 01/01/26	1,781,589
1,401,186	FNMA, Pool # AE2148, 3.50%, due 02/01/26	1,463,559
1,095,417	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,144,329
186,050	FNMA, Pool # AL0554, 3.50%, due 08/01/26	194,232
590,909	FNMA, Pool # AQ5369, 3.50%, due 12/01/42	592,779
593,957	FNMA, Pool # AQ7083, 3.50%, due 12/01/42	595,838
490,175	FNMA, Pool # AB7130, 3.50%, due 12/01/42	491,728
693,637	FNMA, Pool # MA1372, 3.50%, due 03/01/43	695,835
1,392,098	FNMA, Pool # MA1403, 3.50%, due 04/01/43	1,396,514
497,983	FNMA, Pool # MA1436, 3.50%, due 05/01/43	499,564
2,658,778	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,773,638
79,427	FNMA, Pool # 776565, 4.00%, due 04/01/34	83,179
515,367	FNMA, Pool # AH1338, 4.00%, due 12/01/40	540,550
142,050	FNMA, Pool # AH6392, 4.00%, due 02/01/41	148,848
1,084,225	FNMA, Pool # AJ5304, 4.00%, due 11/01/41	1,131,430
1,759,333	FNMA, Pool # AJ7689, 4.00%, due 12/01/41	1,835,931
392,524	FNMA, Pool # AP9766, 4.00%, due 10/01/42	405,094
384,098	FNMA, Pool # AQ4555, 4.00%, due 12/01/42	408,316
95,583	FNMA, Pool # AQ4573, 4.00%, due 12/01/42	102,080
99,542	FNMA, Pool # AL3508, 4.00%, due 04/01/43	104,542
597,011	FNMA, Pool # AB9383, 4.00%, due 05/01/43	627,132
100,000	FNMA, Pool # AT3874, 4.00%, due 06/01/43	105,108

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
100,000	FNMA, Pool # AT6549, 4.00%, due 06/01/43	104,944
100,000	FNMA, Pool # AT6546, 4.00%, due 06/01/43	105,188
100,000	FNMA, Pool # AT7208, 4.00%, due 06/01/43	105,234
100,000	FNMA, Pool # AQ4078, 4.00%, due 06/01/43	104,932
200,000	FNMA, Pool # AQ4080, 4.00%, due 06/01/43	209,582
100,000	FNMA, Pool # AT7698, 4.00%, due 06/01/43	105,108
300,000	FNMA, Pool # AT8394, 4.00%, due 06/01/43	315,702
99,859	FNMA, Pool # AB9597, 4.00%, due 06/01/43	104,834
499,428	FNMA, Pool # AB9683, 4.00%, due 06/01/43	525,254
400,000	FNMA, Pool # AT9637, 4.00%, due 07/01/43	421,188
400,000	FNMA, Pool # AT9653, 4.00%, due 07/01/43	421,188
400,000	FNMA, Pool # AT9657, 4.00%, due 07/01/43	421,188
28,981	FNMA, Pool # 254802, 4.50%, due 07/01/18	30,844
247,818	FNMA, Pool # MA0706, 4.50%, due 04/01/31	262,556
801,783	FNMA, Pool # MA0734, 4.50%, due 05/01/31	858,615
248,036	FNMA, Pool # MA0776, 4.50%, due 06/01/31	265,628
246,782	FNMA, Pool # MA0913, 4.50%, due 11/01/31	262,716
259,566	FNMA, Pool # MA0939, 4.50%, due 12/01/31	276,417
76,885	FNMA, Pool # MA0968, 4.50%, due 12/01/31	82,168
2,680,021	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,858,908
988,225	FNMA, Pool # AL3429, 4.50%, due 06/01/41	1,047,342
436,852	FNMA, Pool # AB3517, 4.50%, due 09/01/41	465,862
549,689	FNMA, Pool # AL3414, 4.50%, due 09/01/41	582,572
4,949,288	FNMA, Pool # AL2439, 5.00%, due 06/01/26	5,310,126
117,058	FNMA, Pool # 254793, 5.00%, due 07/01/33	126,653
133,388	FNMA, Pool # 555743, 5.00%, due 09/01/33	144,321
415,477	FNMA, Pool # 889117, 5.00%, due 10/01/35	449,535
557,915	FNMA, Pool # AL0476, 5.00%, due 11/01/40	615,571
71,262	FNMA, Pool # AI0511, 5.00%, due 04/01/41	78,632
140,123	FNMA, Pool # AI1863, 5.00%, due 05/01/41	154,454
645,277	FNMA, Pool # AI1892, 5.00%, due 05/01/41	712,512
166,627	FNMA, Pool # AI2433, 5.00%, due 05/01/41	183,932
79,613	FNMA, Pool # AI2443, 5.00%, due 05/01/41	87,837
79,998	FNMA, Pool # AI2462, 5.00%, due 05/01/41	88,276
87,158	FNMA, Pool # AI4261, 5.00%, due 06/01/41	96,198
271,389	FNMA, Pool # AL3192, 5.00%, due 05/01/42	295,417
496,550	FNMA, Pool # AE0011, 5.50%, due 09/01/23	535,846
2,117,816	FNMA, Pool # 995253, 5.50%, due 12/01/23	2,288,028
2,937,621	FNMA, Pool # AL0278, 5.50%, due 01/01/25	3,172,183
18,007	FNMA, Pool # 254548, 5.50%, due 12/01/32	19,736
2,008,155	FNMA, Pool # 704235, 5.50%, due 05/01/33	2,198,148
187,993	FNMA, Pool # 555591, 5.50%, due 07/01/33	205,779
2,345,579	FNMA, Pool # 725221, 5.50%, due 01/01/34	2,567,496
114,354	FNMA, Pool # 735224, 5.50%, due 02/01/35	125,173
261,134	FNMA, Pool # 990906, 5.50%, due 10/01/35	286,349
1,348,324	FNMA, Pool # 849077, 5.50%, due 01/01/36	1,470,728
41,218	FNMA, Pool # 852523, 5.50%, due 02/01/36	44,724
128,893	FNMA, Pool # 878059, 5.50%, due 03/01/36	139,857
133,197	FNMA, Pool # 868658, 5.50%, due 04/01/36	144,527
39,532	FNMA, Pool # 256219, 5.50%, due 04/01/36	42,384
359,268	FNMA, Pool # 995072, 5.50%, due 08/01/38	395,948
1,295,411	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,417,595
2,415,264	FNMA, Pool # AL0144, 5.83%, due 11/01/37 †	2,608,576
20,592	FNMA, Pool # 840483, 6.00%, due 11/01/21	22,427
357,848	FNMA, Pool # 256517, 6.00%, due 12/01/26	391,132
351,462	FNMA, Pool # 256962, 6.00%, due 11/01/27	385,375
147,579	FNMA, Pool # 985626, 6.00%, due 04/01/33	162,599

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
3,616,441	FNMA, Pool # 725162, 6.00%, due 02/01/34	4,041,226
16,220	FNMA, Pool # 745000, 6.00%, due 10/01/35	17,826
326,941	FNMA, Pool # 888560, 6.00%, due 11/01/35	360,197
78,052	FNMA, Pool # 882524, 6.00%, due 05/01/36	84,948
34,294	FNMA, Pool # 887324, 6.00%, due 08/01/36	37,324
54,186	FNMA, Pool # 893282, 6.00%, due 08/01/36	58,973
9,655	FNMA, Pool # 900746, 6.00%, due 09/01/36	10,512
68,412	FNMA, Pool # 878210, 6.00%, due 09/01/36	74,456
4,386	FNMA, Pool # 882321, 6.00%, due 09/01/36	4,774
2,325,018	FNMA, Pool # AD0218, 6.00%, due 09/01/36	2,599,176
95,784	FNMA, Pool # 898198, 6.00%, due 11/01/36	104,246
676,583	FNMA, Pool # 890248, 6.00%, due 08/01/37	756,019
419,709	FNMA, Pool # 948690, 6.00%, due 08/01/37	464,844
32,549	FNMA, Pool # AD0217, 6.00%, due 08/01/37	36,376
121,381	FNMA, Pool # 888736, 6.00%, due 10/01/37	130,436
241,865	FNMA, Pool # 955166, 6.00%, due 11/01/37	260,196
3,520,667	FNMA, Pool # 967691, 6.00%, due 01/01/38	3,826,623
2,851,349	FNMA, Pool # 889579, 6.00%, due 05/01/38	3,103,855
1,343,028	FNMA, Pool # AL0406, 6.00%, due 06/01/38	1,444,698
421,520	FNMA, Pool # AL0852, 6.00%, due 06/01/38	451,597
924,034	FNMA, Pool # AL0901, 6.00%, due 07/01/38	994,710
368,906	FNMA, Pool # AE0028, 6.00%, due 10/01/39	401,499
1,855,518	FNMA, Pool # AE0469, 6.00%, due 12/01/39	2,016,768
334,782	FNMA, Pool # AE0616, 6.00%, due 03/01/40	363,876
1,603,694	FNMA, Pool # AL2617, 6.00%, due 10/01/40	1,743,060
9,499,354	FNMA, Pool # AL3365, 6.00%, due 05/01/41	10,330,136
7,218	FNMA, Pool # 869972, 6.50%, due 04/01/36	8,124
1,612,686	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,776,898
79,238	FNMA, Pool # 955797, 6.50%, due 10/01/37	88,264
1,205,800	FNMA, Pool # AL0778, 6.50%, due 01/01/49	1,319,889
2,712,085	FNMA, Pool # 888369, 7.00%, due 03/01/37	3,052,441
43,182	FNMA, Pool # 924874, 7.00%, due 10/01/37	50,235
5,399	FNMA, Pool # 949563, 7.00%, due 11/01/37	6,281
11,185	FNMA, Pool # 955183, 7.00%, due 11/01/37	13,012
23,622	FNMA, Pool # 928938, 7.00%, due 12/01/37	27,481
16,957	FNMA, Pool # 968252, 7.00%, due 02/01/38	19,746
13,961	FNMA, Pool # 974156, 7.00%, due 02/01/38	16,257
39,170	FNMA, Pool # 985867, 7.00%, due 08/01/38	45,613
3,633	FNMA, Pool # 987891, 7.00%, due 09/01/38	4,231
9,645	FNMA, Pool # 934202, 7.00%, due 11/01/38	11,231
159,622	FNMA, Pool # 934648, 7.00%, due 11/01/38	185,877
30,843	FNMA, Pool # 991549, 7.00%, due 11/01/38	35,916
21,952	FNMA, Pool # 992249, 7.00%, due 11/01/38	25,563
1,103,036	FNMA, Pool # AE0758, 7.00%, due 02/01/39	1,218,315
3,447,941	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,879,368
1,115,998	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,282,321
1,947,206	FNMA, Series 2012-134, Class FD, 0.54%, due 12/25/42 †	1,946,868
254,708	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	284,744
780,588	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	865,436
900,000	FNMA, Series 2013-9, Class BC, 6.50%, due 07/25/42	1,023,156
1,100,000	FNMA, Series 2013-9, Class CB, 5.50%, due 04/25/42	1,209,597
99,039	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	114,638
22,170	FNMA REMIC Trust, Series 2003-W1, Class 1A1, 6.06%, due 12/25/42 †	24,815
1,292,697	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.28%, due 08/25/47 †	1,472,736
9,800,000	FNMA TBA, 2.50%, due 09/01/27	9,859,718
400,000	FNMA TBA, 2.50%, due 10/01/42	371,750
13,300,000	FNMA TBA, 3.00%, due 10/01/42	12,998,671

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
15,000,000	FNMA TBA, 3.00%, due 10/01/42	14,620,312
10,000,000	FNMA TBA, 3.50%, due 02/01/42	10,154,687
14,200,000	FNMA TBA, 4.00%, due 09/01/40	14,797,398
29,000,000	FNMA TBA, 4.00%, due 09/01/40	30,156,601
500,000	FNMA TBA, 4.50%, due 03/01/21	530,215
4,400,000	FNMA TBA, 4.50%, due 06/01/39	4,657,125
140,417	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	163,488
626,409	FNMA, (IO), Series 2011-63, Class SW, 6.49%, due 07/25/41 †	75,511
481,073	GNMA, Pool # AC7330, 2.50%, due 01/15/43	449,977
29,157	GNMA, Pool # AD1612, 2.50%, due 01/15/43	27,272
485,921	GNMA, Pool # AD8777, 2.50%, due 03/15/43	454,511
1,999,999	GNMA, Pool # AB2846, 3.00%, due 09/15/42	1,982,589
2,000,000	GNMA, Pool # AD8726, 3.00%, due 06/15/43	1,982,590
4,000,000	GNMA, Pool # AE7022, 3.00%, due 06/15/43	3,965,179
406,740	GNMA, Pool # 004617, 4.50%, due 01/20/40	439,146
366,908	GNMA, Pool # 734712, 4.50%, due 03/15/40	392,592
544,904	GNMA, Pool # 004696, 4.50%, due 05/20/40	586,930
130,587	GNMA, Pool # 004854, 4.50%, due 11/20/40	140,013
264,906	GNMA, Pool # 004883, 4.50%, due 12/20/40	285,645
64,355	GNMA, Pool # 004923, 4.50%, due 01/20/41	69,388
3,748,919	GNMA, Pool # 004978, 4.50%, due 03/20/41	4,042,000
561,467	GNMA, Pool # 783368, 4.50%, due 07/20/41	602,011
204,401	GNMA, Pool # 641779, 5.00%, due 09/15/35	221,752
133,086	GNMA, Pool # 733600, 5.00%, due 04/15/40	147,553
403,092	GNMA, Pool # 733627, 5.00%, due 05/15/40	441,080
53,691	GNMA, Pool # 004747, 5.00%, due 07/20/40	59,212
53,799	GNMA, Pool # 783050, 5.00%, due 07/20/40	58,732
208,826	GNMA, Pool # 004802, 5.00%, due 09/20/40	228,435
270,430	GNMA, Pool # 510835, 5.50%, due 02/15/35	296,190
323,755	GNMA, Pool # 783704, 5.50%, due 06/15/36	355,939
11,415	GNMA, Pool # 002657, 6.00%, due 10/20/28	12,699
12,310	GNMA, Pool # 003489, 6.00%, due 12/20/33	14,277
63,804	GNMA, Pool # 003879, 6.00%, due 07/20/36	70,741
8,603	GNMA, Pool # 003920, 6.00%, due 11/20/36	9,516
500,282	GNMA, Pool # 004145, 6.00%, due 05/20/38	553,380
211,167	GNMA, Pool # 004195, 6.00%, due 07/20/38	233,580
7,794	GNMA, Pool # 004245, 6.00%, due 09/20/38	8,622
101,058	GNMA, Pool # 004580, 6.00%, due 11/20/39	112,224
137,847	GNMA, Pool # 004602, 6.00%, due 12/20/39	152,769
80,967	GNMA, Pool # 004620, 6.00%, due 01/20/40	89,573
153,466	GNMA, Pool # 004639, 6.00%, due 02/20/40	169,789
266,926	GNMA, Pool # 004774, 6.00%, due 08/20/40	296,082
53,947	GNMA, Pool # 004804, 6.00%, due 09/20/40	60,059
493,220	GNMA, Pool # 004837, 6.00%, due 10/20/40	548,919
312,773	GNMA, Pool # 004871, 6.00%, due 11/20/40	349,170
358,615	GNMA, Pool # 004928, 6.00%, due 01/20/41	399,281
289,437	GNMA, Pool # 004991, 6.00%, due 03/20/41	322,425
733,656	GNMA, Pool # 005063, 6.00%, due 05/20/41	814,172
291,463	GNMA, Pool # 004040, 6.50%, due 10/20/37	328,612
12,300,000	GNMA TBA, 3.00%, due 11/01/42	12,163,547
1,800,000	GNMA TBA, 3.50%, due 12/01/41	1,846,969
2,600,000	GNMA TBA, 3.50%, due 05/01/42	2,669,062
1,000,000	GNMA TBA, 4.00%, due 08/01/40	1,048,438
258,546	GNMA, (IO), Series 2010-31, Class GS, 6.31%, due 03/20/39 †	43,472
83,441	GNMA, (IO), Series 2011-32, Class S, 5.81%, due 03/16/41 †	8,903

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**		Description	Value ($)
		Mortgage Backed Securities - U.S. Government Agency Obligations — continued
559,699		GNMA, (IO), Series 2011-70, Class BS, 6.51%, due 12/16/36 †	77,627

			312,370,562

		Municipal Obligations — 4.3%
2,250,000		American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	2,995,762
2,700,000		California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,176,982
600,000		Chicago Transit Authority, Series A, 6.90%, due 12/01/40	697,134
600,000		Chicago Transit Authority, Series B, 6.90%, due 12/01/40	697,134
3,405,000		Irvine Ranch Water District Joint Powers Agency, 2.39%, due 03/15/14	3,409,256
155,000		Los Angeles Unified School District, 5.75%, due 07/01/34	166,933
1,235,000		Los Angeles Unified School District, 6.76%, due 07/01/34	1,515,493
1,850,000		New Jersey State Turnpike Authority, 7.10%, due 01/01/41	2,383,484
1,800,000		New York City Transitional Finance Authority, 4.73%, due 11/01/23	1,986,372
1,300,000		New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,455,324
1,300,000		New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,468,714
3,000,000		New York State Urban Development Corp., 5.00%, due 03/15/23	3,422,940
500,000		Northstar Education Finance, Inc., 0.41%, due 01/29/46 †	457,517
3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,737,517
1,100,000		Port Authority of New York and New Jersey, 4.46%, due 10/01/62	983,048
800,000		Southwest Student Services Corp., 0.21%, due 12/01/18 †	746,450
300,000		Southwest Student Services Corp., 0.25%, due 12/01/36 †	279,063
4,150,000		State of California General Obligation, 7.30%, due 10/01/39	5,359,393
1,360,000		State of California General Obligation, 7.50%, due 04/01/34	1,764,301
1,700,000		State of California General Obligation, 7.55%, due 04/01/39	2,278,068
350,000		State of California General Obligation, 7.60%, due 11/01/40	474,334
925,000		State of Illinois General Obligation, 4.96%, due 03/01/16	992,127
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,747,056
2,025,000		State of Illinois General Obligation, 5.67%, due 03/01/18	2,221,061
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,081,750
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,304,208
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,632,584

			48,434,005

		Sovereign Debt Obligations — 1.5%
3,000,000	EUR	Bundesschatzanweisungen, 0.75%, due 09/13/13	3,904,980
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15 ‡‡‡	2,643,660
46,342,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	3,757,250
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,746,939
140,000		Mexico Government International Bond, 4.75%, due 03/08/44	125,300
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,704,455
1,500,000		Spain Government International Bond, 4.00%, due 03/06/18 144A	1,478,700

			16,361,284

		U.S. Government and Agency Obligations — 27.3%
1,900,000		FHLB, 0.20%, due 06/12/14	1,899,985
347,907		FHLMC, 1.99%, due 02/01/37 †	365,619
90,000		Financing Corp. FICO STRIPS, (PO), Series 11, 1.54%, due 02/08/18 ‡‡	84,008
140,000		Financing Corp. FICO STRIPS, (PO), Series 8, 1.65%, due 08/03/18 ‡‡	129,069
280,000		Financing Corp. FICO STRIPS, (PO), Series B, 1.70%, due 04/06/18 ‡‡	258,906
350,000		Financing Corp. FICO STRIPS, (PO), Series 1, 1.73%, due 05/11/18 ‡‡	322,647
330,000		Financing Corp. FICO STRIPS, (PO), Series E, 1.74%, due 11/02/18 ‡‡	301,753
270,000		Financing Corp. FICO STRIPS, (PO), Series 7, 1.80%, due 08/03/18 ‡‡	247,166
150,000		Financing Corp. FICO STRIPS, (PO), Series 7, 1.80%, due 08/03/18 ‡‡	137,314
330,000		Financing Corp. FICO STRIPS, (PO), Series D, 1.80%, due 08/03/18 ‡‡	302,092

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	U.S. Government and Agency Obligations — continued
150,000	Financing Corp. FICO STRIPS, (PO), Series 15, 1.97%, due 03/07/19 ‡‡	134,747
50,000	Financing Corp. FICO STRIPS, (PO), Series 19, 2.11%, due 06/06/19 ‡‡	44,382
20,000	Financing Corp. FICO STRIPS, (PO), Series D, 2.28%, due 09/26/19 ‡‡	17,482
189,835	FNMA, Series 2004-38, Class FK, 0.54%, due 05/25/34 †	190,438
266,363	FNMA, 1.43%, due 08/01/37 †	284,381
86,646	FNMA, 2.90%, due 09/01/35 †	92,309
830,000	FNMA, 2.96%, due 10/09/19 ‡‡	698,279
1,235,000	FNMA, 6.63%, due 11/15/30	1,680,702
1,078,964	GNMA, 0.58%, due 12/20/60 †	1,074,695
1,909,160	GNMA, 0.65%, due 02/20/61 †	1,908,138
1,868,024	GNMA, 0.70%, due 01/20/61 †	1,871,302
452,388	GNMA, 0.70%, due 03/20/61 †	453,214
1,003,949	GNMA, (IO), 6.36%, due 11/20/38 †	138,485
687,977	GNMA, (IO), 6.46%, due 01/20/40 †	146,222
4,000,000	Overseas Private Investment Corp., (4.49)%, due 11/18/13 ‡‡	4,070,660
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	214,571
2,664,000	U.S. Treasury Bond, 2.75%, due 08/15/42	2,299,988
4,750,600	U.S. Treasury Bond, 2.75%, due 11/15/42	4,097,022
2,250,000	U.S. Treasury Bond, 3.13%, due 02/15/43	2,100,762
2,600,000	U.S. Treasury Bond, 3.88%, due 08/15/40	2,811,250
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	230,016
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	234,250
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	4,764,688
400,000	U.S. Treasury Bond, 6.25%, due 08/15/23	536,938
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,187,000
3,801,417	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	3,727,913
2,528,000	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/22	2,474,280
1,108,184	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23	1,075,545
2,265,603	U.S. Treasury Inflation Indexed Bond, 0.63%, due 02/15/43	1,911,779
926,199	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/42	818,239
8,504,160	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21 (a)	9,105,430
533,140	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	579,852
1,950,675	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/14	1,979,020
1,516,977	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	1,847,867
2,229,927	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	2,722,513
9,500,000	U.S. Treasury Note, 0.25%, due 02/28/14	9,507,609
19,200,000	U.S. Treasury Note, 0.25%, due 03/31/14	19,213,882
5,200,000	U.S. Treasury Note, 0.25%, due 04/30/14	5,203,760
100,000	U.S. Treasury Note, 0.25%, due 05/31/14	100,065
9,800,000	U.S. Treasury Note, 0.25%, due 02/15/15	9,795,022
19,200,000	U.S. Treasury Note, 0.25%, due 02/28/15	19,187,251
15,000,000	U.S. Treasury Note, 0.25%, due 03/31/15	14,984,475
2,300,000	U.S. Treasury Note, 0.25%, due 09/15/15	2,290,926
2,700,000	U.S. Treasury Note, 0.25%, due 10/15/15	2,688,082
4,000,000	U.S. Treasury Note, 0.38%, due 11/15/14	4,008,436
2,575,000	U.S. Treasury Note, 0.38%, due 02/15/16	2,563,634
7,100,000	U.S. Treasury Note, 0.63%, due 04/30/18	6,862,036
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	301,606
8,560,000	U.S. Treasury Note, 0.75%, due 06/30/17	8,453,668
5,200,000	U.S. Treasury Note, 1.00%, due 05/15/14	5,237,170
6,000,000	U.S. Treasury Note, 1.00%, due 05/31/18	5,897,346
1,090,000	U.S. Treasury Note, 1.13%, due 04/30/20	1,036,692
2,500,000	U.S. Treasury Note, 1.25%, due 02/15/14	2,517,382
9,400,000	U.S. Treasury Note, 1.25%, due 03/15/14	9,473,254
3,600,000	U.S. Treasury Note, 1.25%, due 04/15/14	3,630,726
14,100,000	U.S. Treasury Note, 1.38%, due 05/31/20	13,609,249
17,500,000	U.S. Treasury Note, 1.50%, due 07/31/16	17,919,037

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	U.S. Government and Agency Obligations — continued
1,228,000	U.S. Treasury Note, 1.63%, due 11/15/22	1,146,501
300,000	U.S. Treasury Note, 1.75%, due 05/15/22	286,113
240,000	U.S. Treasury Note, 1.75%, due 05/15/23	224,794
12,700,000	U.S. Treasury Note, 1.88%, due 02/28/14	12,846,101
700,000	U.S. Treasury Note, 1.88%, due 04/30/14	709,899
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	103,047
5,050,000	U.S. Treasury Note, 1.88%, due 06/30/20	5,031,653
19,900,000	U.S. Treasury Note, 2.00%, due 11/15/21	19,560,307
13,600,000	U.S. Treasury Note, 2.00%, due 02/15/22	13,304,622
200,000	U.S. Treasury Note, 2.00%, due 02/15/23	192,500
12,000,000	U.S. Treasury Note, 2.63%, due 11/15/20	12,506,724
5,100,000	U.S. Treasury Note, 2.75%, due 02/15/19	5,429,705
7,790,000	U.S. Treasury Note, 2.88%, due 05/15/43	6,895,365

		304,291,557

	TOTAL DEBT OBLIGATIONS (COST $1,096,918,072)	1,106,147,866

Shares	Description	Value ($)
	COMMON STOCKS — 0.1%
	Auto Manufacturers — 0.1%
8,312	General Motors Co. *	276,873
2,087	Motors Liquidation Co. GUC Trust *	64,071

		340,944

	Building Materials — 0.0%
10,371	US Concrete, Inc. * ¤	170,292

	Diversified Financial Services — 0.0%
1,754	CIT Group, Inc. *	81,789

	TOTAL COMMON STOCKS (COST $478,595)	593,025

	PREFERRED STOCKS — 0.3%
	Banks — 0.1%
600	Wells Fargo & Co., 7.50% Class A	716,400

	Diversified Financial Services — 0.2%
74,625	Citigroup Capital XIII, 7.88% †	2,078,306
14,902	GMAC Capital Trust I, 8.125% †	388,197

		2,466,503

	TOTAL PREFERRED STOCKS (COST $2,718,226)	3,182,903

	WARRANTS — 0.0%
	Auto Manufacturers — 0.0%
7,557	General Motors Co., Strike Price $10.00, Expires 7/10/16 *	181,368
7,557	General Motors Co., Strike Price $18.33, Expires 7/10/19 *	123,557

		304,925

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Media — 0.0%
307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14 *	24,560

	Oil & Gas Services — 0.0%
190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14 * ¤	5,795

	TOTAL WARRANTS (COST $307,300)	335,280

Notional	Description	Value ($)
	OPTIONS PURCHASED — 0.0%
	Put Options — 0.0%
2,300,000	OTC 30-Year Interest Rate Swaption with Royal Bank of Scotland Plc, Strike Price $3.45, Expires 09/21/15	293,137

	TOTAL OPTIONS PURCHASED (COST $183,329)	293,137

Par Value**	Description	Value ($)
	SHORT-TERM INVESTMENTS — 11.0%
	Bank Deposit — 6.6%
73,902,193	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	73,902,193

	TOTAL BANK DEPOSITS (COST $73,902,193)	73,902,193

	Certificates of Deposit — 0.7%
3,000,000	Daimler Finance North America LLC, 0.38%, due 10/11/13 ‡‡	2,996,806
400,000	Daimler Finance North America LLC, 0.38%, due 10/15/13 ‡‡	399,553
500,000	Ford Motor Credit Co., 0.99%, due 10/04/13 ‡‡	498,707
600,000	Ford Motor Credit Co., 0.98%, due 11/01/13 ‡‡	598,005
1,300,000	Ford Motor Credit Co., 0.98%, due 11/05/13 ‡‡	1,295,542
2,300,000	Ford Motor Credit Co., 0.98%, due 11/22/13 ‡‡	2,291,078

	TOTAL CERTIFICATES OF DEPOSIT (COST $8,072,357)	8,079,691

	Repurchase Agreements — 1.3%
5,500,000	Citigroup Global Markets, Inc. (Dated 06/28/2013. Collateralized by a U.S. Treasury Bond , with a rate of 0.625% with a maturity of 11/30/2017, valued at $5,785,977. Repurchase proceeds are $5,500,092), 0.20%, due 07/01/13	5,500,000
8,500,000	Morgan Stanley & Co. LLC (Dated 06/28/2013. Collateralized by a U.S. Treasury Note, with a rate of 2.750% with a maturity of 11/15/2042, valued at $10,038,759. Repurchase proceeds are $8,500,142), 0.20%, due 07/01/13	8,500,000

	TOTAL REPURCHASE AGREEMENTS (COST $14,000,000)	14,000,000

	Securities Lending Collateral — 0.9%
10,104,610	State Street Navigator Securities Lending Prime Portfolio ***	10,104,610

	TOTAL SECURITIES LENDING COLLATERAL (COST $10,104,610)	10,104,610

	U.S. Government and Agency Obligations — 1.5%
1,500,000	FHLMC Discount Notes, 0.03%, due 09/09/13 ‡‡	1,499,913
230,000	FHLMC Discount Notes, 0.08%, due 12/09/13 ‡‡	229,918
130,000	FHLMC Discount Notes, 0.08%, due 12/18/13 ‡‡	129,951
2,100,000	FHLMC Discount Notes, 0.09%, due 01/21/14 ‡‡	2,098,929

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value**	Description	Value ($)
	U.S. Government and Agency Obligations — continued
3,600,000	FHLMC Discount Notes, 0.09%, due 01/23/14 ‡‡	3,598,146
2,100,000	FNMA Discount Note, 0.08%, due 12/04/13 ‡‡	2,099,271
250,000	FNMA Discount Note, 0.10%, due 02/24/14 ‡‡	249,835
57,000	United States Treasury Bill, 0.08%, due 02/06/14 ‡‡	56,972
6,500,000	United States Treasury Bill, 0.12%, due 05/29/14 ‡‡	6,492,733

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $16,453,812)	16,455,668

	TOTAL SHORT-TERM INVESTMENTS (COST $122,532,972)	122,542,162

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 110.6% (COST $1,223,138,494)	1,233,094,373

Par Value **	Description	Value ($)
	TBA SALE COMMITMENTS — (0.4)%
(4,000,000)	FNMA TBA, 3.50%, due 11/01/25	(4,167,500)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $4,210,000)	(4,167,500)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 110.2% (COST $1,218,928,494)	1,228,926,873
	Other Assets and Liabilities (net) — (10.2)%	(113,536,328)

	NET ASSETS — 100.0%	$1,115,390,545

Notes to Schedule of Investments:

FICO – Financing Corporation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only

MTN – Medium Term Note

PIK – Payment In Kind

PO – Principal Only

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

TBA – To Be Announced

*	Non-income producing security
(a)	All or a portion of this security is held for open futures collateral.
¤	Illiquid security. The total market value of the securities at period end is $13,548,198 which represents 1.2% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $13,553,095.
**	Unless otherwise indicated, all par values are denominated in United States dollars ($).
***	Represents an investment of securities lending cash collateral.
****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $220,161.
†	Floating rate note. Rate shown is as of June 30, 2013.

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.
†††	Security is currently in default.
‡	All or a portion of this security is out on loan.
‡‡	Interest rate presented is yield to maturity.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $71,153,786 which represents 6.4% of net assets.

A summary of outstanding financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
08/01/13	AUD	Bank of America N.A.	3,959,000	$3,615,902	$(9,358)
08/02/13	BRL	JPMorgan Chase Bank	900,000	404,804	(11,844)
08/05/13	CNY	UBS AG	8,424,725	1,368,463	34,381
07/02/13	EUR	Goldman Sachs	1,510,000	1,962,772	(43,323)
09/13/13	EUR	HSBC Bank USA	8,700,000	11,312,273	(255,418)
10/11/13	EUR	JPMorgan Chase Bank	216,000	280,895	(229)
07/02/13	EUR	Royal Bank of Scotland Plc	861,000	1,119,170	(14,078)
07/02/13	EUR	UBS AG	1,575,000	2,047,263	(45,338)

					$(345,207)

Sales
08/01/13	AUD	Bank of America N.A.	219,000	$200,021	$634
08/01/13	AUD	HSBC BANK USA	372,000	339,761	3,742
08/01/13	AUD	JPMorgan Chase Bank	198,000	180,841	1,832
08/01/13	AUD	Westpac Banking Corp.	4,118,000	3,761,123	104,444
08/02/13	BRL	UBS AG	1,415,318	636,584	59,999
08/05/13	CNY	UBS AG	8,003,786	1,300,088	(25,397)
09/13/13	EUR	HSBC Bank USA	8,600,000	11,182,247	(387,097)
09/13/13	EUR	JPMorgan Chase Bank	100,000	130,026	(6,801)
10/11/13	EUR	JPMorgan Chase Bank	216,000	280,895	(14,448)
07/02/13	EUR	JPMorgan Chase Bank	37,000	48,094	1,256
07/02/13	EUR	Morgan Stanley & Co., Inc.	3,909,000	5,081,111	(31,847)
08/02/13	EUR	Royal Bank of Scotland Plc	861,000	1,119,308	14,110
09/13/13	EUR	UBS AG	3,000,000	3,900,784	(10,534)
09/12/13	GBP	Goldman Sachs	1,362,000	2,064,770	57,472
09/19/13	GBP	JPMorgan Chase Bank	216,000	327,438	10,500

					$(222,135)

Currency Abbreviations

AUD – Australian Dollar

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

BRL – Brazilian Real

CNY – Chinese Yuan

EUR – Euro

GBP – British Pound Sterling

MXN – Mexican Peso

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
54	Euribor	June 2015	$17,409,336	$(7,135)
20	Euro Dollar 90 Day	March 2015	4,958,750	9,185
40	Eurodollar 90 Day	March 2014	9,957,000	3,870
49	U.S. Long Bond	September 2013	6,656,344	(214,878)
55	U.S. Ultra Long	September 2013	8,102,188	(427,710)

				$(636,668)

Sales
11	Euro-OAT	September 2013	$1,894,101	$34,593
355	U.S. Treasury Note 10 Yr.	September 2013	44,929,688	1,156,301
21	U.S. Treasury Note 2 Yr.	September 2013	4,620,000	3,838
183	U.S. Treasury Note 5 Yr.	September 2013	22,151,578	280,203

				$1,474,935

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at June 30, 2013
CALL - OTC 10-Year Interest Rate Swaption Strike @ $ 1.80 Expires 07/29/2013	Goldman Sachs	1,500,000	$6,030	$(5)
CALL - OTC 10-Year Interest Rate Swaption Strike @ $ 1.80 Expires 07/29/2013	Royal Bank of Scotland Plc	19,600,000	65,860	(59)
CALL - OTC 10-Year Interest Rate Swaption Strike @ $ 1.80 Expires 07/29/2013	Morgan Stanley & Co., Inc.	2,600,000	10,725	(8)
CALL - U.S. Treasury Note 10-Year Futures Strike @ $ 128.00 Expires 07/26/2013	Barclays Capital, Inc.	21	7,479	(7,875)
PUT - OTC 10-Year Interest Rate Swaption Strike @ $ 2.65 Expires 07/29/2013	Goldman Sachs	1,500,000	11,200	(22,512)
PUT - OTC 10-Year Interest Rate Swaption Strike @ $ 2.65 Expires 07/29/2013	Royal Bank of Scotland Plc	19,600,000	51,460	(294,157)
PUT - OTC 10-Year Interest Rate Swaption Strike @ $ 2.65 Expires 07/29/2013	Morgan Stanley & Co., Inc.	2,600,000	20,280	(39,021)

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at June 30, 2013
PUT - OTC 5-Year Interest Rate Swaption Strike @ $ 1.25 Expires 09/03/2013	Bank of America Securities LLC	1,700,000	4,250	(36,720)
PUT - OTC 5-Year Interest Rate Swaption Strike @ $ 1.25 Expires 09/03/2013	Morgan Stanley & Co., Inc.	8,900,000	22,450	(192,240)
PUT - OTC 5-Year Interest Rate Swaption Strike @ $ 1.50 Expires 10/28/2013	Goldman Sachs	40,400,000	113,155	(720,251)
PUT - OTC 5-Year Interest Rate Swaption Strike @ $ 2.50 Expires 09/21/2015	Royal Bank of Scotland Plc	9,700,000	184,300	(378,979)
PUT - U.S. Treasury Note 10-Year Futures Strike @ $ 124.00 Expires 07/26/2013	Barclays Capital, Inc.	21	6,494	(5,906)

TOTAL			$503,683	$(1,697,733)

Interest Rate Swaps

Description	Notional Amount		Unrealized Appreciation (Depreciation)	Value
Agreement with Bank of America N.A. dated 07/06/12 receiving a fixed rate of 8.44% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/15.		$40,800,000	$(224,968)	$(190,754)
Agreement with Bank of America N.A. dated 1/24/13 receiving a fixed rate of 7.585% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.		14,700,000	(173,481)	(204,071)
Agreement with Goldman Sachs dated 06/05/12 receiving a fixed rate of 4.00% paying the notional amount multiplied by the 6-Month AUD-BBR-BBSW rate. Expiring 03/15/23.	AUD	200,000	(3,738)	(3,738)
Agreement with HSBC Bank USA dated 02/13/12 receiving a fixed rate of 10.135% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.		9,800,000	145,971	163,090
Agreement with HSBC Bank USA dated 10/15/12 receiving a fixed rate of 8.075% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.		4,200,000	(47,469)	(39,397)
Agreement with Morgan Stanley Capital Services LLC dated 02/16/12 receiving a fixed rate of 10.605% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.		10,300,000	176,885	240,546

				$(34,324)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	1.40%	03/20/18	Barclays Bank	$1,200,000	$7,375
Receive	3-Month USD LIBOR	2.75%	06/19/43	Morgan Stanley & Co., Inc.	2,800,000	214,189

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	6-Month AUD-BBR- BBSW	3.75%	03/15/18	Deutsche Bank AG	AUD 1,400,000	7,126
Pay	6-Month AUD-BBR-BBSW	3.75%	12/11/18	Citigroup Global Markets	2,900,000	5,186
Pay	6-Month AUD-BBR-BBSW	3.75%	03/15/23	Deutsche Bank AG & Credit Suisse	AUD 1,100,000	(34,544)
Pay	6-Month AUD-BBR-BBSW	4.00%	03/15/23	Deutsche Bank AG	700,000	(17,442)
Pay	6-Month AUD-BBR-BBSW	4.25%	03/15/23	Citigroup Global Markets	2,500,000	(12,860)
Pay	6-Month AUD-BBR-BBSW	4.25%	12/11/23	Citigroup Global Capital Markets	9,500,000	(199,074)
Receive	6-Month Euribor	2.00%	09/18/23	Morgan Stanley & Co., Inc.	EUR 1,000,000	23,527

						$(6,517)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
4,400,000	03/20/21	Goldman Sachs	$171,090
900,000	03/20/16	Deutsche Bank AG	167
1,400,000	03/20/16	Morgan Stanley Capital Services LLC	259
400,000	12/20/15	Deutsche Bank AG	(7,278)

			$164,238

See accompanying Notes to the Schedule of Investments.

Mercer Core Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.2
Preferred Stocks	0.3
Futures Contracts	0.1
Common Stocks	0.1
Swaps	0.0
Warrants	0.0
Options Purchased	0.0
Forward Foreign Currency Contracts	(0.1)
Written Options	(0.1)
TBA Sale Commitments	(0.4)
Short-Term Investments	11.0
Other Assets and Liabilities (net)	(10.1)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.1%
	Bermuda — 0.5%
536,000	COSCO Pacific, Ltd.	690,356
3,000	Credicorp, Ltd.	383,880
84,350	Dairy Farm International Holdings, Ltd. ‡	1,013,043
4,119,000	GOME Electrical Appliances Holding, Ltd. *	371,734

	Total Bermuda	2,459,013

	Brazil — 7.5%
103,000	Arteris SA	941,387
101,959	Banco Bradesco SA, ADR ‡	1,326,487
90,800	Banco do Brasil SA	909,624
752,041	BM&FBovespa SA	4,207,794
36,700	BR Malls Participacoes SA	331,937
60,000	BR Properties SA	516,059
111,500	CCR SA	893,393
32,100	Cia Brasileira de Distribuicao Grupo, ADR ‡	1,459,266
165,542	Cia de Bebidas das Americas, ADR	6,182,994
44,400	Cia de Saneamento Basico do Estado, ADR ‡	462,204
144,185	Cielo SA	3,655,128
99	Companhia Energetica de Minas Gerais, Sponsored ADR ‡	888
10,700	Embraer SA, ADR	394,723
29,500	Fibria Celulose SA, Sponsored ADR * ‡	327,155
57,935	Grupo BTG Pactual	717,287
80,300	Itau Unibanco Holding SA, ADR	1,037,476
250,600	JBS SA	733,972
43,100	Lojas Renner SA	1,247,706
162,500	MRV Engenharia e Participacoes SA	475,204
8,300	Multiplan Empreendimentos Imobiliarios SA	194,589
13,800	Natura Cosmeticos SA	297,983
198,000	Petroleo Brasileiro SA, Sponsored ADR	2,902,680
184,000	Porto Seguro SA	1,974,061
292,487	Souza Cruz SA	3,626,545
14,300	Telefonica Brasil SA, ADR	326,326
156,800	Tim Participacoes SA	574,234
58,700	Tim Participacoes SA, ADR ‡	1,091,820
35,605	Totvs SA	563,961
95,900	Ultrapar Participacoes SA	2,306,063
77,400	Vale SA, ADR	941,184

	Total Brazil	40,620,130

	Cayman Islands — 2.2%
1,550,000	Anta Sports Products, Ltd.	1,358,887
399,000	China Mengniu Dairy Co., Ltd.	1,427,508
86,000	China Resources Land, Ltd.	234,505
567,000	China Shanshui Cement Group, Ltd.	254,393
255,000	Country Garden Holdings Co., Ltd.	132,491
128,000	ENN Energy Holdings, Ltd.	684,033
540,000	Evergrande Real Estate Group, Ltd. *	201,203
820,000	Geely Automobile Holdings, Ltd.	357,333
78,500	Longfor Properties Co., Ltd.	116,388
184,000	MStar Semiconductor, Inc.	1,326,082
441,500	Parkson Retail Group, Ltd.	183,855
620,373	Sands China, Ltd.	2,939,360
77,000	Shimao Property Holdings, Ltd.	153,278

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Cayman Islands — continued
824,000	Soho China, Ltd.	652,286
48,400	Tencent Holdings, Ltd.	1,898,223

	Total Cayman Islands	11,919,825

	Chile — 1.7%
6,919,299	Banco de Chile	1,002,450
77,632,252	Banco Santander Chile	4,795,003
18,229	Empresas COPEC SA	239,597
58,800	Enersis SA, Sponsored ADR	961,968
66,440	ENTEL Chile SA	1,116,208
62,710	SACI Falabella	681,705
13,650	Sociedad Quimica y Minera de Chile SA, Sponsored ADR ‡	551,460

	Total Chile	9,348,391

	China — 7.5%
14,750,000	Bank of China, Ltd. Class H	6,066,320
659,000	Bank of Communications Co., Ltd. Class H	424,813
2,306,000	China BlueChemical, Ltd. Class H	1,403,279
682,000	China Citic Bank Corp., Ltd. Class H	314,782
579,000	China Communications Construction Co., Ltd. Class H	453,117
2,006,000	China Communications Services Corp., Ltd. Class H	1,267,271
10,388,000	China Construction Bank Corp. Class H	7,352,701
367,000	China Longyuan Power Group Corp. Class H	380,421
144,000	China Merchants Bank Co., Ltd. Class H	240,237
775,500	China Minsheng Banking Corp., Ltd. Class H	758,868
332,000	China Oilfield Services, Ltd. Class H	649,759
12,100	China Petroleum & Chemical Corp., ADR ‡	1,107,150
2,570,000	China Petroleum & Chemical Corp. Class H	1,809,124
750,500	China Railway Construction Corp. Class H	652,159
2,868,000	China Railway Group, Ltd. Class H	1,323,746
2,366,000	China Telecom Corp., Ltd. Class H	1,128,649
641,000	Chongqing Rural Commercial Bank Class H	272,718
274,000	Dongfeng Motor Group Co., Ltd. Class H	365,976
645,200	Guangzhou R&F Properties Co., Ltd. Class H	931,655
9,449,000	Industrial & Commercial Bank of China Class H	5,957,133
1,320,000	Jiangsu Expressway Co., Ltd. Class H	1,361,465
1,202,000	Jiangxi Copper Co., Ltd. Class H	2,039,403
8,300	PetroChina Co., Ltd., ADR	918,561
1,250,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H *	419,012
84,000	Sinopharm Group Co., Ltd. Class H	210,965
198,561	Tsingtao Brewery Co., Ltd. Class H	1,423,349
1,870,000	Zhejiang Expressway Co., Ltd. Class H	1,523,706

	Total China	40,756,339

	Colombia — 0.6%
1,258,669	Ecopetrol SA	2,659,091
7,243	Ecopetrol SA, Sponsored ADR ‡	304,641

	Total Colombia	2,963,732

	Czech Republic — 0.5%
38,441	CEZ AS	921,443

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Czech Republic — continued
9,370	Komercni Banka AS	1,739,609

	Total Czech Republic	2,661,052

	Hong Kong — 4.2%
58,500	China Mobile, Ltd., Sponsored ADR ‡	3,028,545
317,000	China Mobile, Ltd.	3,318,623
352,000	China Overseas Land & Investment, Ltd.	918,989
112,000	China Resources Power Holdings Co., Ltd.	267,425
10,100	CNOOC, Ltd., ADR ‡	1,691,548
1,016,000	CNOOC, Ltd.	1,723,821
940,000	Guangdong Investment, Ltd.	816,827
675,476	Hongkong Electric Holdings	5,830,464
424,186	Link (The) REIT	2,089,115
7,366,000	Shougang Fushan Resources Group, Ltd.	2,896,504
184,000	Sino-Ocean Land Holdings, Ltd.	99,397

	Total Hong Kong	22,681,258

	Hungary — 0.1%
3,142	MOL Hungarian Oil and Gas Plc	235,035
4,404	OTP Bank Nyrt	92,417

	Total Hungary	327,452

	India — 11.6%
18,600	Asian Paints, Ltd.	1,447,623
65,168	Axis Bank, Ltd.	1,456,561
88,102	Bajaj Auto, Ltd.	2,855,291
87,581	Bharat Heavy Electricals, Ltd.	257,769
270,400	Cipla, Ltd.	1,779,384
29,264	Colgate-Palmolive India, Ltd.	668,652
53,900	Dr. Reddy’s Laboratories, Ltd., ADR	2,038,498
51,868	HDFC Bank, Ltd.	581,742
250,259	HDFC Bank, Ltd., ADR	9,069,386
641,869	Hindustan Unilever, Ltd.	6,326,879
542,229	Housing Development Finance Corp.	7,911,023
12,662	ICICI Bank, Ltd.	227,405
51,200	ICICI Bank, Ltd., Sponsored ADR	1,958,400
29,050	Infosys, Ltd.	1,218,707
61,600	Infosys, Ltd., Sponsored ADR ‡	2,537,304
1,449,900	ITC, Ltd.	7,874,720
149,397	Kotak Mahindra Bank, Ltd.	1,820,418
26,192	Nestle India, Ltd.	2,142,080
114,725	NTPC, Ltd.	278,101
248,367	Oil India, Ltd.	2,386,915
132,192	Power Finance Corp., Ltd.	320,442
25,147	Reliance Industries, Ltd., GDR 144A	723,982
57,774	Rural Electrification Corp., Ltd.	194,686
4,147	State Bank of India, GDR	277,434
158,400	Sun Pharmaceutical Industries, Ltd.	2,688,202
80,977	Tata Consultancy Services, Ltd.	2,072,630
2,300	Tata Motors, Ltd., Sponsored ADR ‡	53,912
45,393	Wipro, Ltd., ADR ‡	330,461
261,556	Wipro, Ltd.	1,536,105

	Total India	63,034,712

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Indonesia — 2.7%
1,647,238	Bank Central Asia Tbk PT	1,659,686
952,500	Bank Negara Indonesia Persero Tbk PT	412,670
5,372,500	Bumi Resources Tbk PT	297,720
24,500	Indo Tambangraya Megah Tbk PT	69,489
242,000	Indocement Tunggal Prakarsa Tbk PT	596,161
2,087,500	Indofood Sukses Makmur Tbk PT	1,545,907
4,732,500	Perusahaan Gas Negara Persero Tbk PT	2,741,751
800,469	Semen Gresik Persero Tbk PT	1,379,146
636,500	Tambang Batubara Bukit Asam Persero Tbk PT	852,942
14,400	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	615,456
619,000	Telekomunikasi Indonesia Tbk PT	701,637
1,157,665	Unilever Indonesia Tbk PT	3,586,720

	Total Indonesia	14,459,285

	Malaysia — 4.2%
842,600	Alliance Financial Group Bhd	1,413,445
912,400	AMMB Holdings Bhd	2,119,644
53,161	British American Tobacco Malaysia Bhd	1,002,816
102,000	CIMB Group Holdings Bhd	267,308
411,400	DiGi.Com Bhd	619,802
312,600	Genting Bhd	1,032,931
1,600,300	Genting Malaysia Bhd	1,970,301
1,297,313	Malayan Banking Bhd	4,270,313
264,600	Parkson Holdings Bhd	326,615
337,100	Petronas Chemicals Group Bhd	706,315
556,800	Public Bank Bhd	2,985,343
106,200	Public Bank Bhd (Foreign Market)	573,436
9,900	Sime Darby Bhd	30,018
563,000	Tenaga Nasional Bhd	1,477,218
916,300	UMW Holdings Bhd	4,234,208

	Total Malaysia	23,029,713

	Mexico — 8.1%
915,200	Alfa SAB de CV Class A	2,189,311
85,800	America Movil SA de CV Series L, ADR	1,866,150
123,300	Arca Continental SAB de CV	940,142
15,440	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,166,078
691,755	Compartamos SAB de CV	1,187,988
50,551	Fomento Economico Mexicano SA de CV, Sponsored ADR	5,216,358
122,700	Grupo Aeroportuario del Pacifico SAB de CV	621,137
154,000	Grupo Bimbo SAB de CV Series A	464,630
168,934	Grupo Carso SAB de CV Series A-1	801,752
168,900	Grupo Financiero Banorte SAB de CV Series O	1,003,609
700,300	Grupo Financiero Inbursa SAB de CV Series O	1,532,226
314,162	Grupo Financiero Santander Mexico SAB de CV Class B, ADR *	4,464,242
1,714,769	Grupo Mexico SAB de CV Series B	4,936,633
99,289	Grupo Televisa SAB, Sponsored ADR	2,466,339
155,830	Industrias Penoles SAB de CV	4,617,890
786,000	Kimberly-Clark de Mexico SAB de CV	2,564,516
21,299	Promotora y Operadora de Infraestructura SAB de CV *	194,564
2,373,720	Wal-Mart de Mexico SAB de CV	6,618,647

	Total Mexico	43,852,212

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 0.0%
6,386	Yandex NV Class A *	176,445

	Peru — 0.2%
79,112	Cia de Minas Buenaventura SA, ADR	1,167,693

	Philippines — 0.8%
1,520,200	Aboitiz Equity Ventures, Inc.	1,766,529
436,610	Bank of the Philippine Islands	970,244
68,700	SM Investments Corp.	1,701,597

	Total Philippines	4,438,370

	Poland — 1.1%
159,017	PGE SA	735,096
172,996	Powszechna Kasa Oszczednosci Bank Polski SA	1,848,697
25,299	Powszechny Zaklad Ubezpieczen SA	3,111,351
157,683	Tauron Polska Energia SA	204,006

	Total Poland	5,899,150

	Russia — 2.7%
211,466	Gazprom OAO, Sponsored ADR *	1,391,446
46,550	LUKOIL OAO, Sponsored ADR	2,683,608
45,396	LUKOIL OAO, Sponsored ADR	2,605,730
20,439	Magnit OJSC, GDR *	1,169,111
67,191	MMC Norilsk Nickel OJSC, ADR	968,222
111,987	Rosneft Oil Co., Reg S, GDR ‡‡‡	767,111
26,438	Sistema JSFC, Reg S, GDR ‡‡‡	522,151
113,056	Surgutneftegas OAO, Sponsored ADR *	886,359
28,513	Tatneft, Sponsored ADR *	1,035,877
42,208	Tatneft OAO, Sponsored ADR *	1,533,417
12,908	Uralkali (Ordinary Shares), GDR	427,255
279,780	VTB Bank OJSC, GDR *	794,575

	Total Russia	14,784,862

	Singapore — 0.4%
191,000	DBS Group Holdings, Ltd.	2,334,227

	South Africa — 4.5%
75,334	ABSA Group, Ltd.	1,126,914
336,979	African Bank Investments, Ltd.	553,983
17,472	Bidvest Group, Ltd.	431,115
13,489	Growthpoint Properties, Ltd.	35,859
41,157	Imperial Holdings, Ltd.	870,055
59,922	Kumba Iron Ore, Ltd.	2,780,247
49,079	Liberty Holdings, Ltd.	592,970
294,456	MMI Holdings, Ltd.	657,596
127,988	MTN Group, Ltd.	2,372,249
19,303	Naspers, Ltd.	1,419,453
11,641	Nedbank Group, Ltd.	205,833
964,590	Redefine Properties, Ltd.	1,019,275
143,355	Remgro, Ltd.	2,742,997
134,039	Reunert, Ltd.	931,652
106,487	RMB Holdings, Ltd.	422,636

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
65,383	Salam, Ltd.	302,967
57,970	Sasol, Ltd.	2,519,983
142,638	Spar Group, Ltd. (The)	1,724,065
100,875	Standard Bank Group, Ltd.	1,132,801
36,347	Tiger Brands, Ltd.	1,083,395
69,374	Truworths International, Ltd.	607,630
158,912	Woolworths Holdings, Ltd.	1,031,058

	Total South Africa	24,564,733

	South Korea — 7.8%
13,254	Daelim Industrial Co., Ltd.	1,007,353
14,610	DGB Financial Group, Inc.	199,568
45,625	Dongbu Insurance Co., Ltd.	1,929,589
45,240	Halla Visteon Climate Control Corp.	1,435,970
2	Hana Financial Group, Inc.	58
7,440	Hanwha Corp.	191,529
37,610	Hanwha Life Insurance Co., Ltd.	216,693
16,099	Hyosung Corp.	831,698
7,277	Hyundai Engineering & Construction Co., Ltd.	356,188
1,226	Hyundai Heavy Industries Co., Ltd.	196,989
10,330	Hyundai Hysco Co., Ltd.	309,796
80,510	Hyundai Marine & Fire Insurance Co., Ltd.	2,136,030
1,687	Hyundai Mobis	403,267
7,614	Hyundai Wia Corp.	1,133,383
57,180	Industrial Bank of Korea	548,243
117,330	Kangwon Land, Inc.	3,246,467
1,497	KCC Corp.	429,943
10,721	Kia Motors Corp.	582,964
5,856	Korea Gas Corp.	270,738
1,853	Korea Zinc Co., Ltd.	449,438
59,000	KT Corp., Sponsored ADR	915,680
51,644	KT&G Corp.	3,355,357
2,381	LG Chem, Ltd.	527,466
6,314	LG Corp.	351,070
43,800	LG Display Co., Ltd., ADR * ‡	519,906
4,365	LG Household & Health Care, Ltd.	2,132,718
5,140	NHN Corp.	1,307,447
1,911	Orion Corp. Republic of South Korea	1,594,661
15,551	S1 Corp. Korea	855,131
20,050	Samsung Card Co., Ltd.	682,934
10,027	Samsung Electronics Co., Ltd., GDR 144A	5,845,741
10,034	Samsung Engineering Co., Ltd.	651,039
3,910	Samsung Fire & Marine Insurance Co., Ltd.	797,715
64,680	Samsung Heavy Industries Co., Ltd.	2,027,533
4,346	SK Holdings Co., Ltd.	645,022
2,250	SK Innovation Co., Ltd.	266,954
37,200	SK Telecom Co., Ltd., ADR ‡	756,276
16,170	SK Telecom Co., Ltd.	2,973,338
33,790	Woori Finance Holdings Co., Ltd.	312,144

	Total South Korea	42,394,036

	Taiwan — 7.4%
111,000	Asustek Computer, Inc.	955,524
1,534,000	AU Optronics Corp. *	557,893
407,000	Catcher Technology Co., Ltd.	2,118,448

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
282,000	Cheng Shin Rubber Industry Co., Ltd.	890,100
122,000	Chicony Electronics Co., Ltd.	317,507
2,307,000	Chimei Innolux Corp. *	1,150,767
1,035,000	China Motor Corp.	913,408
225	China Petrochemical Development Corp.	115
68,000	Delta Electronics, Inc.	309,699
496,000	Evergreen Marine Corp. Taiwan, Ltd. *	271,409
218,000	Far EasTone Telecommunications Co., Ltd.	585,533
959,000	Farglory Land Development Co., Ltd.	1,759,868
63,000	Feng Hsin Iron & Steel Co.	111,408
850	Foxconn Technology Co., Ltd.	2,065
317,997	Fubon Financial Holding Co., Ltd.	433,425
45,000	Giant Manufacturing Co., Ltd.	309,299
265,000	Highwealth Construction Corp.	557,038
579,700	Hon Hai Precision Industry Co., Ltd.	1,431,310
229,000	Kinsus Interconnect Technology Corp.	871,042
9,000	Largan Precision Co., Ltd.	288,279
978,575	Lite-On Technology Corp.	1,717,428
283,000	Mega Financial Holding Co., Ltd.	214,816
81,000	Novatek Microelectronics Corp.	393,230
192,000	President Chain Store Corp.	1,258,817
955,000	Quanta Computer, Inc.	2,071,169
827,000	Radiant Opto-Electronics Corp.	2,712,425
399,220	Realtek Semiconductor Corp.	945,735
702,762	SinoPac Financial Holdings Co., Ltd.	334,135
440	Taiwan Business Bank *	131
353,000	Taiwan Cement Corp.	434,610
1,821,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,744,219
182,000	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,334,240
1,253,000	Teco Electric and Machinery Co., Ltd.	1,254,212
763,000	Transcend Information, Inc.	2,367,589
109,000	Tripod Technology Corp.	235,304
1,151,210	Uni-President Enterprises Corp.	2,243,191
445,000	Walsin Lihwa Corp. *	126,354

	Total Taiwan	40,221,742

	Thailand — 3.4%
110,800	Advanced Info Service PCL, ADR	1,007,435
37,100	Advanced Info Service PCL (Registered Shares)	337,327
331,600	Bangkok Bank PCL	2,223,853
152,200	Bangkok Bank PCL, NVDR	1,001,090
388,500	Bank of Ayudhya PCL, NVDR	444,680
426,000	CP All PCL, NVDR	535,676
1,564,900	CP All PCL Class F	1,967,793
353,373	Kasikornbank PCL	2,233,149
133,500	Kasikornbank PCL Class N, NVDR	822,134
1,822,200	Krung Thai Bank PCL, NVDR	1,192,670
920,900	PTT Global Chemical PCL	2,048,754
68,700	PTT PCL	742,044
312,600	Siam Commercial Bank PCL	1,733,587
59,600	Siam Commercial Bank PCL, NVDR	330,524
3,485,000	Thai Beverage PCL Class C	1,621,186

	Total Thailand	18,241,902

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Turkey — 1.3%
93,154	Arcelik AS	615,571
36,952	BIM Birlesik Magazalar AS	800,536
134,345	TAV Havalimanlari Holding AS	786,804
519,954	Turk Hava Yollari AS	2,021,123
424,756	Turk Telekomunikasyon AS	1,651,077
93,685	Turkcell Iletisim Hizmetleri AS *	543,819
90,730	Turkiye Halk Bankasi AS	768,838

	Total Turkey	7,187,768

	United Kingdom — 5.1%
191,770	British American Tobacco Plc	9,908,593
612,316	HSBC Holdings Plc	6,418,134
16,844	Randgold Resources, Ltd., ADR ‡	1,078,858
16,429	Randgold Resources, Ltd.	1,017,895
162,845	SABMiller Plc	7,873,882
55,758	Standard Chartered Plc	1,206,788
12,927	Standard Chartered Plc (Hong Kong Exchange)	284,328

	Total United Kingdom	27,788,478

	United States — 0.0%
3,500	Southern Copper Corp. ‡	96,670

	TOTAL COMMON STOCKS (COST $476,778,138)	467,409,190

	PREFERRED STOCKS — 1.7%
	Brazil — 1.7%
21,300	Aes Tiete SA, 11.75%	203,257
123,200	Braskem SA, 4.73%	918,541
8,194	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 1.63%	369,445
86,400	Cia de Bebidas das Americas, 2.81%	3,266,621
135,500	Cia Energetica de Sao Paulo, 6.81%	1,204,076
143,500	Cia Paranaense de Energia, 3.72%	1,798,094
42,800	Lojas Americanas SA, 0.70%	303,023
275,000	Usinas Siderurgicas de Minas Gerais SA, 0.68% Series A	924,945

	Total Brazil	8,988,002

	TOTAL PREFERRED STOCKS (COST $9,964,781)	8,988,002

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.2%
	Bank Deposit — 4.0%
21,599,970	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	21,599,970

	Securities Lending Collateral — 2.2%
12,235,522	State Street Navigator Securities Lending Prime Portfolio ***	12,235,522

	TOTAL SHORT-TERM INVESTMENTS (COST $33,835,492)	33,835,492

	TOTAL INVESTMENTS — 94.0% (COST $520,578,411)	510,232,684
	Other Assets and Liabilities (net) — 6.0%	32,669,178

	NET ASSETS — 100.0%	$542,901,862

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
***	Represents an investment of securities lending cash collateral.
‡	All or a portion of this security is out on loan.
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,569,723 which represents 1.2% of net assets.

A summary of outstanding financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
09/18/13	BRL	Royal Bank of Scotland Plc	13,965,000	$6,223,735	$133,003
09/23/13	CLP	Royal Bank of Scotland Plc	1,871,250,000	3,651,734	(50,532)
09/18/13	CZK	Royal Bank of Scotland Plc	81,100,000	4,060,096	(86,274)
09/18/13	HKD	Royal Bank of Scotland Plc	50,495,000	6,512,156	3,976
09/18/13	HUF	Royal Bank of Scotland Plc	3,362,450,000	14,724,839	(74,869)
09/18/13	ILS	Royal Bank of Scotland Plc	22,520,000	6,175,644	(3,405)
09/18/13	INR	Royal Bank of Scotland Plc	117,945,000	1,958,691	(42,073)
09/23/13	KRW	Royal Bank of Scotland Plc	21,195,352,000	18,490,342	(319,269)
09/18/13	MXN	Royal Bank of Scotland Plc	58,043,000	4,425,494	(67,705)
09/18/13	MYR	Royal Bank of Scotland Plc	53,587,000	16,875,669	(166,914)
09/18/13	PEN	Royal Bank of Scotland Plc	671,000	239,589	(3,972)
09/18/13	PLN	Royal Bank of Scotland Plc	66,691,000	19,923,398	(506,132)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

09/18/13	SGD	Royal Bank of Scotland Plc	11,550,000	9,107,835	(4,678)
09/18/13	THB	Royal Bank of Scotland Plc	30,421,000	976,946	(6,084)
09/18/13	TRY	Royal Bank of Scotland Plc	14,070,000	7,204,176	(179,712)
09/18/13	TWD	Royal Bank of Scotland Plc	537,373,000	17,944,589	(84,763)
09/18/13	ZAR	Royal Bank of Scotland Plc	59,400,000	5,916,979	80,852

					$(1,378,551)

Sales
09/18/13	BRL	Royal Bank of Scotland Plc	37,057,000	$16,515,071	$476,299
09/23/13	CLP	Royal Bank of Scotland Plc	500,533,000	976,787	3,802
09/18/13	COP	Royal Bank of Scotland Plc	11,933,000,000	6,133,799	95,485
09/18/13	CZK	Royal Bank of Scotland Plc	18,390,000	920,656	18,723
09/18/13	HKD	Royal Bank of Scotland Plc	38,642,000	4,983,518	(3,157)
09/18/13	HUF	Royal Bank of Scotland Plc	437,000,000	1,913,710	1,295
09/18/13	IDR	Royal Bank of Scotland Plc	41,056,923,523	4,096,024	(55,436)
09/18/13	ILS	Royal Bank of Scotland Plc	100,000	27,423	(23)
09/18/13	INR	Royal Bank of Scotland Plc	474,233,000	7,875,499	165,369
09/23/13	KRW	Royal Bank of Scotland Plc	3,723,073,000	3,247,924	39,284
09/18/13	MXN	Royal Bank of Scotland Plc	89,409,000	6,816,998	47,842
09/18/13	MYR	Royal Bank of Scotland Plc	35,717,000	11,248,032	86,256
09/18/13	PEN	Royal Bank of Scotland Plc	246,000	87,837	934
09/18/13	PHP	Royal Bank of Scotland Plc	261,100,000	6,037,991	142,078
09/18/13	PLN	Royal Bank of Scotland Plc	14,969,000	4,471,868	104,233
09/18/13	RUB	Royal Bank of Scotland Plc	225,708,000	6,781,937	90,145
09/18/13	SGD	Royal Bank of Scotland Plc	32,556,000	25,672,265	308,691
09/18/13	THB	Royal Bank of Scotland Plc	47,056,000	1,511,166	8,730
09/18/13	TRY	Royal Bank of Scotland Plc	22,928,000	11,739,683	302,524
09/18/13	TWD	Royal Bank of Scotland Plc	45,251,000	1,511,074	13,527
09/18/13	ZAR	Royal Bank of Scotland Plc	34,267,000	3,413,419	(26,459)

					$1,820,142

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nouveau Sol

PHP – Philippines Peso

PLN – Polish Zloty

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

TWD – Taiwan Dollar

ZAR – South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
42	FTSE Bursa Malaysia KLCI Index	July 2013	$1,174,790	$19,102
213	FTSE/JSE Top 40 Index	September 2013	7,467,831	(350,741)
60	H-shares Index	July 2013	3,575,393	131,002
51	MSCI Singapore Index	July 2013	2,842,135	91,508
258	MSCI Taiwan Index	July 2013	7,211,100	300,415
81	TurkDEX-BIST 30 Index	August 2013	386,854	6,829

				$198,115

Sales
33	KOSPI 200 Index	September 2013	$3,496,344	$177,502
34	Mexico Bolsa Index	September 2013	1,065,507	(34,272)
16	SET50 Index	September 2013	503,240	(32,952)
861	SGX CNX Nifty Index	July 2013	10,034,094	(403,076)

				$(292,798)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
52	Brazil Bovespa Stock Index	08/14/2013	Goldman Sachs	$1,075,589	$792
50	Hang Seng China Enterprises Index	07/30/2013	Goldman Sachs	57,238	2,336
297	MSCI Daily Total Return Net Turkey Index	09/18/2013	Goldman Sachs	136,899	(2,232)
886	MSCI Daily Total Return Net Turkey Index	09/18/2013	Goldman Sachs	428,351	(24,484)
16	MSCI Daily Total Return Net Turkey Index	09/18/2013	Goldman Sachs	7,504	(212)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

788	MSCI Daily Total Return Net Turkey Index	09/18/2013	Goldman Sachs	371,555	(14,531)
863	MSCI Daily Total Return Net Turkey Index	09/18/2013	Goldman Sachs	395,587	(291)
3,900	MSCI Taiwan Index	07/30/2013	Goldman Sachs	1,049,040	41,010
21	Russian Trading System Index	09/16/2013	Goldman Sachs	2,617,634	28,988
4,860	Warsaw WIG 20 Index	09/20/2013	Goldman Sachs	3,663,260	(326,828)

					$(295,452)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	17.8
Oil & Gas	5.7
Beverages	5.3
Telecommunications	4.9
Agriculture	4.7
Semiconductors	3.9
Food	3.4
Retail	3.4
Mining	3.3
Diversified Financial Services	3.1
Electric	2.5
Chemicals	2.2
Insurance	2.1
Computers	2.0
Household Products & Wares	1.9
Commercial Services	1.7
Holding Companies - Diversified	1.5
Auto Manufacturers	1.3
Electronics	1.3
Real Estate	1.3
Pharmaceuticals	1.2
Lodging	1.1
Engineering & Construction	1.0
Auto Parts & Equipment	0.8
Coal	0.8
Media	0.8
Iron & Steel	0.7
Metal Fabricate & Hardware	0.7
Cosmetics & Personal Care	0.6
Entertainment	0.6
Forest Products & Paper	0.6
Gas	0.6
Internet	0.6
Leisure Time	0.6
Software	0.6
Building Materials	0.5
Airlines	0.4
REITS	0.4
Shipbuilding	0.4
Water	0.3
Home Furnishings	0.2
Machinery - Diversified	0.2
Office & Business Equipment	0.2
Aerospace & Defense	0.1
Electrical Components & Equipment	0.1
Energy-Alternate Sources	0.1
Home Builders	0.1
Miscellaneous - Manufacturing	0.1
Oil & Gas Services	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Distribution & Wholesale	0.0
Transportation	0.0
Short-Term Investments and Other Assets and Liabilities (net)	12.2

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.2%
	Australia — 0.6%
11,983	Brickworks, Ltd.	139,302
181,043	Newcrest Mining, Ltd.	1,635,634
283,615	Telstra Corp., Ltd.	1,238,325
23,615	Woolworths, Ltd.	709,221

	Total Australia	3,722,482

	Austria — 0.1%
182	Agrana Beteiligungs AG	26,366
6,786	EVN AG	85,120
15,186	OMV AG	684,961

	Total Austria	796,447

	Bahamas — 0.0%
557	United International Enterprises	96,973

	Belgium — 0.5%
2,428	Elia System Operator SA	101,529
38,900	Groupe Bruxelles Lambert SA	2,923,113
47	Lotus Bakeries	39,587

	Total Belgium	3,064,229

	Bermuda — 0.1%
9,000	Guoco Group, Ltd.	102,110
13,600	Jardine Matheson Holdings, Ltd.	822,800
13,600	Transport International Holdings, Ltd.	28,721
5,000	Wing On Co. International, Ltd.	13,763

	Total Bermuda	967,394

	Canada — 3.9%
32,609	Agnico-Eagle Mines, Ltd.	896,404
26,500	Bank of Montreal	1,532,300
41,394	BCE, Inc.	1,697,982
34,007	Bell Aliant, Inc.	910,980
23,600	Canadian Imperial Bank of Commerce	1,669,751
63,100	Canadian Natural Resources, Ltd.	1,773,463
52,710	Cenovus Energy, Inc.	1,503,289
23,600	First Capital Realty, Inc.	399,318
24,700	Fortis, Inc.	753,678
8,900	George Weston, Ltd.	706,381
82,225	Goldcorp, Inc.	2,033,424
149,760	Kinross Gold Corp.	763,776
45,500	Manitoba Telecom Services, Inc.	1,537,153
25,500	Metro, Inc.	1,703,626
24,100	National Bank of Canada	1,714,265
89,487	Penn West Petroleum, Ltd.	946,773
40,941	Potash Corp. of Saskatchewan, Inc.	1,561,080
19,500	Rogers Communications, Inc. Class B	761,553
9,100	Saputo, Inc.	416,981
38,100	Shoppers Drug Mart Corp.	1,752,322
7,800	TELUS Corp.	226,987

	Total Canada	25,261,486

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Denmark — 1.2%
26,417	Coloplast AS Class B	1,479,185
14,658	GN Store Nord AS	276,650
19,245	H Lundbeck AS	342,765
5,958	Novo Nordisk AS Class B	927,214
866	Ringkjoebing Landbobank AS	143,525
10,287	Royal UNIBREW AS	903,540
4,650	SimCorp AS	137,762
220,955	TDC AS	1,788,233
61,144	Topdanmark AS *	1,555,732

	Total Denmark	7,554,606

	France — 3.3%
1,918	Bongrain SA	130,116
57,273	Bouygues SA	1,459,891
54,662	Carrefour SA	1,501,336
25,305	Cie de Saint-Gobain	1,022,963
125,413	Danone SA	9,399,617
8,096	Legrand SA	375,060
10,700	Neopost SA	709,328
26,200	Sanofi-Aventis	2,711,543
17,400	Sodexo	1,447,512
321	Stef	16,452
44,044	Total SA	2,147,182
5,100	Wendel SA	524,704

	Total France	21,445,704

	Germany — 1.4%
24,380	Adidas AG	2,634,734
22,700	DaimlerChrysler AG	1,371,613
15,818	Fielmann AG	1,651,050
3,900	Fraport AG Frankfurt Airport Services Worldwide	235,626
37,703	HeidelbergCement AG	2,532,254
2,485	Merck KGaA	378,086

	Total Germany	8,803,363

	Hong Kong — 0.5%
6,500	Aeon Stores Hong Kong Co., Ltd.	12,738
216,000	CLP Holdings, Ltd.	1,747,471
115,500	Hongkong Electric Holdings	996,954
33,000	Miramar Hotel & Investment Co., Ltd.	41,142
233,000	Regal Real Estate Investment Trust REIT	70,594
102,000	Sunlight Real Estate Investment Trust REIT	41,556

	Total Hong Kong	2,910,455

	Ireland — 0.3%
53,222	CRH Plc	1,077,636
29,100	Willis Group Holdings Plc	1,186,698

	Total Ireland	2,264,334

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Israel — 0.6%
22,666	Azrieli Group	672,443
2,456	Check Point Software Technologies, Ltd. *	122,014
54,519	Israel Chemicals, Ltd.	538,099
34,197	Osem Investments, Ltd.	713,934
11,597	Strauss Group, Ltd.	177,156
44,279	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,735,737

	Total Israel	3,959,383

	Italy — 0.0%
28,600	Italcementi Spa	182,533

	Japan — 8.3%
127,900	Aeon Co., Ltd.	1,676,406
41,200	Astellas Pharma, Inc.	2,235,546
29,900	Coca-Cola Central Co., Ltd.	453,008
39,300	Coca-Cola West Co., Ltd.	696,310
6,600	Doutor Nichires Holdings Co., Ltd.	92,952
2,900	Duskin Co., Ltd.	54,505
18,600	Dydo Drinco, Inc.	736,810
76,800	Fancl Corp.	920,038
15,800	Fanuc, Ltd.	2,287,250
4,800	Fukuda Denshi Co., Ltd.	175,890
5,600	Hirose Electric Co., Ltd.	737,384
88,200	House Foods Corp.	1,438,405
84,600	Hoya Corp.	1,745,059
15,300	Inageya Co., Ltd.	146,169
61,100	Ito En, Ltd.	1,412,247
22,300	Kao Corp.	757,663
51,000	KDDI Corp.	2,649,217
1,000	Kentucky Fried Chicken, Ltd.	21,050
96,700	Kewpie Corp.	1,425,165
8,200	Keyence Corp.	2,612,674
37,900	Kose Corp.	1,047,701
249,000	Lion Corp.	1,441,335
26,600	Matsumotokiyoshi Holdings Co., Ltd.	767,460
4,100	McDonald's Holdings Co., Ltd.	113,505
4,600	Medipal Holdings Corp.	62,238
7,900	Megmilk Snow Brand Co., Ltd.	117,544
5,200	MEIJI Holdings Co., Ltd.	249,439
27,600	MISUMI Group, Inc.	757,691
52,300	Mitsubishi Estate Co., Ltd.	1,390,490
125,000	Morinaga & Co., Ltd.	251,674
54,000	Morinaga Milk Industry Co., Ltd.	157,648
85,900	MS&AD Insurance Group Holdings	2,180,901
20,000	Nippon Flour Mills Co., Ltd.	100,669
32,700	Nippon Telegraph & Telephone Corp.	1,692,032
112,000	Nisshin Oillio Group, Ltd. (The)	409,282
28,200	Nissin Foods Holdings Co., Ltd.	1,139,810
85,400	NKSJ Holdings, Inc.	2,033,231
23,400	Noevir Holdings Co., Ltd.	364,893

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
33,700	Nomura Research Institute, Ltd.	1,095,797
1,168	NTT DoCoMo, Inc.	1,811,937
13,000	Ohsho Food Service Corp.	371,672
4,500	Okinawa Cellular Telephone Co.	100,116
12,500	Ono Pharmaceutical Co., Ltd.	846,882
50,000	Otsuka Holdings Co., Ltd.	1,648,462
1,000	Riken Vitamin Co., Ltd.	23,355
37,400	Royal Holdings Co., Ltd.	543,671
68,500	Secom Co., Ltd.	3,723,763
15,400	Shimachu Co., Ltd.	378,121
21,700	Shimano, Inc.	1,839,372
5,500	Shin-Etsu Chemical Co., Ltd.	364,323
20,000	Showa Sangyo Co., Ltd.	61,610
12,300	SMC Corp.	2,466,563
296	Starbucks Coffee Japan, Ltd.	251,794
1,500	Suzuken Co., Ltd.	50,435
20,800	Takeda Pharmaceutical Co., Ltd.	938,078
40,000	Yamazaki Baking Co., Ltd.	469,120
83	Yoshinoya Holdings Co., Ltd.	96,841

	Total Japan	53,633,203

	Malaysia — 0.0%
241,500	Genting Malaysia Bhd	297,337

	Mexico — 0.4%
79,437	Grupo Televisa SAB, Sponsored ADR	1,973,215
17,400	Industrias Penoles SAB de CV	515,634

	Total Mexico	2,488,849

	Micronesia — 0.1%
18,995	Costamare, Inc.	327,284

	Netherlands — 0.8%
54,003	TNT Express NV	404,468
115,867	Unilever NV, ADR	4,556,694

	Total Netherlands	4,961,162

	New Zealand — 0.3%
286,632	Air New Zealand, Ltd.	328,728
244,990	Argosy Property, Ltd.	185,422
208,192	Auckland International Airport, Ltd.	477,536
12,879	Contact Energy, Ltd.	50,926
238,347	Infratil, Ltd.	408,647
138,772	Sky Network Television, Ltd.	581,952
2,733	TrustPower, Ltd.	14,986
8,880	Warehouse Group, Ltd. (The)	24,415

	Total New Zealand	2,072,612

	Norway — 0.7%
211,512	Orkla ASA	1,723,673
54,084	Statoil ASA	1,109,838
88,004	Telenor ASA	1,735,276

	Total Norway	4,568,787

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.0%
9,710	Portucel SA	30,923
32,441	REN - Redes Energeticas Nacionais SGPS SA	92,897
87,499	Sonaecom SGPS SA	177,086

	Total Portugal	300,906

	Russia — 0.0%
2,899	IBS Group Holding, Ltd., Reg S, GDR ‡‡‡	70,591

	Singapore — 0.7%
29,000	Bukit Sembawang Estates, Ltd.	144,051
185,000	First Real Estate Investment Trust REIT	177,225
13,000	Great Eastern Holdings, Ltd.	178,656
15,000	Hong Leong Finance, Ltd.	30,159
275,000	M1, Ltd.	652,645
695,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	632,914
582,000	Singapore Post, Ltd.	596,547
44,000	Singapore Press Holdings, Ltd.	144,666
314,000	Singapore Telecommunications, Ltd.	933,360
306,000	StarHub, Ltd.	1,008,500

	Total Singapore	4,498,723

	South Africa — 0.3%
68,443	AngloGold Ashanti, Ltd., Sponsored ADR	978,735
91,352	Gold Fields, Ltd., Sponsored ADR	479,598
42,900	Harmony Gold Mining Co., Ltd., Sponsored ADR	163,449
11,875	Sibanye Gold, Ltd., Sponsored ADR *	34,912

	Total South Africa	1,656,694

	South Korea — 0.3%
19,862	KT&G Corp.	1,290,451
318	Lotte Confectionery Co., Ltd.	447,464

	Total South Korea	1,737,915

	Spain — 0.2%
21,100	Red Electrica Corp. SA	1,158,783

	Sweden — 0.5%
10,956	Axfood AB	455,482
49,500	Investor AB Class B	1,322,308
265,438	TeliaSonera AB	1,719,785

	Total Sweden	3,497,575

	Switzerland — 4.5%
4,761	Allreal Holding AG	668,246
4,010	Bank Coop AG	178,429
863	Banque Cantonale de Geneve	222,283

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
9,411	Basler Kantonalbank	760,917
1,875	Berner Kantonalbank AG	455,795
1,608	Galenica AG	1,009,514
280	Graubuendner Kantonalbank	342,398
1,601	Intershop Holdings	541,479
2,200	Kuehne + Nagel International AG	241,125
425	Luzerner Kantonalbank AG *	156,655
3,232	Mobimo Holding AG	656,545
143,291	Nestle SA	9,382,104
149,594	Novartis AG	10,609,055
19,531	PSP Swiss Property AG	1,688,565
6,137	Roche Holding AG	1,524,277
1,941	Swisscom AG	848,489
43	Walliser Kantonalbank	37,221

	Total Switzerland	29,323,097

	Thailand — 0.1%
58,100	Bangkok Bank PCL, NVDR	382,151

	United Kingdom — 5.7%
18,500	Anglo American Plc	355,226
65,292	Associated British Foods Plc	1,718,143
35,807	AstraZeneca Plc	1,691,709
16,127	British American Tobacco Plc	823,685
23,517	Cranswick Plc	411,968
27,786	Dairy Crest Group Plc	191,414
82,900	Fresnillo Plc	1,108,978
113,588	GlaxoSmithKline Plc	2,839,157
87,563	Greggs Plc	554,336
40,653	Imperial Tobacco Group Plc	1,405,812
305,163	J Sainsbury Plc	1,644,474
119,641	National Grid Plc	1,353,688
24,706	Next Plc	1,707,956
24,190	Reckitt Benckiser Group Plc	1,705,304
6,593	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	210,348
126,345	Smith & Nephew Plc	1,408,462
74,216	SSE Plc	1,714,341
115,603	Tate & Lyle Plc	1,445,638
1,974,326	Tesco Plc	9,923,644
29,872	The Berkeley Group Holdings Unit Plc	965,489
152,688	Vodafone Group Plc	435,027
2,353	Vodafone Group Plc, Sponsored ADR	67,625
717,731	WM Morrison Supermarkets Plc	2,849,910

	Total United Kingdom	36,532,334

	United States — 47.8%
25,300	3M Co.	2,766,555
10,825	Abbott Laboratories	377,576
1,274	Alleghany Corp. *	488,337
15,619	Allete, Inc.	778,607
18,500	Alliant Techsystems, Inc.	1,523,105
21,898	Altria Group, Inc.	766,211
47,875	Amdocs, Ltd.	1,775,684
39,860	American Electric Power Co., Inc.	1,784,931

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
172,540	American Express Co.	12,899,090
13,098	American Water Works Co., Inc.	540,031
8,142	AmerisourceBergen Corp.	454,568
8,200	Apache Corp.	687,406
37,065	AT&T, Inc.	1,312,101
14,200	Automatic Data Processing, Inc.	977,812
398,559	Bank of New York Mellon Corp. (The)	11,179,580
53,200	BB&T Corp.	1,802,416
16,192	Becton Dickinson and Co.	1,600,255
12	Berkshire Hathaway, Inc. Class A *	2,023,200
39,704	Campbell Soup Co.	1,778,342
118,369	Capitol Federal Financial, Inc.	1,437,000
13,564	CenturyLink, Inc.	479,487
26,121	Church & Dwight Co., Inc.	1,611,927
32,000	Cincinnati Financial Corp.	1,468,800
53,500	Cintas Corp.	2,436,390
167,596	Cisco Systems, Inc.	4,074,259
20,329	Cleco Corp.	943,875
18,809	Clorox Co. (The)	1,563,780
62,961	Coca-Cola Co. (The)	2,525,366
96,839	Colgate-Palmolive Co.	5,547,906
93,700	Comcast Corp. Class A	3,717,079
20,587	ConAgra Foods, Inc.	719,104
36,400	ConocoPhillips	2,202,200
30,864	Consolidated Edison, Inc.	1,799,680
9,321	CVS Caremark Corp.	532,975
28,504	Devon Energy Corp.	1,478,788
26,900	DTE Energy Co.	1,802,569
220,951	eBay, Inc. *	11,427,586
16,357	Edison International	787,753
12,446	El Paso Electric Co.	439,468
16,209	Eli Lilly & Co.	796,186
55,246	Empire District Electric Co. (The)	1,232,538
48,039	Entergy Corp.	3,347,358
57,300	FirstEnergy Corp.	2,139,582
35,710	General Mills, Inc.	1,733,006
16,532	Google, Inc. Class A *	14,554,277
62,421	Great Plains Energy, Inc.	1,406,969
14,393	H&R Block, Inc.	399,406
4,200	Helmerich & Payne, Inc.	262,290
20,187	Hershey Co. (The)	1,802,295
28,511	Hormel Foods Corp.	1,099,954
7,785	IDACORP, Inc.	371,812
128,032	Intel Corp.	3,100,935
15,506	Jack Henry & Associates, Inc.	730,798
17,219	JM Smucker Co. (The)	1,776,140
100,966	Johnson & Johnson	8,668,941
13,450	Kellogg Co.	863,894
18,187	Kimberly-Clark Corp.	1,766,685
17,391	Laboratory Corp. of America Holdings *	1,740,839
48,600	Linear Technology Corp.	1,790,424
16,900	Lockheed Martin Corp.	1,832,974
43,013	Lorillard, Inc.	1,878,808
275,953	Lowe’s Cos., Inc.	11,286,478
10,500	Martin Marietta Materials, Inc.	1,033,410
12,146	Mastercard, Inc. Class A	6,977,877
89,200	McDonald’s Corp.	8,830,800

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
4,604	McKesson Corp.	527,158
522,116	Microsoft Corp.	18,028,665
18,571	NetApp, Inc. *	701,612
14,100	Newmont Mining Corp.	422,295
23,200	Northrop Grumman Corp.	1,920,960
37,000	Omnicom Group, Inc.	2,326,190
397,479	Oracle Corp.	12,210,555
14,286	Otter Tail Corp.	405,722
3,402	Owens & Minor, Inc.	115,090
19,479	PepsiCo, Inc.	1,593,187
55,273	Pfizer, Inc.	1,548,197
4,789	Philip Morris International, Inc.	414,823
5,707	Piedmont Office Realty Trust, Inc. REIT	102,041
32,949	Pinnacle West Capital Corp.	1,827,681
35,300	Plum Creek Timber Co., Inc. REIT	1,647,451
58,240	Portland General Electric Co.	1,781,562
43,993	PPL Corp.	1,331,228
11,200	Procter & Gamble Co. (The)	862,288
15,600	Rayonier, Inc. REIT	864,084
100,164	Retail Opportunity Investments Corp. REIT	1,392,280
1,718	Reynolds American, Inc.	83,100
6,024	San Juan Basin Royalty Trust	96,685
36,244	SCANA Corp.	1,779,580
31,700	Scotts Miracle-Gro Co. (The) Class A	1,531,427
17,837	Southern Co. (The)	787,147
109,157	State Street Corp.	7,118,128
103,000	Sysco Corp.	3,518,480
134,464	Target Corp.	9,259,191
26,444	TECO Energy, Inc.	454,572
3,916	UIL Holdings Corp.	149,787
25,912	UNS Energy Corp.	1,159,044
244,192	US Bancorp	8,827,541
30,288	Vector Group, Ltd.	491,271
11,575	Vectren Corp.	391,582
35,163	Verizon Communications, Inc.	1,770,105
44,093	Visa, Inc. Class A	8,057,996
21,700	Vulcan Materials Co.	1,050,497
120,825	Wal-Mart Stores, Inc.	9,000,254
25,700	WellPoint, Inc.	2,103,288
249,242	Wells Fargo & Co.	10,286,217
56,556	Westar Energy, Inc.	1,807,530
55,412	Weyerhaeuser Co. REIT	1,578,688
13,523	Wisconsin Energy Corp.	554,308
30,200	WR Berkley Corp.	1,233,972
62,128	Xcel Energy, Inc.	1,760,708
138,483	Yum! Brands, Inc.	9,602,411

	Total United States	308,413,053

	TOTAL COMMON STOCKS (COST $514,934,145)	536,950,445

	INVESTMENT COMPANY — 1.2%
	United States — 1.2%
61,900	SPDR Gold Shares *	7,375,385

	TOTAL INVESTMENT COMPANY (COST $9,197,823)	7,375,385

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	Japan — 0.0%
113	Shinkin Central Bank, 3.85%	190,769

	Sweden — 0.0%
31,273	Sagax AB, 6.85%	135,296

	United States — 0.1%
19,296	Wachovia Preferred Funding Corp. REIT, 7.25%	517,133

	TOTAL PREFERRED STOCKS (COST $875,030)	843,198

	WARRANTS — 0.1%
	United States — 0.1%
38,200	JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18 *	595,920

	TOTAL WARRANTS (COST $516,264)	595,920

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 7.4%
	Bank Deposit — 7.4%
47,480,147	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	47,480,147

	TOTAL SHORT-TERM INVESTMENTS (COST $47,480,147)	47,480,147

	TOTAL INVESTMENTS — 92.0% (COST $573,003,409)	593,245,095
	Other Assets and Liabilities (net) — 8.0%	51,925,459

	NET ASSETS — 100.0%	$645,170,554

Notes to Schedule of Investments:

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security
‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

A summary of outstanding financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
07/17/13	JPY	JPMorgan Chase Bank	59,920,000	$603,245	$(56,155)

Sales
11/13/13	EUR	Bank of New York	1,946,000	$2,531,097	$20,157
09/18/13	EUR	Goldman Sachs	1,015,000	1,319,797	2,062
12/18/13	EUR	HSBC Bank USA	580,000	754,526	19,328
07/17/13	EUR	JPMorgan Chase Bank	341,000	443,275	2,484
08/21/13	EUR	Mellon Bank, N.A.	528,000	686,464	19,266
10/16/13	EUR	UBS AG	683,000	888,224	6,417
11/13/13	JPY	Bank of New York	428,338,000	4,315,615	1,069
09/18/13	JPY	Goldman Sachs	273,215,000	2,751,421	76,224
12/18/13	JPY	HSBC Bank USA	154,968,000	1,561,840	68,786
07/17/13	JPY	JPMorgan Chase Bank	66,635,000	670,848	89,049
01/15/14	JPY	JPMorgan Chase Bank	80,126,000	807,780	31
08/21/13	JPY	Mellon Bank, N.A.	126,606,000	1,274,795	82,037
10/16/13	JPY	UBS AG	118,613,000	1,194,752	31,714

					$418,624

Currency Abbreviations

EUR – Euro

JPY – Japanese Yen

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	10.8
Retail	9.1
Banks	7.3
Electric	6.3
Pharmaceuticals	5.2
Software	5.0
Telecommunications	5.0
Internet	4.1
Commercial Services	3.3
Diversified Financial Services	2.1
Health Care - Products	1.9
Oil & Gas	1.9
Insurance	1.8
Mining	1.8
Cosmetics & Personal Care	1.7
Beverages	1.2
Commodity Fund	1.2
Electronics	1.2
Household Products & Wares	1.2
Agriculture	1.1
Media	1.0
Real Estate	1.0
Building Materials	0.9
Aerospace & Defense	0.8
Semiconductors	0.8
Holding Companies - Diversified	0.7
REITS	0.7
Health Care - Services	0.6
Advertising	0.4
Apparel	0.4
Chemicals	0.4
Hand & Machine Tools	0.4
Miscellaneous - Manufacturing	0.4
Textiles	0.4
Engineering & Construction	0.3
Leisure Time	0.3
Transportation	0.3
Auto Manufacturers	0.2
Computers	0.2
Forest Products & Paper	0.2
Investment Companies	0.2
Savings & Loans	0.2
Electrical Components & Equipment	0.1
Gas	0.1
Home Builders	0.1
Metal Fabricate & Hardware	0.1
Office & Business Equipment	0.1
Water	0.1
Airlines	0.0

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Distribution & Wholesale	0.0
Lodging	0.0
Short-Term Investments and Other Assets and Liabilities (net)	15.4

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.1%
	Asset Backed Securities — 8.4%
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,333
16,000	AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3, 0.61%, due 10/10/17	15,895
60,868	Bank of America Auto Trust, Series 2010-2, Class A4, 1.94%, due 06/15/17	61,142
92,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, due 07/20/16	91,837
80,000	Capital Auto Receivables Asset Trust, Series 2013-2, Class A2, 0.92%, due 09/20/16	79,988
100,000	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, due 07/15/20	116,518
100,000	CarMax Auto Owner Trust, Series 2012-3, Class A3, 0.52%, due 07/17/17	99,383
17,818	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	17,796
92,163	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	92,382
22,000	CNH Equipment Trust, Series 2012-B, Class A3, 0.86%, due 09/15/17	22,034
85,000	Fifth Third Auto Trust, Series 2013-A, Class A3, 0.61%, due 09/15/17	84,533
44,231	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	44,430
31,988	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	32,010
97,834	Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, due 08/15/16	98,010
100,000	Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, due 12/15/16 †	100,123
119,000	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.62%, due 07/25/16	118,536
100,000	Harley Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.65%, due 07/16/18	99,360
34,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.70%, due 02/16/16	34,020
108,000	Huntington Auto Trust, Series 2012-2, Class A3, 0.51%, due 04/17/17	107,519
29,941	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,401
5,076	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	5,083
83,000	John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, due 07/15/16	82,775
5,948	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	5,950
104,000	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A3, 0.47%, due 10/17/16	103,740
100,000	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, due 05/16/16	100,116
103,768	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	104,108
7,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class A3, 1.08%, due 04/15/16	7,026
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 ¤ 144A	1
53,000	USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, due 08/15/16	52,854
109,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.46%, due 01/20/17	108,552

		1,981,455

	Corporate Debt — 21.5%
15,000	ACE INA Holdings, Inc., 2.60%, due 11/23/15	15,577
20,000	ACE INA Holdings, Inc., 5.88%, due 06/15/14	20,952
20,000	ADT Corp. (The), 2.25%, due 07/15/17	19,645
15,000	Aetna, Inc., 6.00%, due 06/15/16	16,983
15,000	Aflac, Inc., 3.45%, due 08/15/15	15,778
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	45,884
25,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17 ‡	28,503
35,000	American Express Co., 7.25%, due 05/20/14	37,020
25,000	American Express Credit Corp., 5.13%, due 08/25/14	26,209
20,000	American International Group, Inc., 4.25%, due 09/15/14	20,753

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
20,000	American International Group, Inc., 5.60%, due 10/18/16	22,306
10,000	Amgen, Inc., 5.85%, due 06/01/17	11,426
20,000	Apache Corp., 5.63%, due 01/15/17	22,543
20,000	Arizona Public Service Co., 6.25%, due 08/01/16	22,965
10,000	Arrow Electronics, Inc., 3.38%, due 11/01/15	10,356
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,528
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,766
20,000	Bank of America Corp., 1.25%, due 01/11/16	19,735
40,000	Bank of America Corp., 1.50%, due 10/09/15	39,931
20,000	Bank of America Corp., 3.63%, due 03/17/16	20,906
20,000	Bank of America Corp., 4.75%, due 08/01/15	21,203
30,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	33,374
35,000	Bank of New York Mellon Corp. (The), 0.70%, due 10/23/15	34,899
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	25,845
25,000	Bank of Nova Scotia, 0.75%, due 10/09/15	24,906
40,000	Bank of Nova Scotia, 2.55%, due 01/12/17	41,203
20,000	Bank of Nova Scotia, 3.40%, due 01/22/15	20,805
40,000	BB&T Corp., 3.20%, due 03/15/16	41,952
5,000	Beam, Inc., 5.38%, due 01/15/16	5,468
80,000	BellSouth Corp., 5.20%, due 09/15/14	84,029
30,000	BHP Billiton Finance USA, Ltd., 1.63%, due 02/24/17	29,881
35,000	BlackRock, Inc., 3.50%, due 12/10/14	36,425
20,000	Boston Properties, LP, 5.00%, due 06/01/15	21,505
6,000	BP Capital Markets Plc, 0.70%, due 11/06/15	5,981
15,000	BP Capital Markets Plc, 1.38%, due 11/06/17	14,619
21,000	BP Capital Markets Plc, 1.85%, due 05/05/17	21,045
10,000	Cameron International Corp., 1.60%, due 04/30/15	10,074
20,000	Canadian Imperial Bank of Commerce, 1.55%, due 01/23/18	19,501
15,000	Canadian Imperial Bank of Commerce, 2.35%, due 12/11/15	15,528
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	26,360
10,000	Canadian Natural Resources, Ltd., 6.00%, due 08/15/16	11,375
20,000	Capital One Financial Corp., 2.15%, due 03/23/15	20,324
15,000	Capital One Financial Corp., 3.15%, due 07/15/16	15,591
10,000	Cardinal Health, Inc., 5.80%, due 10/15/16	11,359
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	25,738
15,000	CBS Corp., 1.95%, due 07/01/17	14,916
10,000	Celgene Corp., 1.90%, due 08/15/17	9,938
20,000	CenterPoint Energy Resources Corp., 6.13%, due 11/01/17	23,324
35,000	Cisco Systems, Inc., 5.50%, due 02/22/16	39,107
30,000	Citigroup, Inc., 4.45%, due 01/10/17	32,150
100,000	CME Group, Inc., 5.75%, due 02/15/14	103,108
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,828
20,000	Comerica, Inc., 3.00%, due 09/16/15	20,906
11,000	ConocoPhillips, 4.75%, due 02/01/14	11,269
70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.38%, due 01/19/17	73,578
16,000	COX Communications, Inc., 5.45%, due 12/15/14	17,078
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	86,425
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/15 144A	30,901
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	30,630
15,000	Dell, Inc., 2.30%, due 09/10/15	14,934
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	25,851
20,000	Devon Energy Corp., 1.88%, due 05/15/17	19,747
20,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	20,836
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	20,386
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,630
15,000	Eaton Corp., 0.95%, due 11/02/15 144A	14,949
25,000	eBay, Inc., 1.63%, due 10/15/15	25,547

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,278
35,000	Emerson Electric Co., 5.00%, due 12/15/14	37,195
10,000	Enterprise Products Operating LLC, 3.20%, due 02/01/16	10,504
25,000	ERAC USA Finance LLC, 2.75%, due 07/01/13 144A	25,000
15,000	Fifth Third Bancorp, 3.63%, due 01/25/16	15,845
25,000	France Telecom SA, 2.13%, due 09/16/15	25,382
25,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, due 02/13/15	24,894
12,000	Freeport-McMoRan Copper & Gold, Inc., 2.15%, due 03/01/17	11,756
15,000	General Dynamics Corp., 1.00%, due 11/15/17	14,475
80,000	General Electric Capital Corp., 1.00%, due 01/08/16	79,606
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	57,645
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	31,412
20,000	General Mills, Inc., 0.88%, due 01/29/16	19,897
15,000	Gilead Sciences, Inc., 2.40%, due 12/01/14	15,339
15,000	GlaxoSmithKline Capital, Inc., 0.70%, due 03/18/16	14,872
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	88,783
50,000	Goldman Sachs Group (The), Inc., 5.15%, due 01/15/14	51,062
10,000	HCP, Inc. REIT, 6.70%, due 01/30/18	11,716
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	45,956
20,000	Intel Corp., 1.95%, due 10/01/16	20,528
40,000	John Deere Capital Corp., 1.30%, due 03/12/18	38,791
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	20,169
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	35,298
15,000	Kellogg Co., 4.45%, due 05/30/16	16,268
15,000	Kentucky Utilities Co., 1.63%, due 11/01/15	15,324
8,000	Kroger Co. (The), 2.20%, due 01/15/17	8,039
10,000	Kroger Co. (The), 6.40%, due 08/15/17	11,551
5,000	Liberty Mutual Group, Inc., 6.70%, due 08/15/16 144A	5,695
20,000	Lockheed Martin Corp., 2.13%, due 09/15/16	20,434
10,000	Lowe’s Cos., Inc., 5.00%, due 10/15/15	10,949
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	15,824
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	48,076
100,000	Morgan Stanley, 4.10%, due 01/26/15	104,356
6,000	Mylan, Inc., 1.80%, due 06/24/16 144A	5,988
10,000	National Oilwell Varco, Inc., 1.35%, due 12/01/17	9,753
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	52,868
20,000	NBCUniversal Media LLC, 2.88%, due 04/01/16	20,919
20,000	New York Life Global Funding, 1.65%, due 05/15/17 144A	19,823
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	67,762
15,000	News America, Inc., 7.60%, due 10/11/15	17,084
40,000	NextEra Energy Capital Holdings, Inc., 7.88%, due 12/15/15	46,409
15,000	Nissan Motor Acceptance Corp., 1.00%, due 03/15/16 144A	14,846
10,000	Norfolk Southern Corp., 7.70%, due 05/15/17	12,070
25,000	Northern Trust Corp., 4.63%, due 05/01/14	25,865
20,000	Northrop Grumman Systems Corp., 7.75%, due 03/01/16	22,853
10,000	Novartis Capital Corp., 2.90%, due 04/24/15	10,428
20,000	NSTAR Electric Co., 4.88%, due 04/15/14	20,683
10,000	Nucor Corp., 5.75%, due 12/01/17	11,467
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	21,597
45,000	Oracle Corp., 5.25%, due 01/15/16	49,797
160,000	PacifiCorp, 5.45%, due 09/15/13	161,617
35,000	PC Financial Partnership, 5.00%, due 11/15/14	36,921
5,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 07/11/14 144A	5,073
18,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, due 05/11/15 144A	18,608
25,000	PG&E Corp., 5.75%, due 04/01/14	25,930
20,000	PNC Funding Corp., 2.70%, due 09/19/16	20,831
10,000	PNC Funding Corp., 4.25%, due 09/21/15	10,638

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	62,720
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	68,264
10,000	PSEG Power LLC, 5.50%, due 12/01/15	11,009
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,528
5,000	Quest Diagnostics, Inc., 5.45%, due 11/01/15	5,461
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,151
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	31,977
20,000	Royal Bank of Canada, 1.45%, due 10/30/14	20,219
40,000	Royal Bank of Canada, 2.30%, due 07/20/16	41,192
15,000	Ryder System, Inc., 2.50%, due 03/01/17	15,068
8,000	Ryder System, Inc., 3.50%, due 06/01/17	8,291
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	60,345
50,000	Sempra Energy, 2.00%, due 03/15/14	50,435
45,000	Shell International Finance BV, 4.00%, due 03/21/14	46,131
30,000	Southern California Edison Co., 4.15%, due 09/15/14	31,280
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	15,755
15,000	State Street Corp., 2.88%, due 03/07/16	15,672
10,000	Talisman Energy, Inc., 5.13%, due 05/15/15	10,690
35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	40,495
10,000	TD Ameritrade Holding Corp., 4.15%, due 12/01/14	10,474
5,000	Teck Resources, Ltd., 3.15%, due 01/15/17	5,103
20,000	TECO Finance, Inc., 4.00%, due 03/15/16	21,335
10,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	10,362
35,000	Teva Pharmaceutical Finance Co. BV, 2.40%, due 11/10/16	36,062
5,000	Thermo Fisher Scientific, Inc., 3.20%, due 03/01/16	5,193
35,000	Toronto-Dominion Bank (The), 2.38%, due 10/19/16	36,244
5,000	Total Capital International SA, 0.75%, due 01/25/16	4,964
22,000	Total Capital SA, 3.00%, due 06/24/15	23,001
10,000	Toyota Motor Credit Corp., 1.25%, due 11/17/14	10,107
11,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	10,692
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,654
20,000	TransCanada Pipelines, Ltd., 0.95%, due 06/30/16 †	20,048
10,000	Transocean, Inc., 4.95%, due 11/15/15	10,732
20,000	Tyson Foods, Inc., 6.60%, due 04/01/16	22,605
60,000	United Technologies Corp., 4.88%, due 05/01/15	64,670
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	15,730
70,000	US Bancorp, 1.38%, due 09/13/13	70,088
75,000	US Bancorp, 3.15%, due 03/04/15	77,869
10,000	Valero Energy Corp., 6.13%, due 06/15/17	11,498
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	38,805
15,000	Virginia Electric and Power Co., 5.95%, due 09/15/17	17,449
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	67,007
60,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	67,489
15,000	Waste Management, Inc., 6.38%, due 03/11/15	16,347
50,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50%, due 06/02/14 144A	53,123
30,000	WellPoint, Inc., 5.00%, due 12/15/14	31,733
50,000	Wells Fargo & Co., 2.63%, due 12/15/16	51,851
25,000	Westpac Banking Corp., 0.95%, due 01/12/16	24,926
20,000	Westpac Banking Corp., 3.00%, due 08/04/15	20,859
55,000	Westpac Banking Corp., 4.20%, due 02/27/15 ‡	58,080
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	15,599
65,000	Wyeth LLC, 5.50%, due 02/01/14	66,928
20,000	Xerox Corp., 2.95%, due 03/15/17	20,183

		5,043,036

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — 5.6%
60,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.89%, due 07/10/44 †	66,731
50,284	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	53,321
4,749	Commercial Mortgage Acceptance Corp., 5.44%, due 09/15/30 144A	4,747
220,935	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32 †	222,595
551	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	566
21,032	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	21,179
53,118	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	54,751
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.86%, due 03/15/39 †	98,541
90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38 †	92,622
47,688	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	49,161
49,886	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	51,798
96,826	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	99,160
90,430	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	91,732
44,042	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	44,813
34,584	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	35,526
79,643	Springleaf Mortgage Loan Trust, Series 2012-2A, Class A, 2.22%, due 10/25/57 † 144A	80,833
90,564	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A1, 0.80%, due 04/10/46	89,774
89,593	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	93,018
53,803	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	54,930

		1,305,798

	Mortgage Backed Securities - U.S. Government Agency Obligations — 9.3%
7,961	FHLMC, Pool # B14248, 4.00%, due 05/01/14	8,430
23,551	FHLMC, Pool # C91030, 5.50%, due 05/01/27	25,421
10,835	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	11,435
49,121	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	52,263
26,903	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	28,833
22,630	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	24,142
74	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	74
1,647	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	1,665
16,370	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	16,588
44,607	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	45,425
38,463	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	40,787
58,926	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	61,628
19,092	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	19,361
8,045	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	8,088
52,655	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	56,552
65,878	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	71,029
51,996	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	52,851
22,388	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	22,924
12,036	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	12,047
53,118	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	53,417
15,391	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	15,467
5,801	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	5,888
18,089	FNMA, Pool # 255598, 5.00%, due 12/01/14	19,245

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
50,637	FNMA, Pool # 254762, 5.00%, due 05/01/23	54,464
25,547	FNMA, Pool # 254831, 5.00%, due 08/01/23	27,482
66,842	FNMA, Pool # AL2193, 5.50%, due 07/01/25	72,180
88,326	FNMA, Pool # 254420, 6.00%, due 07/01/22	96,164
38,675	FNMA, Pool # AE0081, 6.00%, due 07/01/24	42,809
27,164	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	30,002
13,315	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	14,066
45,348	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	50,192
64,576	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	66,522
73,873	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	77,802
49,401	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	52,970
19,871	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	20,171
9,639	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	9,773
8,397	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	8,557
49,334	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	54,245
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	32,605
14,564	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	14,626
59,794	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	63,750
37,287	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	38,968
56,043	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	62,473
79,255	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	81,055
25,812	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	28,897
29,113	GNMA, Series 2003-105, Class VH, 4.50%, due 01/16/28	29,339
75,808	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	85,364
48,122	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	54,015
61,152	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	62,362
36,264	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	37,682
73,761	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	81,324
44,642	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	50,530
70,178	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	72,490
58,578	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	62,634

		2,189,073

	U.S. Government and Agency Obligations — 53.3%
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	119,770
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	238,612
80,000	Federal Home Loan Bank, 2.88%, due 09/11/15	84,104
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	133,264
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	315,005
150,000	FHLMC, 0.50%, due 10/15/13	150,167
200,000	FHLMC, 0.50%, due 05/13/16	198,881
500,000	FHLMC, 1.00%, due 08/20/14	504,245
100,000	FHLMC, 1.00%, due 03/08/17	99,600
100,000	FHLMC, 1.25%, due 05/12/17	100,234
490,000	FHLMC, 2.00%, due 08/25/16	508,023
235,000	FHLMC, 2.50%, due 05/27/16	246,943
175,000	FHLMC, 5.00%, due 01/30/14	179,896
250,000	FHLMC, 5.25%, due 04/18/16	281,606
50,000	FNMA, 1.13%, due 10/08/13	50,136
150,000	FNMA, 1.38%, due 11/15/16	152,187
100,000	FNMA, 2.25%, due 03/15/16	104,232
150,000	FNMA, 4.88%, due 12/15/16	169,872
200,000	U.S. Treasury Note, 0.13%, due 09/30/13	200,027
300,000	U.S. Treasury Note, 0.13%, due 12/31/13	300,018
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,027
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	250,835

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,551
150,000	U.S. Treasury Note, 0.63%, due 05/31/17	147,633
220,000	U.S. Treasury Note, 0.63%, due 08/31/17	215,505
205,000	U.S. Treasury Note, 0.63%, due 11/30/17	199,867
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	301,606
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	125,894
300,000	U.S. Treasury Note, 1.00%, due 03/31/17	300,328
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	302,561
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	203,586
450,000	U.S. Treasury Note, 1.38%, due 11/30/15	459,633
500,000	U.S. Treasury Note, 1.50%, due 12/31/13	503,428
320,000	U.S. Treasury Note, 1.50%, due 06/30/16	327,763
270,000	U.S. Treasury Note, 1.75%, due 07/31/15	277,667
100,000	U.S. Treasury Note, 1.88%, due 02/28/14	101,150
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	257,529
150,000	U.S. Treasury Note, 1.88%, due 10/31/17	154,359
125,000	U.S. Treasury Note, 2.00%, due 04/30/16	129,819
350,000	U.S. Treasury Note, 2.13%, due 11/30/14	359,345
200,000	U.S. Treasury Note, 2.13%, due 05/31/15	206,801
200,000	U.S. Treasury Note, 2.13%, due 12/31/15	208,039
135,000	U.S. Treasury Note, 2.13%, due 02/29/16	140,595
200,000	U.S. Treasury Note, 2.25%, due 01/31/15	206,254
160,000	U.S. Treasury Note, 2.38%, due 08/31/14	164,025
190,000	U.S. Treasury Note, 2.38%, due 03/31/16	199,322
340,000	U.S. Treasury Note, 2.50%, due 04/30/15	353,441
150,000	U.S. Treasury Note, 2.50%, due 06/30/17	158,508
450,000	U.S. Treasury Note, 2.63%, due 07/31/14	461,795
200,000	U.S. Treasury Note, 2.63%, due 04/30/16	211,234
100,000	U.S. Treasury Note, 2.75%, due 05/31/17	106,641
180,000	U.S. Treasury Note, 3.13%, due 10/31/16	193,669
160,000	U.S. Treasury Note, 3.25%, due 12/31/16	173,163
400,000	U.S. Treasury Note, 4.25%, due 08/15/13	402,078
130,000	U.S. Treasury Note, 4.25%, due 08/15/14	135,888
150,000	U.S. Treasury Note, 4.25%, due 08/15/15	162,228

		12,489,589

	TOTAL DEBT OBLIGATIONS (COST $23,008,787)	23,008,951

	Short-Term Investments — 2.0%
	Bank Deposit — 1.6%
365,867	State Street Bank & Trust Euro Time Deposit, 0.01%, due 07/01/13	365,867

	Securities Lending Collateral — 0.4%
86,895	State Street Navigator Securities Lending Prime Portfolio***	86,895

	TOTAL SHORT-TERM INVESTMENTS (COST $452,762)	452,762

	TOTAL INVESTMENTS — 100.1% (COST $23,461,549)	23,461,713
	Other Assets and Liabilities (net) — (0.1)%	(31,841)

	NET ASSETS — 100.0%	$23,429,872

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments:

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

‡	All or a portion of this security is out on loan.
***	Represents an investment of securities lending cash collateral.
¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2013 was $77,673.
†	Floating rate note. Rate shown is as of June 30, 2013.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $715,800 which represents 3.1% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer US Short Maturity Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.2
Short-Term Investments	1.9
Other Assets and Liabilities (net)	(0.1)

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

June 30, 2013 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), which commenced operations on May 1, 2012, Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), which commenced operations on November 6, 2012 and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds' investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the 1940 Act.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income

Large Cap Value	Long-term total return, which includes capital appreciation and income

Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation

Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation

Non-US Core Equity	Long-term total return, which includes capital appreciation and income

Core Opportunistic	Total return, consisting of both current income and capital appreciation

Emerging Markets	Long-term total return, which includes capital appreciation and income

Global Low Volatility	Long-term total return, which includes capital appreciation and income

Short Maturity	Safety of principal and a moderate level of income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2013, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at June 30, 2013, substantially all foreign equity securities held by the Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow Financial Accounting Standards Board (“FASB”) “Fair Value Measurements”. Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices unadjusted in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for TBA or when-issued securities, approximate fair value and are determined using Level 2 inputs, as of June 30, 2013. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at or due to a broker for TBA securities, swap contracts and futures contracts are determined using Level 1 inputs as of June 30, 2013.

At June 30, 2013, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, as shown in the schedules of investments, which are determined using Level 2 inputs. Small/Mid Cap Value also held one long-term Level 2 security which had a $0 value.

At June 30, 2013, Short Maturity held long-term investments and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, all determined using Level 2 inputs, with corresponding major categories, as shown in the schedule of investments.

The following is a summary of the inputs used as of June 30, 2013 in valuing the assets and liabilities of Large Cap Value, Non-US Core Equity, Core Opportunistic, Emerging Markets and Global Low Volatility for which fair valuation was used:

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,763,755	$—	$—	$1,763,755
Aerospace & Defense	8,023,345	—	—	8,023,345
Agriculture	197,640	—	—	197,640
Airlines	4,530,814	—	—	4,530,814
Auto Manufacturers	6,535,995	—	—	6,535,995
Auto Parts & Equipment	4,828,494	—	—	4,828,494
Banks	30,808,262	—	—	30,808,262
Beverages	4,062,988	—	—	4,062,988
Biotechnology	3,629,504	—	—	3,629,504
Chemicals	3,001,545	—	—	3,001,545
Commercial Services	11,140,666	—	—	11,140,666
Computers	12,072,820	—	—	12,072,820
Cosmetics & Personal Care	494,415	—	—	494,415
Diversified Financial Services	43,000,631	—	—	43,000,631
Electric	3,769,600	—	—	3,769,600
Electronics	814,119	—	—	814,119
Food	10,054,853	—	—	10,054,853
Forest Products & Paper	2,094,755	—	—	2,094,755
Health Care - Products	9,268,422	—	—	9,268,422
Health Care - Services	8,628,671	—	—	8,628,671
Housewares	750,750	—	—	750,750
Insurance	37,560,800	—	—	37,560,800
Internet	4,360,048	—	—	4,360,048
Leisure Time	1,049,960	—	—	1,049,960
Lodging	3,476,989	—	—	3,476,989
Machinery - Construction & Mining	2,048,305	—	—	2,048,305
Machinery - Diversified	4,659,522	—	—	4,659,522
Media	27,456,947	—	—	27,456,947
Miscellaneous - Manufacturing	14,223,696	—	—	14,223,696
Office & Business Equipment	2,404,549	—	—	2,404,549
Oil & Gas	48,199,183	—	—	48,199,183
Oil & Gas Services	7,312,556	—	—	7,312,556
Packaging & Containers	1,608,074	—	—	1,608,074
Pharmaceuticals	30,210,371	—	—	30,210,371
REITS	3,025,416	—	—	3,025,416
Retail	20,610,584	—	—	20,610,584
Semiconductors	8,160,408	—	—	8,160,408
Software	12,702,478	—	—	12,702,478
Telecommunications	20,193,076	—	—	20,193,076
Transportation	3,231,741	—	—	3,231,741

Total Common Stocks	421,966,747	—	—	421,966,747

Investment Company
Unaffiliated Fund	516,147	—	—	516,147

Total Investment Company	516,147	—	—	516,147

Preferred Stock
Auto Manufacturers	1,413,496	—	—	1,413,496

Total Preferred Stock	1,413,496	—	—	1,413,496

Short-Term Investments
Bank Deposit	—	6,896,741	—	6,896,741
Securities Lending Collateral	—	5,961,165	—	5,961,165

Total Short-Term Investments	—	12,857,906	—	12,857,906

Forward Foreign Currency Contracts
Sales	—	84,172	—	84,172
Total	$423,896,390	$12,942,078	$—	$436,838,468

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$52,251,832	$0	*	$—	$52,251,832
Austria	5,963,670	—		—	5,963,670
Belgium	6,966,542	—		—	6,966,542
Bermuda	17,119,471	—		—	17,119,471
Brazil	3,035,179	—		—	3,035,179
Canada	15,813,122	—		—	15,813,122
Cayman Islands	14,081,040	—		—	14,081,040
China	2,919,363	—		—	2,919,363
Denmark	25,644,366	—		—	25,644,366
Finland	24,419,950	—		—	24,419,950
France	139,360,635	—		—	139,360,635
Germany	139,753,259	—		—	139,753,259
Greece	3,381,226	—		—	3,381,226
Hong Kong	25,923,478	—		—	25,923,478
India	14,122,320	—		—	14,122,320
Indonesia	8,447,044	—		—	8,447,044
Ireland	5,102,503	—		—	5,102,503
Israel	6,405,515	—		—	6,405,515
Italy	45,690,292	—		—	45,690,292
Japan	422,758,486	—		—	422,758,486
Luxembourg	11,185,565	—		—	11,185,565
Malaysia	3,229,684	—		—	3,229,684
Malta	960,772	—		—	960,772
Mexico	6,584,984	—		—	6,584,984
Netherlands	34,411,434	—		—	34,411,434
New Zealand	2,094,662	—		—	2,094,662
Norway	16,381,988	—		—	16,381,988
Portugal	1,967,036	—		—	1,967,036
Russia	—	7,176,105		—	7,176,105
Singapore	6,426,053	—		—	6,426,053
South Africa	5,608,544	—		—	5,608,544
South Korea	23,339,890	—		—	23,339,890
Spain	49,524,014	—		—	49,524,014
Sweden	47,275,409	—		—	47,275,409
Switzerland	137,965,083	—		—	137,965,083
Taiwan	5,386,556	—		—	5,386,556
Thailand	—	6,658,435		—	6,658,435
United Kingdom	336,075,072	76,789		—	336,151,861

Total Common Stocks	1,667,576,039	13,911,329		—	1,681,487,368

Investment Companies
United States	21,838,417	—		—	21,838,417

Total Investment Companies	21,838,417	—		—	21,838,417

Preferred Stocks
Brazil	690,387	—		—	690,387
Germany	16,999,024	—		—	16,999,024

Total Preferred Stocks	17,689,411	—		—	17,689,411

Rights
Bermuda	—	2,185		—	2,185
Hong Kong	—	0	**	—	0
Spain	147,607	—		—	147,607

Total Rights	147,607	2,185		—	149,792

Options Purchased
Put Options	—	1,517,295		—	1,517,295

Total Options Purchased	—	1,517,295		—	1,517,295

Short-Term Investments
Bank Deposit	—	37,185,078		—	37,185,078
Securities Lending Collateral	—	87,380,636		—	87,380,636

Total Short-Term Investments	—	124,565,714		—	124,565,714

Total	$1,707,251,474	$139,996,523		$—	$1,847,247,997

*	Represents one security at $0 value as of June 30, 2013.
**	Represents one security at $0 value as of June 30, 2013.

Core Opportunistic

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$32,424,993	$—		$32,424,993
Bank Loans	—	8,043,958	—		8,043,958
Corporate Debt	—	362,086,730	0	*	362,086,730
Mortgage Backed Securities - Private Issuers	—	22,134,777	—		22,134,777
Mortgage Backed Securities - U.S. Government Agency Obligations	—	312,370,562	—		312,370,562
Municipal Obligations	—	48,434,005	—		48,434,005
Sovereign Debt Obligations	—	16,361,284	—		16,361,284
U.S. Government and Agency Obligations	—	304,291,557	—		304,291,557

Total Debt Obligations	—	1,106,147,866	0		1,106,147,866

Common Stocks
Auto Manufacturers	340,944	—	—		340,944
Building Materials	170,292	—	—		170,292
Diversified Financial Services	81,789	—	—		81,789

Total Common Stocks	593,025	—	—		593,025

Preferred Stocks
Banks	716,400	—	—		716,400
Diversified Financial Services	2,466,503	—	—		2,466,503

Total Preferred Stocks	3,182,903	—	—		3,182,903

Warrants
Auto Manufacturers	304,925	—	—		304,925
Media	24,560	—	—		24,560
Oil & Gas Services	5,795	—	—		5,795

Total Warrants	335,280	—	—		335,280

Options Purchased
Put Options	—	293,137	—		293,137

Total Options Purchased	—	293,137	—		293,137

Short-Term Investments
Bank Deposit	—	73,902,193	—		73,902,193
Certificates of Deposit	—	8,079,691	—		8,079,691
Repurchase Agreements	—	14,000,000	—		14,000,000
Securities Lending Collateral	—	10,104,610	—		10,104,610
U.S. Government and Agency Obligations	—	16,455,668	—		16,455,668

Total Short-Term Investments	—	122,542,162	—		122,542,162

Forward Foreign Currency Contracts
Buys	—	34,381	—		34,381
Sales	—	253,989	—		253,989

Total Forward Foreign Currency Contracts	—	288,370	—		288,370

Futures Contracts
Buys	13,055	—	—	13,055
Sales	1,474,935	—	—	1,474,935

Total Futures Contracts	1,487,990	—	—	1,487,990

Interest Rate Swaps	—	403,636	—	403,636
Centrally Cleared Interest Rate Swaps**	—	257,403	—	257,403
Credit Default Swaps	—	171,516	—	171,516

Total Swaps	—	832,555	—	832,555

Total	$5,599,198	$1,230,104,090	$0	$1,235,703,288

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(4,167,500)	$—	$(4,167,500)

Forward Foreign Currency Contracts
Buys	—	(379,588)	—	(379,588)
Sales	—	(476,124)	—	(476,124)

Total Forward Foreign Currency Contracts	—	(855,712)	—	(855,712)

Futures Contracts
Buys	(649,723)	—	—	(649,723)

Total Futures Contracts	(649,723)	—	—	(649,723)

Written Options	(13,781)	(1,683,952)	—	(1,697,733)

Swap Contracts
Interest Rate Swaps	—	(437,960)	—	(437,960)
Centrally Cleared Interest Rate Swaps**	—	(263,920)	—	(263,920)
Credit Default Swaps	—	(7,278)	—	(7,278)

Total Swap Contracts	—	(709,158)	—	(709,158)

Total	$(663,504)	$(7,416,322)	$—	$(8,079,826)

*	Represents five securities at $0 value as of June 30, 2013.
**	Centrally cleared swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$2,459,013	$—	$—	$2,459,013
Brazil	40,620,130	—	—	40,620,130
Cayman Islands	11,919,825	—	—	11,919,825
Chile	9,348,391	—	—	9,348,391
China	40,756,339	—	—	40,756,339
Colombia	2,963,732	—	—	2,963,732
Czech Republic	2,661,052	—	—	2,661,052
Hong Kong	22,681,258	—	—	22,681,258

Hungary	327,452	—	—	327,452
India	63,034,712	—	—	63,034,712
Indonesia	14,459,285	—	—	14,459,285
Malaysia	23,029,713	—	—	23,029,713
Mexico	43,852,212	—	—	43,852,212
Netherlands	176,445	—	—	176,445
Peru	1,167,693	—	—	1,167,693
Philippines	4,438,370	—	—	4,438,370
Poland	5,899,150	—	—	5,899,150
Russia	14,784,862	—	—	14,784,862
Singapore	2,334,227	—	—	2,334,227
South Africa	24,564,733	—	—	24,564,733
South Korea	42,394,036	—	—	42,394,036
Taiwan	40,221,742	—	—	40,221,742
Thailand	11,412,397	6,829,505	—	18,241,902
Turkey	7,187,768	—	—	7,187,768
United Kingdom	27,788,478	—	—	27,788,478
United States	96,670	—	—	96,670

Total Common Stocks	460,579,685	6,829,505	—	467,409,190

Preferred Stocks
Brazil	8,988,002	—	—	8,988,002

Total Preferred Stocks	8,988,002	—	—	8,988,002

Short-Term Investments
Bank Deposit	—	21,599,970	—	21,599,970
Securities Lending Collateral	—	12,235,522	—	12,235,522

Total Short-Term Investments	—	33,835,492	—	33,835,492

Forward Foreign Currency Contracts
Buys	—	217,831	—	217,831
Sales	—	1,905,217	—	1,905,217

Total Forward Foreign Currency Contracts	—	2,123,048	—	2,123,048

Futures Contracts
Buys	548,856	—	—	548,856
Sales	177,502	—	—	177,502

Total Futures Contracts	726,358	—	—	726,358

Synthetic Futures	—	73,126	—	73,126

Total	$470,294,045	$42,861,171	$—	$513,155,216

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(1,596,382)	$—	$(1,596,382)
Sales	—	(85,075)	—	(85,075)

Total Forward Foreign Currency Contracts	—	(1,681,457)	—	(1,681,457)

Futures Contracts
Buys	(350,741)	—	—	(350,741)
Sales	(470,300)	—	—	(470,300)

Total Futures Contracts	(821,041)	—	—	(821,041)

Synthetic Futures	—	(368,578)	—	(368,578)

Total	$(821,041)	$(2,050,035)	$—	$(2,871,076)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$3,722,482	$—	$—	$3,722,482
Austria	796,447	—	—	796,447
Bahamas	96,973	—	—	96,973
Belgium	3,064,229	—	—	3,064,229
Bermuda	967,394	—	—	967,394
Canada	25,261,486	—	—	25,261,486
Denmark	7,554,606	—	—	7,554,606
France	21,445,704	—	—	21,445,704
Germany	8,803,363	—	—	8,803,363
Hong Kong	2,910,455	—	—	2,910,455
Ireland	2,264,334	—	—	2,264,334
Israel	3,959,383	—	—	3,959,383
Italy	182,533	—	—	182,533
Japan	53,633,203	—	—	53,633,203
Malaysia	297,337	—	—	297,337
Mexico	2,488,849	—	—	2,488,849
Micronesia	327,284	—	—	327,284
Netherlands	4,961,162	—	—	4,961,162
New Zealand	2,072,612	—	—	2,072,612
Norway	4,568,787	—	—	4,568,787
Portugal	300,906	—	—	300,906
Russia	70,591	—	—	70,591
Singapore	4,498,723	—	—	4,498,723
South Africa	1,656,694	—	—	1,656,694
South Korea	1,737,915	—	—	1,737,915
Spain	1,158,783	—	—	1,158,783
Sweden	3,497,575	—	—	3,497,575
Switzerland	29,323,097	—	—	29,323,097
Thailand	382,151	—	—	382,151
United Kingdom	36,532,334	—	—	36,532,334
United States	308,413,053	—	—	308,413,053

Total Common Stocks	536,950,445	—	—	536,950,445

Investment Company
United States	7,375,385	—	—	7,375,385

Total Investment Company	7,375,385	—	—	7,375,385

Preferred Stocks
Japan	190,769	—	—	190,769
Sweden	135,296	—	—	135,296
United States	517,133	—	—	517,133

Total Preferred Stocks	843,198	—	—	843,198

Warrants
United States	595,920	—	—	595,920

Total Warrants	595,920	—	—	595,920

Short-Term Investments
Bank Deposit	—	47,480,147	—	47,480,147

Total Short-Term Investments	—	47,480,147	—	47,480,147

Forward Foreign Currency Contracts
Sales	—	418,624	—	418,624

Total Forward Foreign Currency Contracts	—	418,624	—	418,624

Total	$545,764,948	$47,898,771	$—	$593,663,719

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(56,155)	$—	$(56,155)

Total Forward Foreign Currency Contracts	—	(56,155)	—	(56,155)

Total	$—	$(56,155)	$—	$(56,155)

The following table includes a rollforward of the amounts for the period ended June 30, 2013 for financial instruments classified as Level 3:

Core Opportunistic

Investments in Securities	Balance as of March 31, 2013		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Sales	Balance as of June 30, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2013
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

^	Includes three securities at $0 value as of March 31, 2013.
^^	Three securities at $0 value as of June 30, 2013.

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about their use of, and accounting for, derivative instruments and effect on the results of operations and financial position.

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Non-US Core Equity, Core Opportunistic and Global Low Volatility held warrants during the period as a result of corporate actions.

At June 30, 2013 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Value

ASSET DERIVATIVES

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(2)	$84,172	$84,172

Total Value	$84,172	$84,172

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts	(2,352,098)	(2,352,098)

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(1)	$1,517,295	$—	$1,517,295
Rights(1)	—	149,792	$149,792

Total Value	$1,517,295	$149,792	$1,667,087

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	247,251	247,251
Options Purchased	4,269,885,014	—	4,269,885,014

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate Risk		Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—		$—	$—	$335,280	$335,280
Options Purchased(1)	293,137		—	—	—	293,137
Forward Foreign Currency Contracts(2)	—		288,370	—	—	288,370
Futures Contracts(3)	1,487,990		—	—	—	1,487,990
Swap Contracts(4)	661,039	*	—	171,516	—	832,555

Total Value	$2,442,166		$288,370	$171,516	$335,280	$3,237,332

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(855,712)	$—	$—	$(855,712)
Futures Contracts(3)	(649,723)	—	—	—	(649,723)
Options Written(5)	(1,697,733)	—	—	—	(1,697,733)
Swap Contracts(4)	(701,880)*	—	(7,278)	—	(709,158)

Total Value	$(3,049,336)	$(855,712)	$(7,278)	$—	$(3,912,326)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	15,611	15,611
Options Purchased	2,369,000	—	—	—	2,369,000
Forward Foreign Currency Contracts	—	(18,454,310)	—	—	(18,454,310)
Futures Contracts	971	—	—	—	971
Options Written	(98,255,681)	—	—	—	(98,255,681)
Swap Contracts	103,100,000	—	8,300,000	—	111,400,000

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$2,123,048	$—	$2,123,048
Futures Contracts(3)	—	799,484	799,484

Total Value	$2,123,048	$799,484	$2,922,532

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(1,681,457)	$—	$(1,681,457)
Futures Contracts(3)	—	(1,189,619)	(1,189,619)

Total Value	$(1,681,457)	$(1,189,619)	$(2,871,076)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	23	23
Forward Foreign Currency Contracts	20,143,241	—	20,143,241
Futures Contracts	—	13,117	13,117

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$595,920	$595,920
Forward Foreign Currency Contracts(2)	418,624	—	418,624

Total Value	$418,624	$595,920	$1,014,544

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(56,155)	$—	$(56,155)

Total Value	$(56,155)	$—	$(56,155)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	33,467	33,467
Forward Foreign Currency Contracts	(14,447,632)	—	(14,447,632)

*	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Interest Rate Swaps, Credit Default Swaps and Centrally Cleared Interest Rate Swaps within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended June 30, 2013.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swap positions held in Core Opportunistic at June 30, 2013:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
4,400,000	USD	03/20/2021	Goldman Sachs	Sell	$4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa3; S&P Rating: AA)	168,939	171,090
900,000	USD	03/20/2016	Deutsche Bank AG	Buy	N/A	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(41,752)	167
1,400,000	USD	03/20/2016	Morgan Stanley Capital Services LLC	Buy	N/A	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(66,407)	259
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	N/A	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	(35,960)	(7,278)

					$4,400,000			$24,820	$164,238

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country's tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund's net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2013 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$6,446,878	$6,638,198	$—
Large Cap Value	5,771,692	5,961,165	—
Small/Mid Cap Growth	39,838,100	40,514,980	71,400
Small/Mid Cap Value	16,252,546	16,243,250	497,178
Non-US Core	86,620,691	87,380,636	5,176,649
Core Opportunistic	9,911,036	10,104,610	—
Emerging Markets	13,791,163	12,235,522	1,765,864
Short Maturity	85,051	86,895	—

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of June 30, 2013.

(f) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds’ ability to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended June 30, 2013, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Opportunistic Schedule of Investments for a listing of open swap agreements as of June 30, 2013.

(g) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future uses equity index swaps on equity index futures.

During the period ended June 30, 2013, Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Opportunistic and Emerging Markets Schedules of Investments for a listing of open futures contracts as of June 30, 2013.

(h) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended June 30, 2013, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of June 30, 2013.

Transactions in written option contracts for Core Opportunistic for the period ended June 30, 2013, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2013	35,400,095	$309,231
Options written	87,200,452	393,393
Options terminated in closing purchase transactions	(10,600,346)	(134,424)
Option exercised	—	—
Options expired	(3,900,159)	(64,517)

Options outstanding at June 30, 2013	108,100,042	$503,683

(i) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund's sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended June 30, 2013, Large Cap Value used forward foreign currency contracts to hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Large Cap Value, Core Opportunistic, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of June 30, 2013.

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund's NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of June 30, 2013.

(l) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund's Schedule of Investments for REIT securities held as of June 30, 2013.

(m) Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of June 30, 2013.

(n) Bank loans

Core Opportunistic invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2013, Core Opportunistic had the following three unfunded commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Dell, Inc., 1st Lien Bridge Loan	$700,000	$696,800	$700,000	$3,200
Dell, Inc., 2nd Lien Bridge Loan	400,000	398,016	400,000	1,984
Schaeffler AG, Term Loan C2	1,000,000	1,016,250	1,015,000	(1,250)

Total:	$2,100,000	$2,111,066	$2,115,000	$3,934

(o) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(p) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Code. The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(q) Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of June 30, 2013, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$353,103,504	$83,175,173	$(5,339,417)	$77,835,756
Large Cap Value	357,731,498	81,320,449	(2,297,651)	79,022,798
Small/Mid Cap Growth	398,604,463	54,691,040	(10,749,081)	43,941,959
Small/Mid Cap Value	352,076,002	55,595,684	(7,986,079)	47,609,605
Non-US Core Equity	1,713,073,428	195,647,143	(61,472,574)	134,174,569
Core Opportunistic	1,224,705,511	27,627,134	(19,238,272)	8,388,862
Emerging Markets	523,163,058	20,923,927	(33,854,301)	(12,930,374)
Global Low Volatility	573,664,142	31,960,936	(12,379,983)	19,580,953
Short Maturity	23,485,903	171,995	(196,185)	(24,190)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to June 30, 2013 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 21, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 21, 2013

By:	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date:	August 21, 2013